UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/06

Date of reporting period: 01/31/06

Item 1—Schedule of Investments

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE (000) +

Real Estate Investment Trusts (a) - 98.8%
Apartments - 17.3%
American Campus Communities	50,168	$1,244
Archstone-Smith Trust (b)	523,240	24,519
Avalonbay Communities (b)	318,388	31,673
BRE Properties (b)	137,854	6,879
Camden Property Trust	278,244	18,114
Equity Residential Properties Trust (b)	523,831	22,216
Essex Property Trust (b)	55,281	5,494
Mid-America Apartment Communities	174,179	8,892
United Dominion Realty Trust (b)	181,103	4,602
		123,633
Community Centers - 12.1%
Agree Realty	194,697	5,822
Developers Diversified Realty (b)	361,110	17,788
Equity One (b)	143,503	3,440
Kimco Realty (b)	344,806	12,099
Kite Realty Group Trust	602,429	9,500
Pan Pacific Retail Properties (b)	152,936	10,583
Regency Centers (b)	309,386	19,940
Saul Centers (b)	155,780	5,764
Urstadt Biddle Properties, Class A	76,600	1,338
		86,274
Diversified - 10.7%
Brookfield Asset Management (b)	62,013	3,321
Cousins Properties	216,003	6,744
Florida East Coast Industries	149,674	7,301
Forest City Enterprises, Class A	287,067	10,871
Trizec Properties (b)	1,006,912	23,451
Vornado Realty Trust (b)	263,002	23,234
Washington Real Estate Investment Trust	36,505	1,204
		76,126
Health Care - 5.2%
American Retirement (c)	189,125	5,150
Five Star Quality Care (c)	209,829	1,794
Healthcare Realty Trust	274,710	9,626
Manor Care (b)	66,154	2,587
OMEGA Healthcare Investors	215,835	2,829
Sunrise Senior Living (b) (c)	188,033	6,835
Ventas	277,027	8,477
		37,298
Hotels - 8.2%
Gaylord Entertainment (c)	81,616	3,509
Hersha Hospitality Trust	477,243	4,539
Hilton Hotels	474,249	11,823
Host Marriott (b)	204,950	4,089
LaSalle Hotel Properties	118,400	4,525
Marriott International, Class A (b)	74,022	4,933
Starwood Hotels & Resorts Worldwide (b)	152,717	9,287
Strategic Hotel Capital	264,925	5,669
Sunstone Hotel Investors	156,047	4,603
Winston Hotels	558,688	5,721
		58,698
Industrials - 9.9%
AMB Property (b)	202,640	10,578
First Potomac Realty Trust	341,319	10,038
Prologis (b)	922,039	47,227
PS Business Parks	51,195	2,808
		70,651
Malls - 12.8%
CBL & Associates Properties	33,866	1,433
General Growth Properties (b)	498,802	25,738
Macerich (b)	273,437	19,843
Simon Property Group (b)	534,510	44,279
		91,293
Manufactured Homes-0.8%
Equity Lifestyle Properties	130,033	5,981

Mortgage - 2.4%
Equity Lifestyle Properties	130,033	5,981
iStar Financial	159,918	5,740
Newcastle Investment	195,337	5,313
Northstar Realty Finance (b)	548,458	6,017
		17,070
Office - 16.2%
Alexandria Real Estate Equities (b)	60,897	5,374
BioMed Realty Trust	112,926	3,030
Boston Properties (b)	273,476	21,402
Brookfield Properties (b)	935,095	28,249
Cogdell Spencer (d)	424,076	7,909
Corporate Office Properties Trust	92,942	3,763
Kilroy Realty (b)	175,768	11,880
Mack-Cali Realty	183,724	8,216
Maguire Properties (b)	298,190	10,079
Republic Property Trust	219,036	2,541
SL Green Realty (b)	160,798	13,514
		115,957
Self Storage - 3.2%
Public Storage (b)	204,116	14,813
Sovran Self Storage (b)	71,338	3,533
U-Store-It Trust	206,091	4,406
		22,752

Total Real Estate Investment Trusts
(cost $546,379)		705,733

Private Real Estate Companies - 0.1%
Beacon Capital (c) (e) (f)	33,750	46
Newcastle Investment Holdings (c) (e) (f)	35,000	305
Total Private Real Estate Investment Companies
(cost $588)		351

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z (g)
(cost $6,433)	6,433,213	6,433

Investments Purchased with Proceeds from Securities Lending (h) - 50.4%
(cost $359,846)		359,846

Total Investments - 150.2%
(cost $913,246)		1,072,363
Other Assets and Liabilities, Net - (50.2)%		(358,406)
Total Net Assets - 100.0%		$713,957

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held fair valued securities disclosed in footnote (f).
(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $348,989,961 at January 31, 2006.
(c)	Non-income producing security.
(d)	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the funds' holdings of that company represents 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three months ended January 31, 2006 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Value
Cogdell Spencer	$8,056,470	$66,292	$771,511	$7,351,251	$107,442	$8,068,307

(e)	Security is considered illiquid or restricted. As of January 31, 2006, the value of these investments was $351,113 or 0.1% of total net assets.
(f)	Security is fair valued. As of January 31, 2006, the fair value of these investments was $351,113 or 0.1% of total net assets.
(g)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(h)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral was invested as follows (000):
	Commercial Paper	$95,548
	Corporate Obligations	121,441
	Repurchase Agreements	135,609
	Other Short-Term Securities	7,248
	Total	$359,846

Schedule of INVESTMENTS January 31, 2006 (unaudited)

International Fund

DESCRIPTION	SHARES	VALUE (000) +

Foreign Common Stocks - 99.0%
Australia - 1.2%
BHP Billiton	1,082,000	$21,283

Belgium - 2.0%
Dexia	790,000	19,420
Fortis	450,000	15,727
		35,147
Brazil - 2.0%
Companhia Vale do Rio Doce - ADR	620,000	31,787
Petroleo Brasileiro - ADR (a)	22,900	2,164
		33,951
Finland - 1.4%
Nokia Oyj	1,304,770	23,935

France - 11.1%
Axa (b)	744,000	25,199
BNP Paribas (b)	301,900	26,914
Compagnie de Saint-Gobain (b)	430,000	28,207
Imerys (a)(b)	189,400	15,618
Lafarge (b)	211,700	22,258
Total (b)	263,490	72,965
		191,161
Germany - 6.0%
BASF (b)	175,000	13,769
Bayerische Motoren Werke (BMW) (b)	459,600	20,807
Deutsche Post	600,000	16,924
SAP (b)	82,250	16,895
Schering (b)	220,600	15,054
Siemens (b)	231,000	21,082
		104,531
Great Britain - 25.7%
Aviva	730,000	9,360
Barclays	2,925,000	31,239
BG Group	2,415,200	27,342
British Land	900,000	18,409
Centrica	3,370,542	15,992
GlaxoSmithKline	1,625,000	41,600
HSBC (b)	2,943,200	49,110
Kingfisher	3,105,000	13,104
Morrison Supermarket	5,815,000	19,328
National Grid Transco	1,404,082	14,383
Reckitt Benckiser	147,236	4,823
Royal Bank of Scotland	979,000	30,323
Smith & Nephew	1,781,163	17,680
Standard Chartered	1,213,000	30,122
Tesco	5,838,800	33,027
Vodafone	19,116,600	40,204
Wolseley	1,250,000	30,140
WPP Group	1,585,503	17,604
		443,790
Hong Kong - 0.8%
Esprit Holdings	1,564,500	13,660

Ireland - 0.6%
Bank of Ireland	650,000	11,131

Italy - 5.0%
Eni (b)	1,865,800	56,534
Mediaset (b)	802,400	9,409
UniCredito Italiano (b)	2,803,900	20,018
		85,961
Japan - 22.1%
Aeon Credit Service	176,400	15,757
Canon	453,600	27,290
Credit Saison	336,900	15,089
Daikin Industries (b)	430,000	14,096
Fanuc	130,000	11,418
Hirose Electric (b)	63,000	9,544
Honda Motor	232,200	13,123
Hoya	480,000	19,200
Matsushita Electric Industrial	614,000	13,249
Mitsubishi	979,800	22,852
Mitsubishi Tokyo Financial Group	2,843	40,930
Mitsui Fudosan	209,000	4,400
Nidec Corporation (b)	129,100	11,793
Nikko Cordial (b)	900,000	14,262
Nippon Oil	925	7
Nitto Denko (b)	268,700	22,703
Secom	235,000	12,126
Sharp	500,000	9,122
Shin-Etsu Chemical	298,000	16,921
SMC	100,600	15,371
Sumitomo	1,902,000	25,977
Takefuji	110,000	6,606
Toyota Motor	366,400	18,915
Yamanouchi Pharmaceutical	538,200	22,266
		383,017
Mexico - 0.7%
Fomento Economico Mexicano - ADR (b)	152,000	11,908

Netherlands - 4.9%
ABN AMRO	725,000	20,105
ING Groep	425,000	15,167
Philips Electronics	537,000	18,114
Reed Elsevier	1,232,124	17,373
Wolters Kluwer	619,700	13,745
		84,504
South Korea - 1.1%
Samsung Electronics	23,830	18,197
SK Telecom - ADR	42,778	1,012
		19,209
Spain - 1.9%
Altadis	350,000	14,562
Banco Bilbano Vizcaya Argentaria (b)	884,400	17,877
		32,439
Sweden - 1.1%
Ericsson	5,215,000	18,971

Switzerland - 11.4%
Adecco	317,600	17,744
Holcim	300,000	22,730
Nestle	95,560	28,025
Novartis	600,100	32,991
Roche	220,600	34,850
UBS	385,700	41,953
Zurich Financial Services	84,500	18,505
		196,798
Total Foreign Common Stocks
(cost $1,317,866)		1,711,396

Short Term Investment - 0.8%
State Street GA Prime Fund
(cost $14,026)	14,026,218	14,026

Investments Purchased with Proceeds from Securities Lending (c) - 15.6%
State Street Navigator Prime Fund
(cost $269,759)	269,758,597	269,759

Total Investments - 115.4%
(cost $1,601,651)		1,995,181
Other Assets and Liabilities, Net - (15.4)%		(265,679)
Total Net Assets - 100.0%		$1,729,502

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. If events occur that materially affect the value of securities (including non-U.S. securities)
	between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at
	fair value. The fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements
	in future contracts and American Depository Receipts and various other indices, may be reviewed in the course of making a good faith determination
	of a security's fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that
	would be calculated without regard to such considerations. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which
	they trade. The prices for foreign securities are reported in local currency and coverted to U.S. dollars using currency exchange rates. Exchange rates
	are provided daily by recognized independent pricing agents. As of January 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $258,738,468 at January 31, 2006.
(c)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral
	received is invested as noted above.

	ADR - American Depository Receipt

	At January 31, 2006, sector diversification of the fund was as follows:
		% of
		Net Assets	VALUE (000)
	Foreign Common Stock
	Banking	17.2%	$ 297,189
	Energy	10.1	175,004
	Capital Goods	9.8	169,143
	Materials	9.6	167,069
	Pharmaceutical & Biotechnology	8.5	146,760
	Technology	7.4	127,627
	Diversified Financials	7.2	124,561
	Food & Beverage	6.2	106,850
	Insurance	3.1	53,065
	Automobiles & Components	3.0	52,845
	Consumer Discretionary	2.6	45,308
	Telecommunication Services	2.4	41,216
	Media	2.3	40,528
	Utilities	1.9	31,987
	Commercial Services & Supplies	1.7	29,870
	Retailing	1.6	26,764
	Real Estate	1.3	22,809
	Industrials	1.1	18,197
	Health Care	1.0	17,680
	Transportation	1.0	16,924
	Total Foreign Common Stocks	99.0	1,711,396
	Total Short-Term Investment	0.8	14,026
	Total Investments Purchased with Proceeds from Securities Lending	15.6	269,759
	Total Investments	115.4	1,995,181
	Other Assets and Liabilities, Net	(15.4)	(265,679)
	Net Assets	100.0%	$ 1,729,502

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 94.0%
Consumer Discretionary - 19.7%
Aeropostale (a)(b)	125,223	$3,785
Christopher & Banks	169,943	3,363
Cosi (a)	602,123	5,871
Golf Galaxy (a)	18,477	330
GTECH Holdings	56,602	1,892
Guitar Center (a)(b)	127,999	6,871
Kenneth Cole Productions	110,476	2,965
Kuhlman Company (a) (c)	1,408,401	3,167
Oxford Industries (b)	103,049	4,679
Pacific Sunwear of California (a)(b)	190,588	4,671
Penn National Gaming (a)	142,520	4,575
Red Robin Gourmet Burgers (a)	141,619	5,621
Ruth's Chris Steak House (a)	193,659	4,096
Scientific Games, Class A (a)(b)	262,370	8,409
Texas Roadhouse, Class A (a)	357,812	5,550
		65,845
Energy - 7.9%
Arena Resources (a)(b)	103,477	3,542
Cal Dive International (a)(b)	82,160	3,449
Compton Petroleum (a)	400,975	6,629
Ember Resources (a)	447,163	3,101
Hornbeck Offshore Services (a)	62,450	2,484
Hydril (a)(b)	27,727	2,283
Oil States International (a)(b)	53,434	2,186
Pioneer Drilling (a)(b)	116,065	2,646
		26,320
Financials - 8.6%
Cullen/Frost Bankers (b)	101,648	5,462
East West Bancorp	158,575	5,853
Scottish Annuity & Life	178,017	4,383
Sunstone Hotel Investors	103,110	3,042
SVB Financial Group (a)	66,780	3,304
Triad Guaranty (a)(b)	81,136	3,408
United Community Banks (b)	114,136	3,185
		28,637
Health Care - 18.9%
Amylin Pharmaceuticals (a)(b)	44,380	1,882
Andrx Group (a)	256,894	4,508
Caliper Life Sciences (a)	120,988	709
Coley Pharmaceutical Group (a)(b)	129,206	1,978
Cutera (a)	178,502	4,862
Cyberonics (a)	84,465	2,535
Durect (a)(b)	516,147	2,302
Dyax (a)	796,933	4,327
Encore Medical (a)(b)	1,211,455	6,518
Horizon Health (a)	121,408	2,828
ICOS (a)(b)	130,286	3,238
I-Flow (a)(b)	209,910	3,333
Integra LifeSciences (a)	83,811	3,269
Keryx Biopharmaceuticals (a)	100,993	1,619
Kyphon (a)	65,985	2,743
MGI Pharma (a)(b)	156,826	2,614
NPS Pharmaceuticals (a)(b)	229,024	3,252
Pediatrix Medical Group (a)(b)	36,244	3,178
Senomyx (a)	221,846	3,605
United Surgical Partners International (a)(b)	93,403	3,620
		62,920
Industrials - 10.7%
AMETEK (b)	99,536	4,095
Aries Maritime Transport (a)	35,769	465
CLARCOR	82,180	2,801
ESCO Technologies (a)(b)	97,240	4,778
Genco Shipping & Trading (a)	265,980	4,301
Labor Ready (a)	145,045	3,378
Navigant Consulting (a)	193,285	4,392
Resources Connection (a)(b)	162,243	4,411
Toro (b)	73,200	3,236
WESCO International (a)	81,240	3,894
		35,751
Information Technology (d) - 28.2%
Avocent (a)	141,625	4,712
Digitas (a)	477,146	6,246
DSP Group (a)	85,679	2,515
Embarcadero Technologies (a)	530,995	3,982
Extreme Networks (a)(b)	880,247	4,313
Forrester Research (a)	125,851	2,566
Hutchinson Technology (a)(b)	194,568	5,386
Ixia (a)	280,870	3,539
Jack Henry & Associates (b)	215,259	4,406
Kronos (a)	127,957	5,029
Maximus	87,920	3,439
Orbotech (a)	175,932	4,266
Plantronics (b)	82,079	2,873
PMC-Sierra (a)(b)	610,564	5,776
Polycom (a)(b)	397,100	7,696
Quest Software (a)	441,027	6,986
Sapient (a)(b)	517,175	3,413
Semtech (a)(b)	260,010	5,013
SM&A (a)	237,636	1,713
STATS ChipPAC (a)	462,820	3,240
Tridium, Class B Escrow Shares (a)(e)(f)	278,500	86
Varian Semiconductor Equipment Associates (a)	53,496	2,650
VideoPropulsion (a)(e)(f)	809,856	-
Wind River Systems (a)(b)	311,504	4,168
		94,013
Total Common Stocks
(cost $278,021)		313,486

Warrants - 0.1%
Kuhlman Company Warrants (a) (e) (f)
(cost $273)	281,680	306

Short-Term Investment - 4.0%
First American Prime Obligations Fund, Class Z (g)
(cost $13,490)	13,489,852	13,490

Investments Purchased with Proceeds from Securities Lending (h) - 30.6%
(cost $102,150)		102,150

Total Investments - 128.7%
(cost $393,934)		429,432
Other Assets and Liabilities, Net - (28.7)%		(95,869)
Total Net Assets - 100.0%		$333,563

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held fair valued securities disclosed in footnote (f).

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $97,562,577 at January 31, 2006.
(c)
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the funds holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three months ended January 31, 2006 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	Kuhlman Company	$0	$3,168,629	$0	$3,168,629	$-	$3,166,561

(d)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(e)	Security considered illiquid or restricted. As of January 31, 2006, the market value of these investments was $391,417 or 0.1% of total net assets.
(f)	Security is fair valued. As of January 31, 2006, the fair value of these investments was $391,417 or 0.1% of total net assets.
(g)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(h)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper							$27,123
	Corporate Obligations							34,474
	Repurchase Agreements							38,495
	Other Short-Term Securities							2,058
	Total							$102,150

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 95.8%
Consumer Discretionary - 13.8%
Children's Place Retail Stores (a)(b)	159,896	$7,002
Christopher & Banks	388,129	7,681
GSI Commerce (a)(b)	61,632	1,040
Men's Wearhouse (a)(b)	180,554	6,169
Nautilus Group (b)	650,073	10,629
P.F. Chang's China Bistro (a)(b)	167,382	8,580
RARE Hospitality International (a)(b)	277,400	8,752
Ruby Tuesday (b)	470,410	13,458
Ruth's Chris Steak House (a)	359,750	7,609
Scientific Games, Class A (a)	589,040	18,879
Station Casinos	124,400	8,316
Thomas Nelson	288,005	7,402
Too (a)(b)	217,538	6,293
WCI Communities (a)(b)	250,920	6,910
		118,720
Energy - 7.4%
Bill Barrett (a)(b)	54,546	2,094
Cal Dive International (a)(b)	208,434	8,750
Compton Petroleum (a)	538,120	8,896
Comstock Resources (a)	140,870	4,508
Hydril (a)	49,080	4,042
St. Mary Land & Exploration (b)	77,330	3,375
Tesoro Petroleum (b)	99,030	7,177
Western Gas Resources	148,930	7,074
Western Refining (a)	36,585	686
W-H Energy Services (a)(b)	362,991	17,525
		64,127
Financials - 19.1%
Affiliated Managers Group (a)(b)	98,444	9,136
AmerUs Group, Class A (b)	190,340	11,681
BioMed Realty Trust	419,700	11,260
CoBiz (b)	94,492	1,740
Columbia Banking System	202,165	6,520
Cullen/Frost Bankers (b)	265,620	14,274
Dime Community Bancshares	182,703	2,702
East West Bancorp (b)	232,850	8,594
First Financial Bankshares	92,290	3,381
First Potomac Realty Trust	316,940	9,321
First Republic Bank - California	368,227	13,978
GATX (b)	173,250	6,880
Kite Realty Group Trust	446,430	7,040
Lasalle Hotel Properties	145,860	5,575
Maguire Properties (b)	261,532	8,840
Newcastle Investment	238,010	6,474
Northstar Realty Finance	335,920	3,685
Old Second Bancorp	36,796	1,145
Platinum Underwriters Holdings	367,750	11,271
SL Green Realty (b)	223,800	18,808
Winston Hotels	177,519	1,818
		164,123
Health Care - 12.5%
Alkermes (a)(b)	84,896	2,066
American Healthways (a)(b)	199,600	8,918
Caliper Life Sciences (a)	489,691	2,870
Curis (a)	752,242	2,046
DJ Orthopedics (a)	198,707	6,524
eResearch Technology (a)	227,533	4,066
Hologic (b)	78,275	4,028
ImmunoGen (a)	674,432	2,704
Medarex (a)	186,672	2,610
Neurocrine Biosciences (a)(b)	62,943	3,825
Pediatrix Medical Group (a)(b)	218,304	19,141
Senomyx (a)	295,690	4,805
Sierra Health Services (a)(b)	432,340	17,129
SurModics (a)(b)	231,209	8,527
Sybron Dental Specialties (a)(b)	247,506	10,544
United Surgical Partners (a)(b)	54,928	2,129
Vertex Pharmaceuticals (a)(b)	149,515	5,341
		107,273
Industrials - 17.0%
Acuity Brands	114,876	4,353
AirTran Holdings (a)(b)	569,741	9,652
AMETEK (b)	101,806	4,188
Chicago Bridge & Iron	276,436	8,528
CLARCOR	113,361	3,863
Energy Conversion Devices (a)(b)	61,980	3,121
ESCO Technologies (a)	158,620	7,795
IHS, Class A (a)	149,400	3,624
J.B. Hunt Transport Services	285,180	6,787
Kennametal	140,607	8,226
KVH Industries (a)(b)(c)	632,804	7,011
Labor Ready (a)(b)	385,670	8,982
Lennox International (b)	273,155	8,727
Manitowoc (b)	170,180	11,317
NCI Building Systems (a)(b)	243,080	12,324
Power-One (a)(b)	1,652,103	9,979
Roper Industries	58,160	2,347
Steelcase, Class A (b)	296,590	4,998
Terex (a)	139,232	9,816
Toro (b)	241,680	10,685
		146,323
Information Technology - 21.7%
Advanced Analogic Technologies (a)	192,010	2,861
Advanced Energy Industries (a)(b)	399,828	6,273
Aeroflex (a)(b)	473,254	5,722
BISYS Group (a)	1,184,960	17,170
Carreker (a)	548,669	3,089
Digital River (a)(b)	155,626	5,226
Digitas (a)(b)	794,600	10,401
Embarcadero Technologies (a)	653,853	4,904
Entegris (a)(b)	1,439,380	15,113
EPIQ Systems (a)(b)	329,920	7,357
FormFactor (a)	139,043	4,146
Harmonic (a)	409,894	2,263
Hyperion Solutions (a)(b)	179,883	6,190
Integrated Device Technology (a)(b)	434,230	6,031
Ituran Location and Control (a)(b)	167,946	2,983
M-Systems Flash Disk Pioneers (a)(b)	101,990	2,956
Openwave Systems (a)(b)	302,193	6,515
Opsware (a)(b)	420,960	3,081
Packeteer (a)	1,089,846	14,103
Polycom (a)(b)	837,056	16,222
Silicon Image (a)	482,970	5,588
Sonic Solutions (a)(b)	254,010	4,255
Stellent (a)	1,050,139	11,478
Tessera Technologies (a)(b)	111,735	3,607
TIBCO Software (a)(b)	1,074,180	8,583
Varian Semiconductor Equipment Associates (a)	103,159	5,109
WebEx Communications (a)	106,630	2,589
Wind River Systems (a)(b)	251,084	3,360
		187,175
Materials - 3.8%
Century Aluminum (a)(b)	230,893	7,869
FMC	115,070	6,492
Headwaters (a)(b)	57,770	1,993
Hercules (a)(b)	334,590	3,918
Schnitzer Steel Industries, Class A (b)	168,943	5,649
Texas Industries (b)	124,342	6,691
		32,612
Telecommunication Services - 0.4%
General Communication (a)(b)	342,260	3,713

Utilities - 0.1%
Avista	3,150	60
NSTAR (b)	24,190	695
Westar Energy	13,380	276
		1,031
Total Common Stocks
(cost $674,758)		825,097

Short-Term Investment - 2.5%
First American Prime Obligations Fund, Class Z (d)
(cost $21,257)	21,256,640	21,257

Investments Purchased with Proceeds from Securities Lending (e) - 37.0%
(cost $318,134)		318,134

Total Investments - 135.3%
(cost $1,014,149)		1,164,488
Other Assets and Liabilities, Net - (35.3)%		(303,836)
Total Net Assets - 100.0%		$860,652

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $305,933,992 at January 31, 2006.
(c)
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the funds holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three months ended January 31, 2006 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	KVH Industries	$8,072,219	$152,994	$1,818,323	$6,406,890	$-	$7,011,468

(d)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper							$84,472
	Corporate Obligations							107,364
	Repurchase Agreements							119,890
	Other Short-Term Securities							6,408
	Total							$318,134

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 95.1%
Consumer Discretionary - 12.7%
Aeropostale (a)	172,871	$5,226
Ameristar Casinos	231,142	5,198
Entercom Communications (a)	117,095	3,535
Ethan Allen Interiors	115,652	4,916
Interface, Class A (a)	585,996	5,508
Media General, Class A	85,366	4,085
Polaris Industries (b)	110,137	6,008
Rent-A-Center (a)(b)	258,384	5,297
Ruby Tuesday (b)	182,900	5,233
Thomas Nelson	101,243	2,602
WCI Communities (a)(b)	67,661	1,864
Wolverine World Wide	196,462	4,725
		54,197
Consumer Staples - 3.4%
Casey's General Stores	108,565	2,763
J&J Snack Foods	110,260	3,338
Nu Skin Enterprises, Class A	227,838	4,434
Ralcorp Holdings (a)	105,446	4,144
		14,679
Energy - 5.0%
Brigham Exploration (a)	239,640	2,955
Cabot Oil & Gas	55,560	2,865
Cimarex Energy (a)(b)	105,830	4,822
Global Industries (a)	243,587	3,410
Penn Virginia	51,026	3,338
Veritas DGC (a)(b)	87,611	3,948
		21,338
Financials (c) - 28.6%
Alabama National BanCorporation	61,800	4,296
BankUnited Financial, Class A (b)	172,040	4,834
Capitol Bancorp	96,551	4,287
CBL & Associates Properties	103,370	4,375
Citizens Banking (b)	176,374	4,907
City National (b)	54,830	4,111
Delphi Financial Group, Class A	90,730	4,324
Donegal Group, Class A	9,693	225
Equity One (b)	44,100	1,057
First Midwest Bancorp	113,320	3,956
First Niagara Financial Group (b)	366,520	5,058
First Potomac Realty Trust	154,830	4,554
First Republic Bank - California	122,687	4,657
FPIC Insurance Group (a)	128,550	4,788
Frontier Financial	124,732	4,087
IBERIABANK	78,952	4,366
Independent Bank	146,220	4,312
Lexington Corporate Properties Trust (b)	170,896	3,794
Newcastle Investment	206,986	5,630
Pennsylvania	139,560	5,675
PFF Bancorp	136,690	4,326
Platinum Underwriters Holdings	125,700	3,853
Provident Bankshares	130,740	4,802
Redwood Trust (b)	94,730	4,116
Sterling Bancshares	276,680	4,634
Strategic Hotel Capital	152,453	3,263
Triad Guaranty (a)	95,800	4,024
U-Store-It Trust	150,625	3,220
Waddell & Reed Financial, Class A	118,131	2,632
Windrose Medical Properties Trust	268,910	3,953
		122,116
Health Care - 6.5%
CNS	225,658	4,935
CONMED (a)	140,628	3,325
Magellan Health Services (a)	127,937	4,667
Perrigo (b)	330,090	5,153
STERIS	191,590	5,173
Varian (a)	116,740	4,479
		27,732
Industrials - 15.3%
Acuity Brands	136,662	5,178
Arkansas Best (b)	75,330	3,225
Armor Holdings (a)(b)	79,667	3,798
Aviall (a)	99,879	3,452
Brady, Class A	101,350	4,031
CLARCOR	182,438	6,217
Crane (b)	113,493	4,236
ESCO Technologies (a)(b)	132,049	6,489
G&K Services, Class A	146,563	5,824
Genco Shipping & Trading (a)	138,682	2,242
Genlyte Group (a)(b)	80,281	4,643
Moog, Class A (a)	171,760	5,756
Toro (b)	141,771	6,268
URS (a)	100,240	4,288
		65,647
Information Technology - 14.9%
BISYS Group (a)	589,577	8,543
Entegris (a)(b)	299,546	3,145
Fairchild Semiconductor International (a)(b)	196,099	3,912
Hutchinson Technology (a)(b)	166,904	4,620
Hypercom (a)	591,930	3,972
NETGEAR (a)	153,930	2,789
Palm (a)(b)	125,630	4,960
Plantronics (b)	172,270	6,029
Polycom (a)(b)	300,560	5,825
Progress Software (a)	150,364	4,324
Rudolph Technologies (a)	37,582	575
Skyworks Solutions (a)	631,549	3,335
TIBCO Software (a)	565,033	4,515
Transaction Systems Architects (a)(b)	121,130	3,996
Xyratex (a)(b)	139,752	3,154
		63,694
Materials - 5.2%
Arch Chemicals	135,385	4,197
Bowater (b)	115,667	3,162
Commercial Metals	86,860	4,111
Georgia Gulf (b)	96,830	3,312
Steel Dynamics (b)	92,421	4,290
Texas Industries (b)	57,548	3,097
		22,169
Utilities - 3.5%
Black Hills (b)	146,615	5,219
New Jersey Resources	104,612	4,755
Westar Energy	237,029	4,883
		14,857
Total Common Stocks
(cost $345,146)		406,429

Short-Term Investment - 3.9%
First American Prime Obligations Fund, Class Z (d)
(cost $16,697)	16,697,277	16,697

Investments Purchased with Proceeds from Securities Lending (e) - 27.0%
(cost $115,540)		115,540

Total Investments - 126.0%
(cost $477,383)		538,666
Other Assets and Liabilities, Net - (26.0)%		(111,074)
Total Net Assets - 100.0%		$427,592

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.
(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $111,291,766 at
	January 31, 2006.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral was invested as follows (000):
	Commercial Paper	$30,679
	Corporate Obligations	38,992
	Repurchase Agreements	43,542
	Other Short-Term Securities	2,327
	Total	$115,540

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 99.2%
Consumer Discretionary - 13.9%
Autoliv	24,181	$1,185
BorgWarner (a)	12,706	700
Christopher & Banks	60,184	1,191
Darden Restaurants	26,150	1,063
Entercom Communications (b)	24,380	736
Ethan Allen Interiors (a)	20,702	880
Men's Wearhouse (a)(b)	44,100	1,507
Pacific Sunwear of California (a)(b)	30,400	745
Penn National Gaming (b)	28,190	905
Polaris Industries (a)	16,730	913
Scientific Games, Class A (a)(b)	60,890	1,952
WCI Communities (a)(b)	57,480	1,583
		13,360
Consumer Staples - 1.4%
Nu Skin Enterprises	27,977	544
Pilgrim's Pride (a)	33,764	822
		1,366
Energy - 7.6%
Global Industries (b)	65,600	918
Hydril (a)(b)	18,430	1,518
Newfield Exploration (b)	35,200	1,845
St. Mary Land & Exploration (a)	18,240	796
Tesoro (a)	16,170	1,172
Veritas DGC (a)(b)	23,240	1,047
		7,296
Financials - 15.2%
AmerUs Group, Class A (a)	19,070	1,170
Astoria Financial (a)	55,870	1,609
CBL & Associates Properties	22,810	965
City National	9,070	680
Cullen/Frost Bankers (a)	32,190	1,730
Developers Diversified Realty (a)	16,480	812
Donegal Group, Class A	19,800	460
First Midwest Bancorp	13,200	461
LaSalle Hotel Properties	15,440	590
MGIC Investment (a)	17,080	1,128
Newcastle Investment	46,500	1,265
Redwood Trust (a)	19,760	859
SL Green Realty (a)	11,800	992
TD Ameritrade (a)	41,770	845
W.R. Berkley	21,300	1,052
		14,618
Health Care - 13.9%
CNS	50,383	1,102
Coley Pharmaceutical Group (a)(b)	25,680	393
Endo Pharmaceuticals (b)	27,350	785
Immucor (b)	39,270	1,180
NPS Pharmaceuticals (a)(b)	38,784	551
Pediatrix Medical Group (a)(b)	19,920	1,747
PerkinElmer	70,150	1,595
Respironics (b)	26,080	940
Senomyx (b)	56,880	924
Sierra Health Services (a)(b)	44,470	1,762
SurModics (a)(b)	24,200	892
United Surgical Partners (a)(b)	36,850	1,428
		13,299
Industrials - 16.5%
AirTran Holdings (a)(b)	49,350	836
Dun & Bradstreet (a)(b)	22,580	1,632
ESCO Technologies (a)(b)	35,512	1,745
Kennametal (a)	29,028	1,698
Lennox International (a)	16,150	516
Moog, Class A (b)	27,835	933
Navigant Consulting (b)	49,580	1,127
NCI Building Systems (a)(b)	25,080	1,272
Pentair	18,340	704
Precision Castparts	15,580	778
Republic Services	39,448	1,493
Stericycle (a)(b)	18,050	1,079
Toro (a)	45,040	1,991
		15,804
Information Technology - 21.7%
Amphenol, Class A	25,600	1,301
Arrow Electronics (b)	46,000	1,581
BISYS Group (b)	104,655	1,517
EPIQ Systems (a)(b)	28,880	644
Fairchild Semiconductor International, Class A (a)(b)	56,260	1,122
Hutchinson Technology (a)(b)	59,043	1,634
Hyperion Solutions (a)(b)	33,495	1,153
Ixia (a)(b)	53,280	671
Jack Henry & Associates	46,760	957
Maximus	18,980	743
MEMC Electronic Materials (a)(b)	29,185	834
Microchip Technology (a)	14,330	538
National Semiconductor (a)	66,373	1,872
Packeteer (b)	134,337	1,738
Polycom (a)(b)	99,280	1,924
Quest Software (b)	75,280	1,192
Varian Semiconductor Equipment Associates (b)	12,950	641
WebEx Communications (b)	31,530	766
		20,828
Materials - 5.1%
Century Aluminum (a)(b)	36,300	1,237
Steel Dynamics (a)	47,750	2,216
Texas Industries (a)	27,240	1,466
		4,919
Utilities - 3.9%
Alliant Energy	40,220	1,193
NSTAR (a)	21,190	609
Westar Energy	47,900	987
Wisconsin Energy (a)	22,330	927
		3,716
Total Common Stocks
(cost $87,433)		95,206

Short-Term Investment - 2.6%
First American Prime Obligations Fund, Class Z (c)
(cost $2,503)	2,503,221	2,503

Investments Purchased with Proceeds from Securities Lending (d) - 49.9%
(cost $47,815)		47,815

Total Investments - 151.7%
(cost $137,751)		145,524
Other Assets and Liabilities, Net - (51.7)%		(49,573)
Total Net Assets - 100.0%		$95,951

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $46,250,697 at
	January 31, 2006.
(b)	Non-income producing security
(c)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral was invested as follows (000):
	Commercial Paper	$12,696
	Corporate Obligations	16,137
	Repurchase Agreements	18,019
	Other Short-Term Securities	963
	Total	$47,815

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 97.8%
Consumer Discretionary - 14.4%
Chico's FAS (a) (b)	221,730	$9,659
Coach (a)	479,170	17,226
Coldwater Creek (a) (b)	1,264,654	25,799
Harman International Industries (b)	291,808	32,099
Harrah's Entertainment (b)	314,550	23,151
Scientific Games, Class A (a)	1,623,460	52,032
Starwood Hotels & Resorts Worldwide (b)	211,990	12,891
Station Casinos (b)	520,080	34,767
Texas Roadhouse, Class A (a) (b)	1,417,618	21,987
XM Satellite (a) (b)	666,780	17,456
		247,067
Consumer Staples - 2.8%
Corn Products International	960,870	26,203
Hershey Foods (b)	419,820	21,495
		47,698
Energy - 11.9%
Apache	192,164	14,514
BJ Services (b)	524,110	21,221
Chesapeake Energy (b)	248,020	8,691
National-Oilwell (a)	383,430	29,167
Newfield Exploration (a)	563,300	29,517
Smith International (b)	210,400	9,468
Southwestern Energy (a) (b)	211,310	9,116
Valero Energy	197,276	12,316
Weatherford International (a) (b)	1,040,450	46,591
XTO Energy	489,826	24,041
		204,642
Financials - 7.7%
Bear Stearns (b)	264,240	33,416
Calamos Asset Management (b)	338,930	11,774
Chicago Mercantile Exchange	32,610	13,802
CIT Group	363,340	19,381
Legg Mason (b)	177,910	23,075
Northern Trust	283,427	14,798
TD Ameritrade (b)	825,539	16,709
		132,955
Health Care - 16.6%
Aetna	252,700	24,461
American Healthways (a) (b)	384,330	17,172
C.R. Bard	96,340	6,110
Caremark Rx (a) (b)	342,730	16,897
Coventry Health Care (a)	441,195	26,282
DENTSPLY International	668,900	35,920
Endo Pharmaceuticals (a)	451,400	12,955
Fisher Scientific International (a) (b)	312,300	20,883
PerkinElmer	2,061,290	46,874
Quest Diagnostics (b)	324,250	16,028
Sierra Health Services (a) (b)	491,100	19,457
Thermo Electron (a) (b)	1,255,870	42,247
		285,286
Industrials - 18.5%
Dun & Bradstreet (a) (b)	645,170	46,633
Hexcel (a) (b)	419,480	8,755
Kennametal (b)	345,450	20,209
L-3 Communications Holdings (b)	440,160	35,662
Monster Worldwide (a) (b)	1,071,750	45,721
MSC Industrial Direct	725,450	32,594
Precision Castparts (b)	480,620	24,007
Republic Services	678,015	25,663
Roper Industries	511,200	20,627
Stericycle (a) (b)	277,750	16,601
Toro (b)	351,850	15,555
UTI Worldwide (b)	259,250	27,151
		319,178
Information Technology - 24.7%
Adobe Systems	910,502	36,165
Amphenol, Class A	602,640	30,632
Apple Computer (a)	272,470	20,574
Autodesk	602,690	24,463
Broadcom, Class A (a) (b)	448,650	30,598
Cogent (a) (b)	346,960	8,338
Cognizant Technology Solutions (a) (b)	500,230	26,197
Cognos (a) (b)	307,540	11,717
F5 Networks (a) (b)	318,970	20,637
Freescale Semiconductor, Class A (a) (b)	341,810	8,600
Freescale Semiconductor, Class B (a)	269,240	6,798
Hyperion Solutions (a) (b)	498,735	17,161
Linear Technology	778,140	28,955
Marvell Technology Group (a) (b)	294,530	20,152
McAfee (a) (b)	427,036	9,903
MEMC Electronic Materials (a) (b)	1,020,780	29,174
Microchip Technology (b)	753,580	28,267
National Semiconductor (b)	725,970	20,480
NCR (a) (b)	477,540	17,741
Paychex (b)	511,805	18,604
Red Hat (a) (b)	330,983	9,582
		424,738
Telecommunication Services - 1.2%
American Tower, Class A (a) (b)	645,893	19,984

Total Common Stocks
(cost $1,241,820)		1,681,548

Short-Term Investment - 2.1%
First American Prime Obligations Fund, Class Z (c)
(cost $36,113)	36,113,290	36,113

Investments Purchased with Proceeds from Securities Lending (d) - 34.5%
(cost $593,277)		593,277

Total Investments - 134.4%
(cost $1,871,210)		2,310,938
Other Assets and Liabilities, Net - (34.4)%		(590,870)
Total Net Assets - 100.0%		$1,720,068

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.
(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $572,577,059 at
January 31, 2006.
(c)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
As of January 31, 2006, cash collateral invested was as follows (000):
Commercial Paper	$157,529
Corporate Obligations	200,219
Repurchase Agreements	223,578
Other Short-Term Securities	11,951
Total	$593,277

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 97.3%
Consumer Discretionary - 13.8%
Autoliv	173,872	$8,518
Black & Decker (a)	95,925	8,278
BorgWarner (a)	122,796	6,770
Circuit City Stores	152,660	3,849
Darden Restaurants	150,622	6,124
Federated Department Stores (a)	53,346	3,554
Foot Locker	243,730	5,538
Fortune Brands (a)	113,476	8,506
Harrah's Entertainment (a)	113,089	8,323
J.C. Penney (a)	202,245	11,285
Office Depot (b)	244,280	8,098
Pulte Homes (a)	258,066	10,297
Sherwin Williams (a)	299,253	15,830
		104,970
Consumer Staples - 7.5%
Archer-Daniels-Midland	471,334	14,847
Kroger (a) (b)	935,751	17,218
Molson Coors Brewing (a)	142,677	8,917
Pepsi Bottling Group	342,515	9,933
Pilgrim's Pride (a)	240,780	5,861
		56,776
Energy - 7.6%
BJ Services (a)	200,672	8,125
GlobalSantaFe (a)	157,684	9,627
Kerr-McGee	76,654	8,462
National-Oilwell (b)	107,758	8,197
Newfield Exploration (b)	259,430	13,594
Noble Energy	206,614	9,562
		57,567
Financials (c) - 27.3%
ACE	199,155	10,904
Ambac Financial Group	156,814	12,045
AON	294,623	10,082
Astoria Financial (a)	313,934	9,041
Bear Stearns (a)	156,056	19,735
Boston Properties (a)	124,444	9,739
CIT Group	254,401	13,570
Comerica	132,425	7,346
Cullen/Frost Bankers (a)	178,735	9,605
Developers Diversified Realty (a)	187,496	9,236
Equity Office Properties Trust (a)	257,832	8,204
Genworth Financial	348,634	11,421
KeyCorp (a)	349,069	12,354
Marshall & Ilsley (a)	288,386	12,095
MGIC Investment (a)	198,763	13,120
Northern Trust	172,814	9,023
Principal Financial Group (a)	69,085	3,258
Synovus Financial	193,071	5,342
Vornado Realty Trust (a)	88,925	7,856
W.R. Berkley	259,818	12,835
		206,811
Health Care - 6.1%
Biogen Idec (a) (b)	71,944	3,219
CIGNA	108,745	13,223
Community Health Systems (b)	279,799	10,182
Health Net (b)	175,408	8,660
PerkinElmer	481,946	10,959
		46,243
Industrials - 7.7%
American Standard (a)	200,967	7,235
Eaton	202,927	13,434
Kennametal	152,704	8,933
Norfolk Southern	342,700	17,080
Republic Services	308,807	11,688
		58,370
Information Technology - 9.7%
Amphenol, Class A	151,315	7,691
Arrow Electronics (b)	362,894	12,469
Electronic Data Systems	391,251	9,856
Freescale Semiconductor, Class B (b)	362,076	9,142
Harris	172,824	8,024
Ingram Micro (b)	491,449	9,509
Lucent Technologies (a) (b)	1,134,398	2,995
National Semiconductor (a)	259,837	7,330
Xerox (a) (b)	452,603	6,477
		73,493
Materials - 7.1%
Ashland	130,172	8,581
Engelhard	140,084	5,645
Lyondell Chemical	468,194	11,241
Phelps Dodge (a)	51,401	8,250
Rohm & Haas (a)	244,846	12,463
Sonoco Products	251,230	7,781
		53,961
Utilities - 10.5%
Alliant Energy	200,305	5,941
Constellation Energy	126,123	7,349
DTE Energy (a)	83,624	3,529
Edison International	256,021	11,219
PG&E (a)	397,254	14,822
PPL (a)	449,439	13,542
Public Service Enterprise Group (a)	139,726	9,728
Sempra Energy	119,703	5,752
Wisconsin Energy (a)	183,080	7,600
		79,482

Total Common Stocks
(cost $606,153)		737,673

Short-Term Investment - 2.5%
First American Prime Obligations Fund, Class Z (d)
(cost $18,868)	18,867,790	18,868

Investments Purchased with Proceeds from Securities Lending (e) - 30.5%
(cost $230,918)		230,918

Total Investments - 130.3%
(cost $855,939)		987,459
Other Assets and Liabilities, Net - (30.3)%		(229,779)
Total Net Assets - 100.0%		$757,680

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $222,027,174 at
	January 31, 2006.
(b)	Non-income producing security
(c)	The fund significantly invested in this industry and therefore is subject to additional risks.
(d)	Investment in affiated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral invested was as follows (000):
	Commercial Paper	$61,314
	Corporate Obligations	77,930
	Repurchase Agreements	87,022
	Other Short-Term Securities	4,652
	Total	$230,918

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Large Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 99.5%
Consumer Discretionary - 15.8%
Coach (a)	221,300	$7,956
Harrah's Entertainment (b)	133,640	9,836
Lowe's (b)	438,060	27,839
McGraw-Hill (b)	241,600	12,331
Nike, Class B (b)	224,247	18,153
Omnicom Group (b)	204,060	16,690
Staples (b)	571,665	13,554
Starbucks (a)	468,970	14,866
Station Casinos (b)	185,840	12,423
Target	549,490	30,085
		163,733
Consumer Staples - 9.9%
Altria Group	140,930	10,195
PepsiCo	450,150	25,739
Procter & Gamble	635,584	37,646
Wal-Mart Stores	617,130	28,456
		102,036
Energy - 5.0%
Apache	197,170	14,892
Baker Hughes (b)	96,310	7,458
Exxon Mobil	203,292	12,757
Halliburton (b)	95,210	7,574
Valero Energy (b)	138,877	8,670
		51,351
Financials - 11.4%
Allstate	194,730	10,136
American Express	494,930	25,959
American International Group (b)	263,010	17,216
Capital One Financial	78,020	6,499
CIT Group	158,940	8,478
Goldman Sachs Group (b)	173,470	24,503
Lehman Brothers Holdings (b)	60,390	8,482
Wells Fargo	275,800	17,199
		118,472
Health Care - 18.0%
Aetna	215,950	20,904
Alcon (a)(b)	86,760	11,098
Amgen (a)	369,990	26,969
Caremark Rx (a)(b)	297,486	14,666
Genentech (a)(b)	74,338	6,387
Medtronic	393,570	22,225
Novartis AG, ADR (b)	244,907	13,509
PerkinElmer	464,390	10,560
St. Jude Medical (a)	321,400	15,790
Teva Pharmaceutical Industries, ADR (b)	218,440	9,312
UnitedHealth Group	403,676	23,987
Zimmer Holdings (a)(b)	162,239	11,186
		186,593
Industrials - 9.8%
Danaher (b)	232,030	13,142
Dun & Bradstreet (a)(b)	133,500	9,650
General Electric	724,820	23,738
Illinois Tool Works (b)	162,190	13,671
United Technologies	353,450	20,631
UTi Worldwide (b)	119,080	12,471
W.W. Grainger	119,994	8,511
		101,814
Information Technology (c) - 28.0%
Adobe Systems	442,240	17,566
Amphenol, Class A	259,040	13,167
Apple Computer (a)	310,162	23,420
Autodesk	167,780	6,810
Corning (a)	707,518	17,228
Dell (a)(b)	324,504	9,511
eBay (a)(b)	424,490	18,295
EMC (a)	965,120	12,933
F5 Networks (a)	108,247	7,004
Google (a)	52,620	22,798
Hewlett-Packard	536,630	16,732
Intel	375,669	7,990
Linear Technology (b)	214,340	7,976
Marvell Technology Group (a)(b)	141,460	9,679
MEMC Electronic Materials (a)(b)	387,010	11,061
Microchip Technology (b)	275,150	10,321
Microsoft	602,260	16,954
Motorola (b)	779,440	17,701
Paychex (b)	293,943	10,685
QUALCOMM	199,630	9,574
Texas Instruments (b)	754,480	22,053
		289,458
Materials - 1.6%
Dow Chemical	396,011	16,751

Total Common Stocks
(cost $878,245)		1,030,208

Short-Term Investments - 1.6%
First American Prime Obligations Fund, Class Z (d)
(cost $16,896)	16,895,916	16,896

Investments Purchased with Proceeds from Securities Lending (e) - 27.3%
(cost $283,073)		283,073

Total Investments - 128.4%
(cost $1,178,214)		1,330,177
Other Assets and Liabilities, Net - (28.4)%		(294,563)
Total Net Assets - 100.0%		$1,035,614

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $271,884,004 at January 31, 2006.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	$75,162
	Corporate Obligations	95,532
	Repurchase Agreements	106,677
	Other Short-Term Securities	5,702
	Total	$283,073

ADR-	American Depository Receipt

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 98.6%
Consumer Discretionary - 13.8%
Autoliv (a)	90,400	$4,429
Coach (b)	188,810	6,788
Harrah's Entertainment (a)	74,460	5,480
J.C. Penney (a)	127,430	7,111
Omnicom Group (a)	79,540	6,506
Sherwin Williams (a)	182,540	9,656
Starbucks (a)(b)	94,650	3,000
Station Casinos (a)	66,410	4,440
Time Warner	503,104	8,819
		56,229
Consumer Staples - 7.1%
Procter & Gamble	183,948	10,895
Wal-Mart Stores	394,650	18,198
		29,093
Energy - 11.7%
Amerada Hess (a)	33,590	5,200
Apache (a)	133,396	10,075
Baker Hughes (a)	108,400	8,394
ConocoPhillips (a)	130,340	8,433
Exxon Mobil (a)	65,640	4,119
Halliburton (a)	78,426	6,239
National-Oilwell Varco (b)	69,950	5,321
		47,781
Financials - 23.6%
ACE	176,194	9,647
Allstate	108,765	5,661
American International Group	211,016	13,813
Bank of America	347,418	15,366
Capital One Financial	59,924	4,992
CIT Group	85,780	4,576
Goldman Sachs Group (a)	105,667	14,925
Lehman Brothers Holdings (a)	86,610	12,164
Wells Fargo	242,480	15,121
		96,265
Health Care - 9.3%
Amgen (b)	93,810	6,838
Novartis AG, ADR (a)	75,090	4,142
Teva Pharmaceutical Industries, ADR (a)	108,240	4,614
UnitedHealth Group	126,958	7,544
Wyeth Pharmaceuticals	323,240	14,950
		38,088
Industrials - 5.4%
Eaton	105,290	6,970
Emerson Electric	88,420	6,848
Illinois Tool Works (a)	99,710	8,405
		22,223
Information Technology - 18.3%
Apple Computer (b)	97,410	7,356
Autodesk	210,280	8,535
Electronic Data Systems	164,310	4,139
Freescale Semiconductor (b)	152,670	3,855
Hewlett-Packard	476,480	14,857
Intel	431,049	9,168
Motorola (a)	513,250	11,656
QUALCOMM	144,748	6,942
Red Hat (b)	99,700	2,878
Texas Instruments (a)	189,110	5,528
		74,914
Materials - 5.4%
Dow Chemical	415,984	17,596
International Paper	140,240	4,576
		22,172
Telecommunication Services - 2.9%
Verizon Communications	370,628	11,734

Utilities - 1.1%
Mirant (b)	165,730	4,640

Total Common Stocks
(cost $367,595)		403,139

Short-Term Investments - 3.9%
First American Prime Obligations Fund, Class Z (c)
(cost $16,182)	16,182,270	16,182

Investments Purchased with Proceeds from Securities Lending (d) - 24.4%
(cost $99,603)		99,603

Total Investments - 126.9%
(cost $483,380)		518,924
Other Assets and Liabilities, Net - (26.9)%		(110,088)
Total Net Assets - 100.0%		$408,836

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $95,684,991 at January 31, 2006.
(b)	Non-income producing security
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	$26,447
	Corporate Obligations	33,614
	Repurchase Agreements	37,536
	Other Short-Term Securities	2,006
	Total	$99,603

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 99.4%
Consumer Discretionary - 10.4%
Comcast, Class A (a)(b)	486,022	$13,521
Federated Department Stores (b)	171,187	11,406
Harrah's Entertainment (b)	133,880	9,854
Nike, Class B	127,913	10,355
Sherwin Williams (b)	387,093	20,477
Time Warner	1,590,195	27,876
		93,489
Consumer Staples - 5.7%
Altria Group	233,352	16,881
Colgate-Palmolive (b)	161,499	8,865
General Mills (b)	216,549	10,526
Kroger (a)(b)	804,617	14,805
		51,077
Energy - 15.3%
Apache	217,543	16,431
BP, ADR	282,544	20,431
ChevronTexaco	187,782	11,150
Exxon Mobil	708,186	44,439
Halliburton (b)	124,340	9,891
Marathon Oil (b)	214,184	16,464
National-Oilwell Varco (a)	99,106	7,539
Valero Energy	179,113	11,182
		137,527
Financials (c) - 33.2%
ACE	329,500	18,040
Allstate	246,623	12,837
American International Group (b)	443,816	29,052
Bank of America	833,054	36,846
Capital One Financial	147,714	12,305
CIT Group	263,353	14,047
Citigroup	567,288	26,424
Comerica (b)	160,084	8,880
Freddie Mac	100,531	6,822
Genworth Financial	423,688	13,880
Goldman Sachs Group (b)	170,415	24,071
Lehman Brothers Holdings (b)	103,223	14,498
Marshall & Ilsley (b)	180,242	7,559
Merrill Lynch (b)	212,096	15,922
MGIC Investment (b)	170,951	11,285
Northern Trust	225,376	11,767
Wachovia	167,793	9,200
Wells Fargo	403,976	25,192
		298,627
Health Care - 7.8%
CIGNA	94,979	11,549
HCA	101,654	4,989
Merck	301,802	10,412
Pfizer	676,476	17,372
Wyeth Pharmaceuticals	548,965	25,390
		69,712
Industrials - 6.8%
Deere & Company (b)	133,959	9,613
Eaton	189,166	12,523
Emerson Electric	218,129	16,894
General Electric	373,239	12,224
Norfolk Southern	196,777	9,807
		61,061
Information Technology - 9.2%
Electronic Data Systems	279,714	7,046
Freescale Semiconductor (a)	251,709	6,356
Hewlett-Packard	1,209,246	37,704
Motorola (b)	725,273	16,471
National Semiconductor (b)	266,434	7,516
Texas Instruments	274,064	8,011
		83,104
Materials - 4.3%
Dow Chemical	534,244	22,598
International Paper	253,639	8,276
Phelps Dodge (b)	50,409	8,091
		38,965
Telecommunication Services - 3.2%
BellSouth (b)	442,629	12,735
Verizon Communications	515,642	16,325
		29,060
Utilities - 3.5%
Exelon	287,453	16,505
PG&E (b)	411,734	15,362
		31,867
Total Common Stocks
(cost $742,156)		894,489

Short-Term Investments - 0.7%
First American Prime Obligations Fund, Class Z (d)
(cost $6,679)	6,678,940	6,679

Investments Purchased with Proceeds from Securities Lending (e) - 19.8%
(cost $178,445)		178,445

Total Investments - 119.9%
(cost $927,280)		1,079,613
Other Assets and Liabilities, Net - (19.9)%		(179,245)
Total Net Assets - 100.0%		$900,368

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $172,109,252 at January 31, 2006.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(e)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	$47,381
	Corporate Obligations	60,222
	Repurchase Agreements	67,247
	Other Short-Term Securities	3,595
	Total	$178,445

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2006 (unaudited)

First American Balanced Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 62.1%
Consumer Discretionary - 8.7%
Autoliv	50,520	$2,475
Children's Place Retail Stores (a)(b)	4,023	176
Christopher & Banks (b)	9,774	194
Coach (a)	105,530	3,794
GSI Commerce (a)(b)	1,607	27
Harrah's Entertainment (b)	41,620	3,063
J.C. Penney (b)	71,220	3,974
Men's Wearhouse (a)(b)	4,782	164
Nautilus Group (b)	16,354	267
Omnicom Group	44,460	3,636
P.F. Chang's China Bistro (a)(b)	4,214	216
RARE Hospitality International (a)	6,990	221
Ruby Tuesday (b)	11,860	339
Ruth's Chris Steak House (a)	9,070	192
Scientific Games, Class A (a)	14,850	476
Sherwin Williams (b)	102,024	5,397
Starbucks (a)(b)	52,910	1,677
Station Casinos (b)	40,260	2,691
Thomas Nelson	7,258	187
Time Warner	281,197	4,929
Too (a)	5,485	159
WCI Communities (a)(b)	6,320	174
		34,428
Consumer Staples - 4.1%
Procter & Gamble	102,814	6,090
Wal-Mart Stores	220,580	10,171
		16,261
Energy - 7.1%
Amerada Hess (b)	18,770	2,906
Apache	74,558	5,631
Baker Hughes	60,580	4,691
Bill Barrett (a)(b)	1,373	53
Cal Dive International (a)(b)	5,243	220
Compton Petroleum (a)	13,560	224
Comstock Resources (a)	3,550	114
ConocoPhillips (b)	72,850	4,713
Exxon Mobil	36,685	2,302
Halliburton (b)	43,828	3,487
Hydril (a)	1,240	102
National-Oilwell (a)(b)	39,097	2,974
St. Mary Land & Exploration (b)	1,950	85
Tesoro Petroleum (b)	2,500	181
Western Gas Resources (b)	3,750	178
Western Refining (a)	927	17
W-H Energy Services (a)(b)	9,149	442
		28,320
Financials - 14.6%
ACE	98,486	5,392
Affiliated Managers Group (a)(b)	2,477	230
Allstate	60,790	3,164
American International Group	117,948	7,721
AmerUs Group, Class A (b)	4,790	294
Bank of America	194,190	8,589
BioMed Realty Trust	10,580	284
Capital One Financial	33,500	2,791
CIT Group	47,940	2,557
CoBiz	2,379	44
Columbia Banking System	5,090	164
Cullen/Frost Bankers (b)	6,690	359
Dime Community Bancshares	4,599	68
East West Bancorp	5,860	216
First Financial Bankshares	2,326	85
First Potomac Realty Trust	7,980	235
First Republic Bank	9,281	352
GATX (b)	4,370	174
Goldman Sachs Group	59,062	8,342
Kite Realty Group Trust	11,250	177
Lasalle Hotel Properties	3,680	141
Lehman Brothers Holdings	48,410	6,799
Maguire Properties (b)	6,591	223
Newcastle Investment	6,000	163
NorthStar Realty Finance	8,470	93
Old Second Bancorp	924	29
Platinum Underwriters Holdings	9,260	284
SL Green Realty (b)	5,320	447
Wells Fargo	135,530	8,452
Winston Hotels	4,517	46
		57,915
Health Care - 6.1%
Alkermes (a)(b)	2,152	52
American Healthways (a)	5,030	225
Amgen (a)	52,440	3,822
Caliper Life Sciences (a)	12,345	72
Curis (a)	18,965	52
DJ Orthopedics (a)	5,065	166
eResearch Technology (a)	5,771	103
Hologic (a)(b)	1,985	102
ImmunoGen (a)	16,984	68
Medarex (a)(b)	4,706	66
Neurocrine Biosciences (a)(b)	1,587	96
Novartis AG, ADR (b)	41,970	2,315
Pediatrix Medical Group (a) (b)	5,491	482
Senomyx (a)	7,443	121
Sierra Health Services (a)(b)	10,902	432
SurModics (a)(b)	5,822	215
Sybron Dental Specialties (a)(b)	6,238	266
Teva Pharmaceutical Industries, ADR (b)	60,509	2,580
United Surgical Partners (a)(b)	1,396	54
UnitedHealth Group	70,956	4,216
Vertex Pharmaceuticals (a)(b)	3,765	135
Wyeth Pharmaceuticals	180,671	8,356
		23,996
Industrials - 4.1%
Acuity Brands	2,908	110
AirTran Holdings (a)(b)	14,351	243
AMETEK (b)	2,583	106
Chicago Bridge & Iron (b)	6,966	215
CLARCOR	2,855	97
Eaton	58,851	3,896
Emerson Electric	49,417	3,827
Energy Conversion Devices (a)(b)	1,560	79
ESCO Technologies (a)(b)	3,990	196
IHS, Class A (a)	3,770	91
Illinois Tool Works	55,730	4,698
J.B. Hunt Transport Services	7,187	171
Kennametal	3,539	207
KVH Industries (a)(b)	15,954	177
Labor Ready (a)(b)	9,720	226
Lennox International (b)	6,873	220
Manitowoc (b)	4,280	285
NCI Building Systems (a)(b)	6,120	310
Power-One (a)(b)	41,648	252
Roper Industries	1,460	59
Steelcase, Class A (b)	7,480	126
Terex (a)	3,506	247
Toro (b)	6,090	269
		16,107
Information Technology - 11.7%
Advanced Analogic Technologies (a)(b)	4,840	72
Advanced Energy Industries (a)(b)	10,067	158
Aeroflex (a)	11,930	144
Apple Computer (a)	54,450	4,112
Autodesk	117,530	4,771
BISYS Group (a)	29,872	433
Carreker (a)	13,827	78
Digital River (a)(b)	3,921	132
Digitas (a)	20,030	262
Electronic Data Systems	91,840	2,313
Embarcadero Technologies (a)	16,491	124
Entegris (a)(b)	37,488	394
EPIQ Systems (a)(b)	8,310	185
FormFactor (a)	3,501	104
Freescale Semiconductor, Class B (a)	85,340	2,155
Harmonic (a)	10,376	57
Hewlett-Packard	266,320	8,304
Hyperion Solutions (a)(b)	4,537	156
Integrated Device Technology (a)(b)	10,942	152
Intel	240,933	5,125
Ituran Location And Control (a)(b)	4,236	75
Motorola (b)	286,875	6,515
M-Systems Flash Disk Pioneers (a)	2,570	74
Openwave Systems (a)(b)	7,604	164
Opsware (a)(b)	10,610	78
Packeteer (a)	27,474	356
Polycom (a)(b)	21,096	409
QUALCOMM	80,907	3,880
Red Hat (a)	55,720	1,609
Silicon Image (a)	12,175	141
Sonic Solutions (a)(b)	6,400	107
Stellent (a)	26,478	289
Tessera Technologies (a)(b)	2,834	91
Texas Instruments	105,706	3,090
TIBCO Software (a)	27,080	216
Varian Semiconductor Equipment Associates (a)(b)	2,588	128
WebEx Communications (a)(b)	2,680	65
Wind River Systems (a)(b)	6,327	85
		46,603
Materials - 3.3%
Century Aluminum (a)(b)	5,814	198
Dow Chemical	232,515	9,835
FMC (a)	2,903	164
Headwaters (a)(b)	1,450	50
Hercules (a)(b)	8,440	99
International Paper	78,390	2,558
Schnitzer Steel Industries, Class A	4,260	143
Texas Industries	3,128	168
		13,215
Telecommunication Services - 1.7%
General Communication (a)(b)	8,623	93
Verizon Communications	207,162	6,559
		6,652
Utilities - 0.7%
Avista	80	1
Mirant (a)	92,630	2,594
NSTAR	600	17
Westar Energy	340	7
		2,619

Total Common Stocks		246,116
(cost $206,598)

Investment Companies - 7.5%
iShares MSCI EAFE Index Fund (b)	290,100	18,236
iShares MSCI Emerging Markets Index Fund (b)	44,000	4,434
iShares MSCI EMU Index Fund (b)	8,300	688
iShares MSCI Japan Index Fund (b)	270,000	3,785
iShares MSCI Pacific ex-Japan Index Fund	10,600	1,122
iShares S&P Europe 350 Index Fund (b)	15,800	1,351

Total Investment Companies		29,616
(cost $23,514)

	PAR (000)

U.S. Government Agency Mortgage-Backed Securities - 7.6%
Adjustable Rate (c) - 0.4%
Federal Home Loan Mortgage Corporation Pool
#786281, 5.634%, 01/01/2028	$377	384
Federal National Mortgage Association Pool
#070009, 5.077%, 04/01/2018	56	57
#725553, 5.302%, 09/01/2033	936	958
		1,399
Fixed Rate - 7.2%
Federal Home Loan Mortgage Corporation Pool
#E00225, 6.500%, 04/01/2008	14	14
#E46044, 7.000%, 04/01/2008	7	7
#M80855, 4.000%, 10/01/2010	952	925
#E00546, 5.500%, 03/01/2013	146	147
#P10032, 4.500%, 05/01/2018	472	465
#C00676, 6.500%, 11/01/2028	582	599
#G01091, 7.000%, 12/01/2029	113	118
#A17212, 6.500%, 07/01/2031	425	437
#C01361, 6.000%, 05/01/2032	133	135
Federal National Mortgage Association Pool
#424411, 5.500%, 03/01/2006	35	35
#386314, 3.790%, 07/01/2013	1,362	1,265
#653368, 6.000%, 09/01/2017	311	318
#555621, 5.000%, 07/01/2018	1,364	1,348
#725012, 5.000%, 12/01/2018	1,121	1,107
#045181, 4.500%, 06/01/2019	389	379
#725934, 5.000%, 11/01/2019	322	318
#735386, 5.500%, 01/01/2020 (b)	629	633
#735792, 5.500%, 06/01/2020 (b)	539	542
#254513, 6.000%, 10/01/2022	533	541
#255456, 5.500%, 10/01/2024	1,072	1,067
#357662, 5.500%, 12/01/2024	891	886
#255628, 5.500%, 02/01/2025	1,076	1,071
#323681, 7.000%, 04/01/2029	136	141
#254169, 6.500%, 12/01/2031	530	545
#745101, 6.000%, 04/01/2032 (b)	1,150	1,171
#640032, 6.500%, 05/01/2032	849	873
#545815, 7.000%, 07/01/2032 (b)	245	255
#254447, 6.000%, 09/01/2032 (b)	437	442
#676647, 6.000%, 01/01/2033	789	797
#694605, 5.500%, 04/01/2033	1,154	1,145
#843435, 5.500%, 06/01/2033 (b)	485	481
#728667, 5.500%, 07/01/2033	632	626
#733380, 5.500%, 08/01/2033 (b)	1,321	1,309
#741897, 5.000%, 10/01/2033	669	651
#772130, 6.000%, 11/01/2033	222	225
#772256, 6.000%, 11/01/2033	213	216
#756202, 5.500%, 12/01/2033	790	783
#725250, 5.000%, 03/01/2034 (b)	887	859
#725424, 5.500%, 04/01/2034 (b)	491	486
#357571, 5.500%, 05/01/2034	880	871
#782909, 5.000%, 06/01/2034 (b)	427	414
#735273, 6.500%, 06/01/2034	995	1,022
#735054, 5.287%, 11/01/2034	915	905
#745168, 4.881%, 09/01/2035	901	888
Government National Mortgage Association Pool
#002108, 6.500%, 10/20/2010	21	21
#447728, 7.500%, 06/15/2027	13	13
#455516, 7.500%, 09/15/2027	12	13
#506639, 7.000%, 04/15/2029	201	211
#612374, 6.000%, 11/15/2033	832	854
		28,574
Total U.S. Government Agency Mortgage-Backed Securities
(cost $30,480)		29,973

U.S. Government & Agency Securities- 5.8%
U.S. Agency Debentures - 0.3%
Federal National Mortgage Association
6.125%, 03/15/2012 (b)	280	299
5.250%, 08/01/2012	720	722
		1,021
U.S. Treasuries - 5.5%
U.S. Inflation Index Bonds (TIPS)
1.625%, 01/15/2015 (b) (d)	1,242	1,205
2.375%, 01/15/2025 (b) (d)	1,111	1,175
U.S. Treasury Bonds
8.125%, 08/15/2021	200	274
6.250%, 08/15/2023 (b)	850	1,001
7.625%, 02/15/2025 (b)	390	530
6.875%, 08/15/2025	1,600	2,031
5.500%, 08/15/2028 (b)	1,460	1,614
5.250%, 11/15/2028 (b)	865	927
5.250%, 02/15/2029 (b)	435	467
U.S. Treasury Notes
4.375%, 11/15/2008 (b)	1,125	1,122
3.875%, 09/15/2010 (b)	20	19
4.500%, 11/15/2010 (b)	835	835
4.375%, 12/15/2010 (b)	4,960	4,933
5.000%, 02/15/2011	1,165	1,192
4.500%, 11/15/2015 (b)	4,480	4,469
		21,794
Total U.S. Government & Agency Securities
(cost $22,807)		22,815

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 5.2%
Adjustable Rate (c) - 1.4%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
4.755%, 01/25/2036	766	762
Impac CMB Trust
Series 2003-12, Class A1
4.910%, 12/25/2033	348	348
Merill Lynch Mortgage Investors Trust
Series 2003-H, Class A3A
5.811%, 01/25/2029	205	207
Series 2004-B, Class A3
5.549%, 05/25/2029	392	398
Morgan Stanley Loan Trust
Series 2004-9, Class 1A
6.250%, 11/25/2034	543	546
Sequoia Mortgage Trust
Series 2004-5, Class A1
5.518%, 06/20/2034	452	454
Series 2004-7, Class A2
5.900%, 08/20/2034	364	364
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
6.264%, 08/25/2034	201	202
Thornburg Mortgage Securities Trust
Series 2005-2, Class A1
4.750%, 07/25/2045	670	670
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.826%, 02/25/2033	462	468
Series 2004-N, Class A3
4.101%, 08/25/2034	1,080	1,071
		5,490
Fixed Rate - 3.8%
Bank of America Mortgage Backed Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	572
Series 2004-G, Class 2A3
4.232%, 08/25/2034	623	617
Citicorp Mortgage Securities
Series 2005-4, Class 1A6
5.500%, 07/25/2035	845	828
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	856	842
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	531	522
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	473	473
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	620	627
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	441	448
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	817	802
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	389	395
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.200%, 11/25/2032	26	26
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.993%, 10/20/2035	746	739
Washington Mutual
Series 2003-S10, Class A2
5.000%, 10/25/2018	1,031	1,014
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	817	801
Series 2004-AR7, Class A6
3.950%, 07/25/2034	775	752
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	665	649
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,719	1,681
Series 2003-O, Class 5A1
4.827%, 01/25/2034	995	973
Series 2004-EE, Class B1
3.988%, 01/25/2035	607	578
Series 2005-12, Class 1A2
5.500%, 11/25/2035	990	958
Series 2005-14, Class 2A1
5.500%, 12/25/2035	947	926
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	1	1
		15,224
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(cost $20,994)		20,714

Asset Backed Securities - 4.9%
Automobiles - 1.3%
Ford Credit Auto Owner Trust
Series 2005-B, Class A3
4.170%, 01/15/2009	780	774
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	470	469
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (e)	935	933
Nissan Auto Receivables Owner Trust
Series 2005-B, Class A2
3.750%, 09/15/2007	430	429
Series 2006-A, Class A2
4.800%, 06/16/2008	860	859
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%, 01/12/2011	720	718
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	1,170	1,168
		5,350
Commercial - 2.3%
Bank of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	691
Bear Stearns Asset Backed Securities
Series 2004-T14, Class A4
5.200%, 01/12/2041	205	206
Bear Stearns Commerical Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	635	648
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A2
4.630%, 05/10/2043	925	909
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	498	507
Global Signal Trust
Series 2004-2, Class A
4.232%, 12/15/2014 (e)	750	723
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	652	638
GS Mortgage Securities Corporation II
Series 2004-GG2, Class A3
4.602%, 08/10/2038	1,500	1,483
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	510	508
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.179%, 12/15/2044	540	541
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	1,280	1,226
Merrill Lynch Mortgage Investors
Series 1998-C1, Class A1
6.310%, 11/15/2026	132	132
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	750	772
		8,984
Credit Cards - 0.8%
Citibank Credit Card Issuance Trust
Series 2003-A5, Class A5
2.500%, 04/07/2008	625	623
MBNA Credit Card Master Note Trust
Series 2001-A1, Class A1
5.750%, 10/15/2008	635	637
Series 2005-A1, Class A1
4.200%, 09/15/2010	1,130	1,116
Providian Gateway Master Trust
Series 2004-DA, Class A
3.350%, 09/15/2011 (e)	975	951
		3,327
Equipment Leases - 0.1%
Caterpillar Financial Asset Trust
Series 2005-A, Class A2
3.660%, 12/25/2007	378	376

Home Equity - 0.3%
Countrywide Financial
Series 2003-BC1, Class A1
4.930%, 03/25/2033 (c)	68	70
First Franklin Mortgage Loan
Series 2004-FFB, Class A3
4.264%, 06/25/2024	240	239
New Century Home Equity Loan Trust
Series 2004-4, Class A4
4.810%, 02/25/2035 (c)	895	896
Saxon Asset Securities Trust
Series 2004-1, Class A
4.800%, 03/25/2035 (c)	66	66
		1,271
Other - 0.1%
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (e)	190	189
Total Asset-Backed Securities
(cost $19,771)		19,497

Corporate Bonds - 4.7%
Banking - 0.1%
J.P. Morgan Chase XVII
5.850%, 08/01/2035	295	287

Basic Industry - 0.6%
Allegheny Technologies
8.375%, 12/15/2011 (b)	275	299
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	230	226
Falconbridge
7.350%, 06/05/2012	320	347
Ineos Group Holdings PLC
Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (e)	410	410
LPG International
7.250%, 12/20/2015 (b) (e)	290	290
Southern Copper
7.500%, 07/27/2035	390	390
Teck Cominco
6.125%, 10/01/2035	190	185
Vale Overseas
6.250%, 01/11/2016	175	176
		2,323
Brokerage - 0.1%
Lazard
7.125%, 05/15/2015	245	257

Capital Goods - 0.1%
Hutchison Whampoa International
7.450%, 11/24/2033 (b) (e)	260	297
Owens-Illinois
8.100%, 05/15/2007	325	331
		628
Communications - 0.8%
AT&T
9.050% through 05/15/2006, thereafter 7.300%,	380	419
11/15/2011 (f)
British Telecommunications PLC
8.875%, 12/15/2030	170	225
Clear Channel Communications
5.500%, 09/15/2014 (b)	435	410
Dex Media West
9.875%, 08/15/2013	221	244
News American
7.700%, 10/30/2025	600	670
Telecom Italia Capital
4.000%, 11/15/2008 (b)	375	363
6.000%, 09/30/2034	285	270
Verizon Global Funding
7.750%, 12/01/2030	420	491
		3,092
Consumer Cyclical - 0.7%
CBS
7.875%, 07/30/2030	195	221
Centex
5.450%, 08/15/2012	445	438
DaimlerChrysler
4.875%, 06/15/2010 (b)	230	224
6.500%, 11/15/2013	240	249
Duty Free International
7.000%, 01/15/2004 (g) (h) (i)	588	118
Harrah's
5.625%, 06/01/2015	350	343
5.750%, 10/01/2017	210	203
May Department Stores
6.700%, 07/15/2034 (b)	295	309
MGM Mirage
6.625%, 07/15/2015 (b)	290	291
Mohawk Industries
6.125%, 01/15/2016	210	211
Target
6.350%, 11/01/2032	270	300
		2,907
Consumer Non-Cyclical - 0.5%
Kraft Foods
4.625%, 11/01/2006 (b)	670	668
6.500%, 11/01/2031	275	297
Kroger
7.450%, 03/01/2008	475	494
R.J. Reynolds Tobacco
6.500%, 07/15/2010 (e)	460	462
		1,921
Electric - 0.2%
NRG Energy
Callable 02/01/2009 @ 107.25
7.250%, 02/01/2014	310	315
Oncor Electric Delivery
7.000%, 05/01/2032	325	363
Pacific Gas & Electric
6.050%, 03/01/2034	305	312
		990
Energy - 0.7%
Bluewater Financial
Callable 02/15/07 @ 105.125
10.250%, 02/15/2012	300	323
Encana
6.500%, 08/15/2034	360	396
Gazprom International
7.201%, 02/01/2020 (e)	350	372
Nexen
5.875%, 03/10/2035	270	266
Petrobras International Finance
7.750%, 09/15/2014 (b)	310	338
Petro-Canada
5.350%, 07/15/2033	190	176
Tengizcheveroil Finance
6.124%, 11/15/2014 (e)	370	371
Tesoro
Callable 11/01/2011 @ 103.31
6.625%, 11/01/2015 (e)	375	376
		2,618
Finance Companies - 0.1%
American General Finance
3.875%, 10/01/2009	475	455

Industrial Other - 0.1%
Johnson Controls
5.500%, 01/15/2016	315	311

Sovereigns - 0.5%
Federal Republic of Brazil
7.875%, 03/07/2015	290	314
7.125%, 01/20/2037 (b)	150	148
Republic of Panama
7.125%, 01/29/2026	420	443
Republic of Turkey
7.250%, 03/15/2015	170	178
Republic of Uruguay
8.000%, 11/18/2022 (b)	345	362
Russian Federation
5.000% through 03/31/2007, thereafter 7.500%,	640	713
03/31/2030 (e) (f)		2,158

Technology - 0.2%
Chartered Semiconductor
6.375%, 08/03/2015	250	249
Ciena
3.750%, 02/01/2008	120	112
LG Electronics
5.000%, 06/17/2010 (e)	340	329
		690
Transportation - 0.0%
Hertz
8.875%, 01/01/2014 (e)	175	181

Total Corporate Bonds		18,818
(cost $19,267)

Collateralized Mortgage Obligation -
U.S. Government Agency Mortgaged-Backed Securities - 1.0%
Fixed Rate - 1.0%
Federal Home Loan Mortgage Corporation
Series 85, Class C
8.600%, 01/15/2021	108	107
Series 1136, Class H
6.000%, 09/15/2021	83	83
Series 2763, Class TA
4.000%, 03/15/2011	711	690
Series T-060, Class 1A4B
5.343%, 03/25/2044	588	586
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	6	7
Series 1989-37, Class G
8.000%, 07/25/2019	105	109
Series 1990-30, Class E
6.500%, 03/25/2020	45	46
Series1990-63, Class H
9.500%, 06/25/2020	23	24
Series 1990-89, Class K
6.500%, 07/25/2020	6	6
Series 1990-105, Class J
6.500%, 09/25/2020	73	75
Series 1996-21, Class PK
6.000%, 02/25/2011	333	334
Series 2005-44, Class PC
5.000%, 11/25/2027	1,139	1,124
Series 2005-47, Class HK
4.500%, 06/25/2020	985	925
		4,116

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities		4,116
(cost $4,236)

	CONTRACTS (000)
Purchased Options - 0.0%
U.S. Treasury 10 Year Note Future Call @ 110, 03/2006	8	$1
U.S. Treasury 10 Year Note Future Put @ 109, 03/2006	8	6
		7
Total Purchased Options
(cost $6)		7

Short-Term Investments - 1.2%	SHARES
Affiliated Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z (j)	4,717,994	4,718

U.S. Treasury Obligations - 0.0%	PAR (000)
U.S. Treasury Bill
3.765%, 02/02/2006 (k)
	$70	70
Total Short-Term Investments
(cost $4,788)		4,788

Investments Purchased with Proceeds from Securities Lending (l) - 24.3%
(cost $96,396)		96,396

Total Investments - 124.3%
(cost $448,857)		492,856
Other Assets and Liablities, Net - (24.3)%		(96,238)
Total Net Assets - 100.0%		$396,618

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held fair valued securities disclosed in footnote (i).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $93,037,434 at January 31, 2006.
(c)	Variable Rate Security - The rate shown is the rate in effect as of January 31, 2006.
(d)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of January 31, 2006, the value of these investments was $6,599,118 or 1.7% of total net assets.

(f)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed is the rate in effect as of January 31, 2006.
(g)	Securities considered illiquid or restricted. As of January 31, 2006 the value of these investments was $117,611 or 0% of total net assets.
(h)	Security is in default at January 31, 2006.
(i)	Security is fair valued. As of January 31, 2006, the fair value of this investment was $117,611 or 0% of total net assets.
(j)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(k)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2006.
(l)
The fund may loan securities in return for collateral in the form of cash, U.S. Government Securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper						$25,595
	Corporate Obligations						32,532
	Repurchase Agreements						36,327
	Other Short-Term Securities						$1,942
	Total						96,396

ADR -	American Depository Receipt
PLC -	Public Limited Company

	Schedule of Open Futures Contracts

		Number of	Notional		Unrealized
		Contracts	Contract		Appreciation
		Purchased	Value	Settlement	(Depreciation)
	Description	(Sold)	(000)	Month	(000)

	U.S. Treasury 2 year Futures	(41)	(8,399)	March-06	$ 28
	U.S. Treasury 5 year Futures	(13)	(1,375)	March-06	3
	U.S. Treasury 10 year Futures	7	759	March-06	(10)
	90 Day Euro Dollar Futures	(46)	(43,751)	December-06	7
					$ 28

	Credit Default Swap Agreements

						Notional	Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Amount	Depreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

	UBS	Dow Jones CDX
		IG Hvol5 Index	Buy	0.85%	12/20/2010	1,500	$ (3)

	Interest Rate Swap Agreements

		Floating				Notional	Unrealized
		Rate	Pay/Receive		Expiration	Amount	Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(Depreciation) (000)

	Citigroup	3-Month
		LIBOR	Receive	4.883%	01/09/2016	3,000	$ 37
	UBS	3-Month
		LIBOR	Pay	4.753%	01/09/2008	12,400	(40)
							$ (3)

Schedule of INVESTMENTS January 31, 2006 (unaudited)

First American Equity Income

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 97.8%
Consumer Discretionary - 6.5%
Harrah's Entertainment (a)	312,980	$23,035
Home Depot (a)	408,600	16,569
McDonald's (a)	568,380	19,899
Polaris Industries	310,040	16,912
Time Warner	790,860	13,864
		90,279
Consumer Staples - 8.5%
Altria Group	338,980	24,522
Colgate-Palmolive	404,780	22,218
General Mills (a)	301,920	14,676
PepsiCo	267,690	15,307
Procter & Gamble	256,950	15,219
Wal-Mart Stores (a)	570,600	26,310
		118,252
Energy - 12.9%
Apache (a)	239,880	18,118
Baker Hughes (a)	129,250	10,009
BP, ADR (a)	409,286	29,596
ChevronTexaco	359,480	21,346
ConocoPhillips (a)	458,700	29,678
Exxon Mobil	863,702	54,197
Halliburton (a)	204,840	16,295
		179,239
Financials - 20.0%
Alliance Capital Management Holding	382,280	23,105
American International Group	583,830	38,217
Apartment Investment & Management (a)	315,440	13,412
Bank of America	949,278	41,987
Citigroup	871,691	40,603
Duke Realty (a)	177,922	6,455
Goldman Sachs Group (a)	109,220	15,427
Merrill Lynch (a)	202,350	15,190
Northern Trust (a)	157,905	8,244
Partners Trust Financial Group (a)	400,240	4,723
State Street	413,440	24,997
Wachovia (a)	555,785	30,474
Wells Fargo	254,210	15,853
		278,687
Health Care - 10.8%
Abbott Laboratories	521,660	22,510
Baxter International	476,640	17,564
HCA	210,090	10,311
Johnson & Johnson	446,090	25,668
Medtronic	151,790	8,572
Pfizer	1,070,232	27,483
Wyeth Pharmaceuticals	831,540	38,459
		150,567
Industrials - 11.5%
3M	254,910	18,545
Avery Dennison	151,834	9,071
Emerson Electric	234,580	18,168
General Dynamics	162,250	18,879
General Electric	1,147,640	37,585
Honeywell International	517,250	19,873
Ingersoll-Rand, Class A	437,340	17,174
United Parcel Service, Class B (a)	267,260	20,021
		159,316
Information Technology - 11.0%
Hewlett-Packard	883,420	27,545
Intel	1,071,450	22,790
Microsoft (a)	1,819,160	51,209
Motorola (a)	1,143,320	25,965
QUALCOMM	333,350	15,988
Texas Instruments	331,860	9,700
		153,197
Materials - 5.6%
Dow Chemical	393,970	16,665
E.I. Du Pont de Nemours (a)	302,060	11,826
Ecolab (a)	223,770	8,013
Engelhard	346,557	13,966
Praxair (a)	517,090	27,240
		77,710
Telecommunication Services - 7.2%
ALLTEL	194,170	11,656
AT&T	1,589,400	41,245
BellSouth (a)	506,710	14,578
Verizon Communications	1,026,530	32,500
		99,979
Utilities - 3.8%
Alliant Energy	543,220	16,112
Cinergy	342,780	14,894
ITC Holdings (a)	23,490	639
Xcel Energy (a)	1,049,960	20,390
		52,035

Total Common Stocks		1,359,261
(cost $1,057,526)
	SHARES/PAR (000)

Convertible Corporate Bonds - 0.3%
Medarex
Callable 05/20/2009 @ 100.64
2.250%, 05/15/2011
(cost $3,400)	3,934	4,469

Convertible Preferred Stock - 0.7%
Freeport-McMoran Copper & Gold
5.500%, 12/31/2046
(cost $7,248)	7,483	10,135

Short-Term Investments - 0.9%
First American Prime Obligations Fund, Class Z (b)
(cost $12,603)	12,602,701	12,603

Investments Purchased with Proceeds from Securities Lending - 17.8% (c)
(cost $247,211)		247,211

Total Investments - 117.5%		1,633,679
(cost $1,327,988)
Other Assets and Liabilities, Net - (17.5)%		(242,834)
Total Net Assets - 100.0%		$1,390,845

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a value of $238,638,510 at January 31, 2006.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(c)
The fund may loan securities in return for collateral in the form of cash, U.S. Government Securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	$65,640
	Corporate Obligations	83,429
	Repurchase Agreements	93,162
	Other Short-Term Securities	4,980
	Total	$247,211

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 98.8%
Consumer Discretionary - 10.1%
Amazon.com (a)(b)	58,264	$2,611
Apollo Group, Class A (a)(b)	27,643	1,539
Autonation (a)	34,396	767
Autozone (a)	10,487	1,025
Bed Bath & Beyond (a)(b)	56,396	2,110
Best Buy (b)	83,101	4,210
Big Lots (a)(b)	21,759	291
Black & Decker (b)	14,899	1,286
Brunswick	17,796	669
Carnival (b)	82,308	4,260
CBS, Class B	147,295	3,849
Centex (b)	24,274	1,733
Circuit City Stores (b)	38,530	971
Clear Channel Communications	90,799	2,658
Coach (a)(b)	72,101	2,592
Comcast, Class A (a)(b)	416,836	11,596
Cooper Tire & Rubber (b)	10,272	154
D.R. Horton	51,715	1,930
Dana (b)	29,198	142
Darden Restaurants	25,810	1,049
Dillard's, Class A (b)	11,699	303
Dollar General (b)	57,366	969
Dow Jones & Company	11,206	426
Eastman Kodak (b)	54,239	1,361
Family Dollar Stores (b)	29,498	706
Federated Department Stores (b)	51,251	3,415
Ford Motor (b)	358,736	3,078
Fortune Brands	27,493	2,061
Gannett (b)	45,572	2,816
Gap (b)	109,038	1,973
General Motors (b)	109,802	2,642
Genuine Parts (b)	32,962	1,402
Goodyear Tire & Rubber (a)(b)	33,678	527
Harley-Davidson (b)	52,167	2,793
Harman International Industries	6,386	702
Harrah's Entertainment (b)	29,963	2,205
Hasbro	30,390	644
Hilton Hotels (b)	64,753	1,614
Home Depot	403,574	16,365
International Game Technology (b)	64,010	2,290
Interpublic Group of Companies (a)(b)	80,766	816
J.C. Penney (b)	45,162	2,520
Johnson Controls (b)	35,871	2,484
Jones Apparel Group	22,197	694
KB HOME	14,869	1,133
Knight-Ridder (b)	13,398	834
Kohl's (a)(b)	59,546	2,643
Leggett & Platt	34,955	861
Lennar	26,618	1,665
Limited (b)	66,152	1,565
Liz Claiborne (b)	20,262	704
Lowe's (b)	147,309	9,361
Marriott International, Class A	31,272	2,084
Mattel (b)	76,720	1,266
Maytag	15,226	262
McDonald's	241,375	8,451
McGraw-Hill (b)	72,496	3,700
Meredith	125	7
New York Times, Class A (b)	27,561	780
Newell Rubbermaid (b)	51,937	1,228
News (b)	464,601	7,322
Nike, Class B (b)	36,112	2,923
Nordstrom (b)	41,530	1,733
Office Depot (a)	59,846	1,984
Officemax	13,435	384
Omnicom Group (b)	34,254	2,802
Pulte (b)	40,961	1,634
RadioShack	25,579	568
Sears (a)	19,808	2,405
Sherwin Williams (b)	23,049	1,219
Snap-On	11,010	442
Stanley Works (b)	13,816	678
Staples (b)	138,950	3,295
Starbucks (a)(b)	145,993	4,628
Starwood Hotels & Resorts Worldwide (b)	38,979	2,370
Target	167,027	9,145
Tiffany & Company (b)	27,982	1,055
Time Warner	885,805	15,528
TJX	83,647	2,136
Tribune (b)	56,869	1,650
Univision Communications, Class A (a)(b)	48,238	1,536
V.F.	16,746	929
Viacom, Class B (a)	147,295	6,110
Walt Disney (b)	365,444	9,249
Wendy's International (b)	21,511	1,268
Whirlpool	13,103	1,057
Yum! Brands	53,776	2,660
		223,502
Consumer Staples - 9.2%
Alberto-Culver, Class B	14,340	635
Albertson's (b)	72,155	1,815
Altria Group (b)	395,976	28,645
Anheuser-Busch	147,483	6,112
Archer-Daniels-Midland (b)	118,258	3,725
Avon Products (b)	89,946	2,547
Brown-Forman, Class B	9,886	701
Campbell Soup	35,359	1,058
Clorox (b)	28,627	1,713
Coca-Cola	397,341	16,442
Coca-Cola Enterprises	44,959	887
Colgate-Palmolive	98,418	5,402
ConAgra Foods	100,502	2,083
Constellation Brands, Class A (a)(b)	31,545	842
Costco Wholesale	89,688	4,475
CVS	151,661	4,210
Estee Lauder, Class A	11,275	411
General Mills (b)	62,972	3,061
H.J. Heinz	63,580	2,158
Hershey Foods (b)	34,406	1,762
Kellogg	48,791	2,093
Kimberly-Clark	88,758	5,070
Kroger (a)(b)	137,562	2,531
McCormick	25,432	768
Molson Coors Brewing (b)	11,916	745
Pepsi Bottling	26,180	759
PepsiCo	320,584	18,331
Procter & Gamble	638,085	37,794
Reynolds American (b)	16,225	1,641
Safeway (b)	85,266	1,999
Sara Lee	144,298	2,638
SUPERVALU (b)	25,325	809
Sysco	124,913	3,832
Tyson Foods, Class A	48,030	688
UST (b)	31,074	1,210
Walgreen (b)	192,273	8,322
Wal-Mart Stores (b)	474,587	21,883
Whole Foods Market (b)	21,194	1,566
Wrigley, William Jr. (b)	31,689	2,027
		203,390
Energy - 10.2%
Amerada Hess (b)	15,375	2,380
Anadarko Petroleum (b)	45,627	4,919
Apache (b)	63,505	4,797
Baker Hughes	64,940	5,029
BJ Services (b)	61,689	2,498
Burlington Resources	72,824	6,646
ChevronTexaco	424,583	25,212
ConocoPhillips (b)	263,919	17,076
Devon Energy (b)	87,424	5,963
El Paso (b)	124,678	1,678
EOG Resources (b)	46,413	3,924
Exxon Mobil	1,180,853	74,098
Halliburton (b)	97,892	7,787
Kerr-McGee (b)	22,549	2,489
Kinder Morgan	16,512	1,589
Marathon Oil (b)	67,591	5,196
Murphy Oil (b)	29,951	1,707
Nabors Industries (a)(b)	28,231	2,294
National-Oilwell Varco (a)(b)	33,280	2,532
Noble (b)	26,299	2,115
Occidental Petroleum (b)	78,352	7,656
Rowan (a)(b)	20,763	931
Schlumberger (b)	111,911	14,263
Sunoco	25,861	2,462
Transocean (a)(b)	63,025	5,114
Valero Energy (b)	117,155	7,314
Weatherford International (a)(b)	60,623	2,715
Williams (b)	108,865	2,595
XTO Energy (b)	69,877	3,430
		226,409
Financials - 20.6%
ACE (b)	56,607	3,099
AFLAC	95,063	4,463
Allstate	133,062	6,926
Ambac Financial Group	20,634	1,585
American Express	235,122	12,332
American International Group	497,089	32,539
Ameriprise Financial	44,805	1,823
AmSouth Bancorp (b)	66,219	1,828
AON	61,525	2,105
Apartment Investment & Management (b)	18,732	796
Archstone-Smith Trust (b)	38,423	1,801
Bank of America	900,122	39,812
Bank of New York	146,328	4,655
BB&T (b)	103,021	4,022
Bear Stearns (b)	20,640	2,610
Capital One Financial	55,816	4,649
Charles Schwab	193,562	2,863
Chubb (b)	35,369	3,337
Cincinnati Financial	30,160	1,373
CIT Group	38,319	2,044
Citigroup	965,921	44,993
Comerica (b)	31,397	1,742
Compass Bancshares	12,041	587
Countrywide Financial (b)	114,135	3,817
E*TRADE Financial (a)	78,526	1,868
Equity Office Properties Trust (b)	79,453	2,528
Equity Residential Properties Trust	54,821	2,325
Fannie Mae	183,881	10,654
Federated Investors, Class B	16,087	621
Fifth Third Bancorp (b)	105,411	3,960
First Horizon National	23,828	902
Franklin Resources	28,344	2,792
Freddie Mac	130,931	8,885
Genworth Financial, Class A (b)	54,124	1,773
Golden West Financial (b)	48,412	3,419
Goldman Sachs Group	86,687	12,245
Hartford Financial Services Group	55,410	4,556
Huntington Bancshares	40,845	948
J.P. Morgan Chase (b)	671,878	26,707
Janus Capital Group (b)	45,530	951
Jefferson-Pilot	25,459	1,485
KeyCorp (b)	77,472	2,742
Lehman Brothers Holdings	51,306	7,206
Lincoln National	33,708	1,838
Loew's	25,764	2,543
M&T Bank	15,157	1,642
Marsh & McLennan (b)	100,722	3,061
Marshall & Ilsley (b)	39,732	1,666
MBIA (b)	25,598	1,576
Mellon Financial	81,670	2,881
Merrill Lynch	174,586	13,106
Metlife (b)	144,945	7,270
MGIC Investment	18,863	1,245
Moody's (b)	47,146	2,985
Morgan Stanley (b)	205,647	12,637
National City	104,709	3,579
North Fork Bancorp	89,994	2,315
Northern Trust (b)	35,242	1,840
Plum Creek Timber (b)	35,215	1,301
PNC Financial Services	52,925	3,433
Principal Financial Group (b)	61,540	2,902
Progressive (b)	38,055	3,997
Prologis (b)	38,555	1,975
Prudential Financial (b)	97,826	7,370
Public Storage (b)	17,263	1,253
Regions Financial	87,000	2,887
SAFECO	23,737	1,240
Simon Property Group (b)	38,119	3,158
SLM (b)	79,280	4,437
Sovereign Bancorp	68,251	1,488
St. Paul Travelers Companies	130,384	5,917
State Street	67,657	4,091
SunTrust Banks	65,483	4,679
Synovus Financial	56,928	1,575
T. Rowe Price Group	23,948	1,830
Torchmark (b)	19,720	1,106
U.S. Bancorp (c)	345,070	10,321
UnumProvident	57,635	1,172
Vornado Realty Trust	18,386	1,624
Wachovia (b)	295,123	16,182
Washington Mutual	187,455	7,933
Wells Fargo	317,689	19,811
XL Capital Limited, Class A (b)	31,341	2,121
Zions Bancorporation	16,925	1,338
		457,693
Health Care - 13.0%
Abbott Laboratories	297,165	12,823
Aetna (b)	55,465	5,369
Allergan (b)	24,711	2,876
AmerisourceBergen (b)	40,135	1,752
Amgen (a)	235,069	17,134
Applied Biosystems Group - Applera (b)	37,419	1,060
Bausch & Lomb (b)	10,439	705
Baxter International	118,390	4,363
Becton, Dickinson & Company	47,997	3,110
Biogen IDEC (a)(b)	64,486	2,886
Biomet (b)	47,314	1,789
Boston Scientific (a)(b)	112,096	2,452
Bristol-Myers Squibb	369,592	8,423
C.R. Bard	18,214	1,155
Cardinal Health (b)	82,269	5,927
Caremark Rx (a)(b)	85,546	4,217
Chiron (a)(b)	20,779	948
CIGNA	25,595	3,112
Coventry Health Care (a)	31,387	1,870
Eli Lilly (b)	214,493	12,145
Express Scripts (a)(b)	27,808	2,539
Fisher Scientific International (a)(b)	22,643	1,514
Forest Laboratories, Class A (a)	64,176	2,970
Genzyme (a)(b)	47,377	3,361
Gilead Sciences (a)(b)	82,159	5,001
Guidant (b)	63,044	4,640
HCA	79,510	3,902
Health Management Associates, Class A (b)	45,317	953
Hospira (a)	31,238	1,398
Humana (a)(b)	31,077	1,733
IMS Health (b)	44,016	1,083
Johnson & Johnson	565,818	32,557
King Pharmaceuticals (a)	46,950	880
Laboratory Corp Of America Holdings (a)(b)	25,381	1,489
Manor Care (b)	15,101	590
McKesson HBOC	57,811	3,064
Medco Health Solutions (a)	58,367	3,158
Medimmune (a)(b)	47,342	1,615
Medtronic	229,794	12,976
Merck	416,947	14,385
Millipore (a)(b)	9,481	652
Mylan Laboratories	41,483	817
Patterson Companies (a)(b)	26,266	907
PerkinElmer	25,398	578
Pfizer	1,407,138	36,135
Quest Diagnostics (b)	31,635	1,564
Schering-Plough	280,010	5,362
St. Jude Medical (a)	69,516	3,415
Stryker (b)	55,674	2,778
Tenet Healthcare (a)(b)	87,754	638
Thermo Electron (a)(b)	30,741	1,034
UnitedHealth Group	250,315	14,874
Watson Pharmaceuticals (a)(b)	20,780	688
Wellpoint Health Networks (a)	120,274	9,237
Wyeth Pharmaceuticals	253,910	11,743
Zimmer Holdings (a)(b)	47,069	3,245
		287,591
Industrials - 10.9%
3M	149,839	10,901
Allied Waste Industries (a)(b)	40,965	372
American Power Conversion	32,957	781
American Standard (b)	34,013	1,224
Avery Dennison	20,384	1,218
Boeing	158,141	10,803
Burlington Northern Santa Fe (b)	70,940	5,684
Caterpillar (b)	129,805	8,814
Cendant	194,612	3,258
Cintas	26,193	1,116
Cooper Industries	17,703	1,445
CSX	40,463	2,166
Cummins (b)	7,877	766
Danaher (b)	45,070	2,553
Deere & Company	45,821	3,288
Dover	32,754	1,504
Eaton	28,121	1,862
Emerson Electric	78,828	6,105
Equifax (b)	24,791	950
FedEx (b)	55,367	5,600
Fluor (b)	15,399	1,354
General Dynamics	37,287	4,339
General Electric	2,008,814	65,789
Goodrich	22,745	895
H&R Block (b)	68,437	1,674
Honeywell International	162,961	6,261
Illinois Tool Works (b)	38,899	3,279
Ingersoll-Rand, Class A	62,849	2,468
ITT Industries (b)	17,486	1,792
L-3 Communications Holdings (b)	19,655	1,592
Lockheed Martin (b)	67,931	4,596
Masco	80,513	2,387
Monster Worldwide (a)	22,473	959
Navistar International (a)	11,721	319
Norfolk Southern	77,211	3,848
Northrop Grumman (b)	67,501	4,194
Paccar (b)	32,165	2,239
Pall	23,495	677
Parker Hannifin	22,344	1,693
Pitney Bowes (b)	34,981	1,495
R.R. Donnelley & Sons	41,281	1,346
Raytheon	84,423	3,459
Robert Half International	31,122	1,137
Rockwell Automation	32,615	2,155
Rockwell Collins	33,664	1,579
Ryder System (b)	11,971	535
Southwest Airlines	138,565	2,281
Textron	25,274	2,135
Tyco International	382,444	9,963
Union Pacific	48,607	4,300
United Parcel Service, Class B	205,501	15,394
United Technologies (b)	194,490	11,352
W.W. Grainger	16,093	1,141
Waste Management (b)	104,661	3,305
		242,342
Information Technology - 15.5%
ADC Telecommunications (a)(b)	22,134	561
Adobe Systems	105,478	4,190
Advanced Micro Devices (a)(b)	78,456	3,284
Affiliated Computer Services, Class A (a)(b)	24,977	1,564
Agilent Technologies (a)	78,495	2,662
Altera (a)	68,860	1,330
Analog Devices (b)	69,695	2,772
Andrew (a)	30,205	392
Apple Computer (a)	160,797	12,142
Applied Materials (b)	308,239	5,872
Applied Micro Circuits (a)	53,893	177
Autodesk	43,848	1,780
Automatic Data Processing (b)	110,883	4,872
Avaya (a)	79,953	843
BMC Software (a)(b)	41,093	908
Broadcom, Class A (a)(b)	54,670	3,728
Ciena (a)	111,647	447
Cisco Systems (a)(b)	1,166,961	21,670
Citrix Systems (a)(b)	32,883	1,014
Computer Associates International (b)	87,174	2,380
Computer Sciences (a)	35,462	1,798
Compuware (a)	75,557	623
Comverse Technology (a)(b)	37,129	1,017
Convergys (a)(b)	26,729	460
Corning (a)	295,909	7,205
Dell (a)(b)	447,118	13,105
eBay (a)(b)	218,087	9,400
Electronic Arts (a)(b)	57,100	3,117
Electronic Data Systems	93,233	2,349
EMC (a)	454,183	6,086
First Data	149,823	6,757
Fiserv (a)(b)	35,224	1,549
Freescale Semiconductor (a)	75,930	1,917
Gateway (a)	50,333	137
Hewlett-Packard	547,019	17,056
IBM (b)	300,079	24,396
Intel	1,145,389	24,362
Intuit (a)(b)	33,612	1,759
Jabil Circuit (a)	33,049	1,335
JDS Uniphase (a)(b)	319,117	999
KLA-Tencor (b)	36,838	1,915
Lexmark International Group, Class A (a)(b)	22,154	1,076
Linear Technology	57,901	2,154
LSI Logic (a)(b)	73,610	674
Lucent Technologies (a)(b)	844,429	2,229
Maxim Integrated Products	62,234	2,554
Micron Technology (a)(b)	115,389	1,694
Microsoft	1,739,157	48,957
Molex (b)	27,410	829
Motorola (b)	468,087	10,630
National Semiconductor (b)	67,782	1,912
NCR (a)(b)	34,878	1,296
Network Appliance (a)(b)	70,006	2,184
Novell (a)(b)	72,569	707
Novellus Systems (a)(b)	25,343	718
NVIDIA (a)(b)	32,589	1,465
Oracle (a)(b)	714,484	8,981
Parametric Technology (a)	51,732	324
Paychex	63,676	2,315
PMC-Sierra (a)(b)	33,811	320
QLogic (a)	15,361	609
QUALCOMM	312,363	14,981
Sabre Holdings, Class A (b)	27,344	670
Sanmina - SCI (a)(b)	101,531	427
Scientific-Atlanta	29,052	1,242
Seagate Escrow Shares (c)(d)	44,886	-
Siebel Systems	101,564	1,078
Solectron (a)	173,566	663
Sun Microsystems (a)(b)	644,609	2,901
Symantec (a)(b)	206,909	3,803
Symbol Technologies	47,922	592
Tektronix	15,842	467
Tellabs (a)	86,989	1,113
Teradyne (a)	36,976	644
Texas Instruments	308,937	9,030
Unisys (a)	63,094	422
VeriSign (a)	31,690	753
Waters (a)	21,027	882
Xerox (a)(b)	182,438	2,611
Xilinx	65,858	1,855
Yahoo! (a)(b)	237,199	8,145
		343,837
Materials - 3.0%
Air Products and Chemicals	43,065	2,657
Alcoa	166,148	5,234
Allegheny Technologies (b)	16,233	842
Ashland (b)	12,852	847
Ball	13,862	561
Bemis	20,105	614
Dow Chemical (b)	186,095	7,872
E.I. Du Pont de Nemours (b)	175,535	6,872
Eastman Chemical (b)	14,360	692
Ecolab (b)	35,023	1,254
Engelhard	22,781	918
Freeport McMoran Copper & Gold, Class B (b)	34,790	2,235
Hercules (a)(b)	20,967	246
International Flavors & Fragrances	13,633	449
International Paper (b)	94,611	3,087
Louisiana Pacific (b)	20,720	610
MeadWestvaco	34,650	925
Monsanto	51,746	4,378
Newmont Mining (b)	83,809	5,179
NuCor (b)	31,065	2,617
Pactiv (a)	28,372	631
Phelps Dodge (b)	19,285	3,095
PPG Industries (b)	32,095	1,910
Praxair	62,533	3,294
Rohm & Haas	27,503	1,400
Sealed Air (a)(b)	15,463	855
Sigma-Aldrich	12,775	829
Temple-Inland	22,159	1,039
United States Steel (b)	22,115	1,321
Vulcan Materials (b)	19,351	1,391
Weyerhaeuser	44,950	3,136
		66,990
Telecommunication Services - 3.0%
ALLTEL	69,008	4,142
AT&T	741,870	19,251
BellSouth (b)	347,400	9,995
CenturyTel (b)	24,883	829
Citizens Communications (b)	60,944	748
Qwest Communications International (a)(b)	293,287	1,765
Sprint	561,292	12,848
Verizon Communications	539,068	17,067
		66,645
Utilities - 3.3%
AES (a)(b)	124,088	2,114
Allegheny Energy (a)(b)	30,978	1,078
Ameren (b)	36,417	1,849
American Electric Power (b)	74,844	2,793
Centerpoint Energy (b)	57,931	740
Cinergy	34,325	1,491
CMS Energy (a)(b)	42,357	613
Consolidated Edison (b)	43,413	2,041
Constellation Energy	32,256	1,880
Dominion Resources (b)	65,904	4,978
DTE Energy (b)	31,751	1,340
Duke Energy (b)	176,222	4,996
Dynegy (a)(b)	57,523	316
Edison International	61,690	2,703
Entergy	43,393	3,016
Exelon	129,563	7,440
FirstEnergy	62,458	3,129
FPL Group (b)	75,244	3,144
KeySpan (b)	33,856	1,216
NICOR (b)	8,576	351
NiSource	49,640	1,019
People's Energy (b)	7,249	270
PG&E (b)	72,696	2,712
Pinnacle West Capital	17,199	733
PPL (b)	69,265	2,087
Progress Energy (b)	46,611	2,033
Progress Energy-Contingent Value Obligation (a)	7,906	1
Public Service Enterprises (b)	45,419	3,162
Sempra Energy	49,472	2,377
Southern	140,867	4,902
TECO Energy	37,809	646
TXU	97,841	4,955
Xcel Energy (b)	74,564	1,448
		73,573
Total Common Stocks
(cost $1,475,247)		2,191,972

Short-Term Investments - 0.2%	SHARES/PAR (000)
Affiliated Money Market Fund - 0.1%
First American Prime Obligations Fund, Class Z (e)(f)	2,276,397	2,276

U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill
3.490%, 03/02/2006 (g)	$2,000	1,995
Total Short-Term Investments
(cost $4,271)		4,271

Investments Purchased with Proceeds from Securities Lending (h) - 24.4%
(cost $541,237)		541,237

Total Investments - 123.4%
(cost $2,020,755)		2,737,480
Other Assets and Liabilities, Net - (23.4)%		(518,176)
Total Net Assets - 100.0%		$2,219,304

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2006, the fund held fair valued securities disclosed in footnote (d).
(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $519,346,127 at
	January 31, 2006.
(c)	Security considered illiquid or restricted. As of January 31, 2006, the market value of these investments was $0 or 0.0% of total net assets.
(d)	Security is fair valued. As of January 31, 2006, the fair value of these investments was $0 or 0.0% of total net assets.
(e)	Investment in affiated security. As of January 31, 2006, the market value of these investments was $12,597,441 or 0.6% of total net assets.
(f)	This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2006.
(h)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper					$143,711
	Corporate Obligations					182,657
	Repurchase Agreements					203,967
	Other Short-Term Securities					10,902
	Total					$541,237

	Schedule of Open Futures Contracts
			Notional
		Number of	Contract		Unrealized
		Contracts	Value	Settlement	Appreciation
	Description	Purchased	(000)	Month	(000)

	S&P 500 Index Futures Contracts	4	$ 1,284	March-06	$ 16

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 96.4%
Consumer Discretionary - 14.2%
99 Cents Only Stores (a)	16,427	$172
Abercrombie & Fitch, Class A	27,856	1,849
Advanced Auto Parts (a)	34,392	1,498
Aeropostale (a)	17,278	522
American Eagle Outfitters (b)	41,825	1,128
American Greetings, Class A (b)	21,413	437
AnnTaylor Stores (a)(b)	23,109	770
Applebee's International	24,247	581
ArvinMeritor (b)	22,354	390
Bandag	3,726	166
Barnes & Noble	16,736	710
Beazer Homes USA (b)	13,426	978
Belo, Class A (b)	30,099	687
BLYTH	8,577	186
Bob Evans Farms	11,552	308
Borders Group	21,228	523
BorgWarner (b)	18,124	999
Boyd Gaming	14,011	633
Brinker International (b)	27,347	1,113
Callaway Golf	20,900	319
CarMax (a)(b)	33,278	995
Catalina Marketing, Class C (b)	12,519	280
CBRL Group (b)	14,326	629
Cheesecake Factory (a)(b)	24,966	920
Chico's FAS (a)	57,536	2,506
Claire's Stores	31,587	1,000
Corinthian Colleges (a)	30,159	382
DeVry (a)	18,614	428
Dollar Tree Stores (a)	33,817	838
Education Management (a)	21,260	651
Emmis Communications, Class A (a)	10,216	182
Entercom Communications (a)	12,124	366
Foot Locker	49,614	1,127
Furniture Brands International	17,698	426
Gamestop, Class A (a)(b)	18,461	744
Gentex	49,396	825
GTECH Holdings	39,643	1,325
Harman International Industries (b)	-	1
Harte-Hanks	18,047	512
Hovnanian Enterprises (a)(b)	11,385	551
International Speedway, Class A	11,184	528
Laureate Education (a)	15,821	824
Lear (b)	21,350	541
Lee Enterprises	14,461	509
M.D.C. Holdings	8,645	549
Media General, Class A	7,646	366
Michaels Stores (b)	42,497	1,429
Modine Manufacturing	10,880	295
Mohawk Industries (a)(b)	16,804	1,429
O'Reilly Automotive (a)	34,892	1,145
Outback Steakhouse (b)	20,706	957
Pacific Sunwear of California (a)(b)	23,686	581
Payless ShoeSource (a)	22,191	541
PETsMART (b)	44,632	1,118
Pier 1 Imports (b)	28,626	310
Polo Ralph Lauren	19,328	1,095
Reader's Digest Association, Class A	31,325	498
Regis	14,391	558
Rent-A-Center (a)(b)	23,625	484
Ross Stores	45,955	1,310
Ruby Tuesday (b)	19,226	550
Ryland Group (b)	14,865	1,076
Saks (a)(b)	44,187	853
Scholastic (a)(b)	11,552	347
Thor Industries (b)	11,056	472
Timberland, Class A (a)	17,437	610
Toll Brothers (a)(b)	37,613	1,279
Tupperware (b)	16,985	377
Urban Outfitters (a)	35,817	978
Valassis Communications (a)(b)	15,129	422
Washington Post, Class B (b)	1,736	1,325
Westwood One	20,856	313
Williams-Sonoma (a)(b)	36,694	1,460
		53,786
Consumer Staples - 2.2%
BJ's Wholesale Club (a)(b)	21,507	691
Church & Dwight	19,946	734
Dean Foods (a)(b)	42,793	1,623
Energizer Holdings (a)(b)	20,767	1,124
Hormel Foods	22,697	761
JM Smucker (b)	18,275	795
Lancaster Colony	8,093	336
PepsiAmericas	19,540	478
Ruddick	11,062	256
Smithfield Foods (a)	30,027	806
Tootsie Roll Industries	7,997	232
Universal	7,392	349
		8,185
Energy - 9.2%
Arch Coal (b)	22,482	1,950
Cooper Cameron (a)	36,065	1,745
Denbury Resources (a)	36,419	1,084
ENSCO International (b)	48,728	2,491
FMC Technologies (a)(b)	21,889	1,134
Forest Oil (a)	17,374	895
Grant Prideco (a)(b)	41,322	2,070
Hanover Compressor (a)	27,606	457
Helmerich & Payne	16,883	1,323
Newfield Exploration (a)	40,448	2,120
Noble Energy	55,614	2,574
Overseas Shipholding Group	9,409	485
Patterson-UTI Energy	54,940	2,067
Pioneer Natural Resources	40,865	2,170
Plains Exploration & Production (a)(b)	25,478	1,142
Pogo Producing (b)	19,044	1,142
Pride International (a)	49,051	1,732
Quicksilver Resources (a)(b)	21,252	1,068
Smith International (b)	63,703	2,867
Southwestern Energy (a)	53,235	2,297
Tidewater	19,228	1,123
Western Gas Resources	18,270	868
		34,804
Financials - 18.1%
A.G. Edwards (b)	24,382	1,160
AMB Property (b)	27,650	1,443
American Financial Group (b)	15,161	570
AmeriCredit (a)(b)	43,820	1,260
AmerUs Group, Class A (b)	12,043	739
Arthur J. Gallagher	27,108	790
Associated Banc-Corp (b)	43,096	1,458
Astoria Financial (b)	28,079	809
Bank of Hawaii	16,313	852
Brown & Brown (b)	35,350	1,016
Cathay General Bancorp	13,144	469
City National	13,213	991
Colonial BancGroup	47,713	1,188
Commerce Bancorp (b)	55,506	1,856
Cullen/Frost Bankers (b)	14,981	805
Developers Diversified Realty (b)	34,611	1,705
Eaton Vance	41,504	1,196
Everest Re Group	19,479	1,883
Fidelity National Financial	55,170	2,178
First American (b)	29,389	1,376
FirstMerit (b)	26,423	667
GATX (b)	16,236	645
Greater Bay Bancorp	17,060	443
Hanover Insurance Group	17,392	843
HCC Insurance Holdings (b)	33,882	1,052
Highwoods Properties	17,659	557
Horace Mann Educators	13,965	274
Hospitality Properties Trust	22,867	980
Independence Community Bank	23,465	938
IndyMac Bancorp (b)	20,577	841
Investors Financial Services (b)	20,660	970
Jefferies Group (b)	16,211	883
Legg Mason	38,420	4,983
Leucadia National	25,705	1,349
Liberty Property Trust (b)	28,058	1,270
Macerich (b)	22,087	1,603
Mack-Cali Realty	18,608	832
Mercantile Bankshares	39,149	1,486
Mercury General	11,148	628
MoneyGram International	27,081	719
New Plan Excel Realty Trust	33,133	817
New York Community Bancorp (b)	75,290	1,284
Ohio Casualty	20,696	624
Old Republic International	72,816	1,562
PMI Group (b)	28,466	1,231
Protective Life	22,087	993
Radian Group (b)	26,392	1,510
Raymond James Financial	18,673	795
Rayonier (b)	24,538	1,049
Regency Centers (b)	20,913	1,348
SEI Investments	20,188	833
StanCorp Financial Group	17,350	863
SVB Financial Group (a)(b)	12,108	599
TCF Financial	36,143	903
Texas Regional Bancshares, Class A	12,515	385
United Dominion Realty Trust (b)	43,614	1,108
Unitrin	14,451	639
W.R. Berkley	35,650	1,761
Waddell & Reed Financial	27,193	606
Washington Federal (b)	28,532	689
Webster Financial	17,696	833
Weingarten Realty Investors	25,553	1,036
Westamerica Bancorporation	10,209	549
Wilmington Trust	21,331	885
		68,609
Health Care - 11.0%
Advanced Medical Optics (a)	21,211	946
Affymetrix (a)	21,103	806
Apria Healthcare Group (a)	16,218	395
Barr Pharmaceuticals (a)	34,203	2,243
Beckman Coulter	19,758	1,177
Cephalon (a)(b)	18,224	1,292
Charles River Laboratories International (a)(b)	22,994	1,061
Community Health Systems (a)	28,913	1,052
Covance (a)	20,451	1,162
Cytyc (a)	36,229	1,090
DENTSPLY International	24,902	1,337
Edwards Lifesciences (a)	18,991	815
Gen-Probe (a)	16,158	815
Health Net (a)(b)	36,863	1,820
Henry Schein (a)	27,716	1,293
Hillenbrand Industries	19,301	950
INAMED (a)	11,560	1,065
Intuitive Surgical (a)(b)	11,278	1,552
Invitrogen (a)(b)	16,801	1,157
Lifepoint Hospitals (a)(b)	18,151	560
Lincare Holdings (a)(b)	30,912	1,306
Martek Biosciences (a)(b)	10,082	290
Millennium Pharmaceuticals (a)(b)	98,700	1,020
Mine Safety Appliances	8,360	333
Omnicare (b)	37,384	1,858
Par Pharmaceutical Companies (a)(b)	10,889	360
PDL BioPharma (a)(b)	35,871	1,046
Perrigo (b)	26,075	407
Pharmaceutical Product Development	14,987	1,037
Renal Care (a)	22,149	1,051
Sepracor (a)(b)	33,725	1,919
STERIS	21,729	587
Techne (a)	11,887	676
Triad Hospitals (a)(b)	27,383	1,124
Universal Health Services (b)	17,350	824
Valeant Pharmaceuticals International	29,452	529
Varian (a)	9,899	380
Varian Medical Systems (a)(b)	41,821	2,518
VCA Antech (a)(b)	25,717	712
Vertex Pharmaceuticals (a)(b)	31,097	1,111
		41,676
Industrials - 13.5%
Adesa	28,475	729
AGCO (a)(b)	28,771	518
AirTran Holdings (a)(b)	28,382	481
Alaska Air Group (a)(b)	10,589	338
Alexander & Baldwin (b)	13,948	733
Alliant Techsystems (a)(b)	11,557	896
AMETEK (b)	22,316	918
Banta	7,622	390
Brinks	18,897	1,005
C.H. Robinson Worldwide	54,335	2,198
Career Education (a)(b)	31,146	1,012
Carlisle Companies	9,693	673
ChoicePoint (a)	28,510	1,172
CNF	16,591	850
Copart (a)	23,447	591
Corporate Executive Board	12,561	1,057
Crane (b)	15,857	592
Deluxe (b)	16,119	432
Donaldson	21,698	750
DRS Technologies (b)	12,400	616
Dun & Bradstreet (a)	20,800	1,503
Dycom Industries (a)(b)	13,114	323
Expeditors International Washington (b)	33,899	2,493
Fastenal (b)	39,383	1,502
Federal Signal	15,270	271
Flowserve (a)(b)	17,570	808
Graco (b)	21,787	875
Granite Construction	10,725	434
Harsco	13,018	1,031
Herman Miller	21,956	665
HNI	17,418	1,005
Hubbell, Class B (b)	18,704	841
ITT Educational Services (a)	12,076	704
J.B. Hunt Transport Services	39,332	936
Jacobs Engineering Group (a)(b)	18,495	1,542
JetBlue Airways (a)(b)	52,550	685
Joy Global	38,631	2,088
Kelly Services, Class A	6,397	171
Kennametal	12,255	717
Korn/Ferry International (a)	12,684	251
Manpower (b)	27,765	1,495
MSC Industrial Direct	17,040	766
Navigant Consulting (a)	16,271	370
Nordson	10,585	481
Pentair	32,171	1,235
Precision Castparts	42,245	2,110
Quanta Services (a)(b)	39,587	548
Republic Services	38,197	1,446
Rollins	9,609	206
Sequa, Class A (a)	2,102	171
Sotheby's Holdings, Class A (a)	13,628	271
SPX (b)	20,918	998
Stericycle (a)(b)	14,029	838
Swift Transportation (a)	17,162	406
Tecumseh Products, Class A	5,876	149
Teleflex	12,743	804
Thomas & Betts (a)	16,840	752
Timken	26,454	957
Trinity Industries (b)	12,923	660
United Rentals (a)(b)	21,971	644
Werner Enterprises (b)	16,406	354
YRC Worldwide (a)	18,462	920
		51,377
Information Technology - 15.5%
3Com (a)(b)	123,024	562
Activision (a)	88,312	1,266
Acxiom	24,078	570
ADTRAN	20,969	615
Advent Software (a)	5,218	137
Alliance Data Systems (a)(b)	21,787	920
Amphenol, Class A	28,252	1,436
Anteon International (a)	9,873	544
Arrow Electronics (a)	38,008	1,306
Atmel (a)(b)	138,933	549
Avnet (a)	46,387	1,134
Avocent (a)	15,550	517
BISYS Group (a)	38,405	556
Cabot Microelectronics (a)(b)	7,989	265
Cadence Design Systems (a)(b)	90,192	1,593
CDW (b)	19,961	1,118
Ceridian (a)	46,179	1,140
Certegy	27,349	1,204
CheckFree (a)(b)	28,825	1,494
Cognizant Technology Solutions (a)(b)	43,934	2,301
CommScope (a)	16,857	373
Credence Systems (a)	31,742	278
Cree (a)(b)	24,585	642
CSG Systems International (a)	15,455	352
Cypress Semiconductor (a)(b)	43,469	736
Diebold	21,700	849
DST Systems (a)	20,036	1,135
F5 Networks (a)	12,562	813
Fair Isaac	20,781	921
Fairchild Semiconductor International, Class A (a)(b)	38,186	762
Gartner, Class A (a)(b)	18,902	260
Harris	42,527	1,975
Imation	10,131	459
Ingram Micro (a)	36,617	709
Integrated Device Technology (a)	63,461	881
International Rectifier (a)(b)	22,505	818
Intersil, Class A	49,770	1,446
Jack Henry & Associates (b)	23,790	487
KEMET (a)	27,558	253
Lam Research (a)	43,232	2,007
Lattice Semiconductor (a)(b)	37,814	171
Macrovision (a)	16,574	308
McAfee (a)(b)	53,334	1,237
McDATA, Class A (a)	48,632	208
MEMC Electronic Materials (a)(b)	51,019	1,458
Mentor Graphics (a)	25,433	280
Micrel (a)	20,891	256
Microchip Technology (b)	66,824	2,507
MPS Group (a)	32,676	464
National Instruments	17,609	583
Newport (a)	12,697	215
Plantronics (b)	15,066	527
Plexus (a)	13,845	392
Polycom (a)(b)	29,904	580
Powerwave Technologies (a)(b)	35,305	516
Reynolds & Reynolds, Class A	16,257	462
RF Micro Devices (a)	61,258	446
RSA Security (a)	23,187	356
SanDisk (a)(b)	58,533	3,943
Semtech (a)(b)	23,162	447
Silicon Laboratories (a)(b)	13,140	647
SRA International, Class A (a)(b)	11,742	373
Sybase (a)(b)	29,662	640
Synopsys (a)	46,485	1,028
Tech Data (a)(b)	17,950	740
Transaction Systems Architects, Class A (a)(b)	11,555	381
TriQuint Semiconductor (a)	45,859	224
UTStarcom (a)(b)	34,055	239
Vishay Intertechnology (a)	58,538	927
Western Digital (a)(b)	68,570	1,499
Wind River Systems (a)	23,764	318
Zebra Technology, Class A (a)(b)	22,371	1,007
		58,762
Materials - 5.3%
Airgas	21,671	840
Albemarle	12,150	532
Bowater (b)	18,553	507
Cabot	19,715	773
Chemtura	77,210	971
Cytec Industries	12,611	626
Ferro	13,326	262
FMC (a)	12,228	690
Glatfelter	11,270	160
Longview Fibre	17,196	328
Lubrizol	21,617	989
Lyondell Chemical	65,151	1,564
Martin Marietta Materials	14,740	1,250
Minerals Technologies (b)	6,389	357
Olin (b)	22,308	457
Packaging Corporation of America	19,934	463
Peabody Energy (b)	41,803	4,160
Potlatch (b)	9,628	493
RPM	37,320	705
Scotts	14,190	702
Sensient Technologies	14,961	284
Sonoco Products	31,594	978
Steel Dynamics (b)	12,191	566
Valspar	32,196	876
Worthington Industries	22,711	469
		20,002
Telecommunication Services - 0.4%
Cincinnati Bell (a)	78,719	275
Telephone & Data Systems	31,200	1,118
		1,393
Utilities - 7.0%
AGL Resources	24,684	883
Alliant Energy	38,510	1,142
Aqua America	42,064	1,185
Aquila (a)	127,254	464
Black Hills (b)	10,649	379
DPL (b)	40,541	1,039
Duquesne Light Holdings	24,791	446
Energy East (b)	46,954	1,167
Equitable Resources	36,964	1,364
Great Plains Energy (b)	23,749	678
Hawaiian Electric Industries (b)	25,732	675
IDACORP (b)	13,451	426
MDU Resources Group	38,103	1,379
National Fuel Gas	25,056	824
Northeast Utilities	42,610	847
NSTAR (b)	33,952	976
OGE Energy (b)	27,157	737
ONEOK	31,023	877
Pepco Holdings (b)	62,091	1,429
PNM Resources	21,862	537
Puget Energy	33,191	700
Questar	27,114	2,209
SCANA	36,401	1,462
Sierra Pacific Resources (a)	60,559	799
Vectren	24,191	662
Westar Energy	27,580	568
WGL Holdings	15,283	477
Wisconsin Energy (b)	37,196	1,544
WPS Resources	12,939	726
		26,601
Total Common Stocks
(cost $268,122)		365,195

Short-Term Investments - 4.0%
Affiliated Money Market Fund - 3.6%
First American Prime Obligations Fund, Class Z (c)	13,679,746	13,680

	PAR (000)
U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill
3.490%, 03/02/2006 (d)	$1,500	1,496

Total Short-Term Investments
(cost $15,176)		15,176

Invesments Purchased with Proceeds from Securities Lending (e) - 35.1%
(cost $133,086)		133,086

Total Investments - 135.5%
(cost $416,384)		513,457
Other Assets and Liabilities, Net - (35.5)%		(134,564)
Total Net Assets - 100.0%		$378,893

+	Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2006, the fund held no fair valued securities.
(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $128,921,224 at
	January 31, 2006.
(c)	Investment in affiliated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2006.
(e)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.
	As of January 31, 2006, cash collateral invested was as follows (000):

	Commercial Paper				$35,337
	Corporate Obligations				44,914
	Repurchase Agreements				50,154
	Other Short-Term Securities				2,681
	Total				$133,086

	Schedule of Open Futures Contracts
		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased (Sold)	Value (000)	Month	Appreciation (000)

	S&P Mid Cap 400 Futures Contracts	34	$ 13,333	March-06	$ 618

Schedule of INVESTMENTS January 31, 2006 (unaudited)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000) +

Common Stocks - 99.9%
Consumer Discretionary - 13.5%
1-800 Contacts (a)	1,234	$16
1-800 Flowers (a)	3,802	25
4Kids Entertainment (a)	2,368	41
99 Cents Only Stores (a)	5,780	60
A.C. Moore Arts & Crafts (a)(b)	2,031	31
Aaron Rents	5,226	126
ADVO	4,233	139
Aeropostale (a)(b)	7,513	227
AFC Enterprises	3,130	49
Aftermarket Technology (a)	2,299	49
Alliance Gaming (a)(b)	7,147	109
Alloy (a)	4,977	14
Ambassadors Group	2,386	65
American Axle & Manufacturing Holdings (b)	5,800	108
America's Car-Mart (a)(b)	1,455	27
Ameristar Casinos	3,336	75
Andersons	900	44
Arbitron	4,415	175
Arctic Cat	2,013	47
ArvinMeritor (b)	9,500	166
Asbury Automotive Group (a)	1,925	35
Audible (a)(b)	3,370	37
Avatar Holdings (a)	796	45
Aztar (a)	4,721	146
Bandag	1,509	67
Bassett Furniture	1,509	29
Beasley Broadcast Group	593	8
Big 5 Sporting Goods	2,757	60
Big Lots (a)	15,380	206
BJs Restaurants (a)	1,863	47
Blair	372	15
Blockbuster, Class A (b)	25,790	107
Blount International (a)	3,390	54
Blue Nile (a)	1,720	64
Bluegreen (a)	2,940	47
BLYTH	3,320	72
Bob Evans Farms	4,735	126
Bombay Company (a)	5,028	16
Bon-Ton Stores	630	13
Brightpoint (a)	5,520	125
Brookfield Homes (b)	2,028	105
Brown Shoe	2,473	111
Buckle	1,028	36
Buffalo Wild Wings (a)(b)	980	31
Build-A-Bear Workshop (a)(b)	1,290	42
Building Materials Holding	1,867	148
Burlington Coat Factory	2,222	99
Cabelas (a)(b)	3,740	65
Cache (a)	1,640	30
California Coastal Communities (a)	1,050	41
California Pizza Kitchen (a)	2,742	90
Callaway Golf	10,332	158
Carmike Cinemas (b)	1,501	34
Carters (a)	2,460	167
Casual Male Retail Group (a)	3,636	27
Catalina Marketing, Class C (b)	6,666	149
Cato, Class A	4,087	88
CEC Entertainment (a)	4,755	171
Champion Enterprise (a)(b)	10,255	141
Charles & Colvard (b)	2,290	34
Charlotte Russe Holding (a)	1,995	33
Charming Shoppes (a)(b)	16,227	197
Charter Communications, Class A (a)(b)	52,375	62
Cherokee	1,176	47
Children's Place Retail Stores (a)(b)	2,852	125
Christopher & Banks	5,002	99
Churchill Downs	1,126	45
Citadel Broadcasting	5,940	73
Citi Trends (a)(b)	600	28
CKE Restaurants	7,992	125
Coachmen Industries	1,927	24
Coldwater Creek (a)(b)	7,224	147
Comstock Homebuilding, Class A (a)	680	7
Conns (a)(b)	720	31
Cooper Tire & Rubber (b)	8,573	129
Corinthian Colleges (a)(b)	12,320	156
Cost Plus (a)(b)	2,980	58
Courier	1,512	58
Cox Radio (a)	4,160	59
Crown Media Holdings, Class A (a)	2,509	23
CSK Auto (a)	6,052	98
CSS Industries	862	22
Cumulus Media, Class A (a)(b)	7,162	95
Dave & Busters (a)	1,905	34
Deb Shops	297	9
Deckers Outdoor (a)(b)	1,540	49
Delias (a)	2,488	23
Denny's (a)	12,290	51
Design Within Reach (a)	730	5
DeVry (a)	7,890	181
DHB Industries (a)	4,093	20
Dixie Group (a)	1,700	22
Dominos Pizza	3,770	94
Dover Downs Gaming & Entertainment	1,085	17
Dover Motorsports	2,461	15
Dress Barn (a)(b)	2,861	132
Drew Industries (a)	2,118	80
Drugstore.com (a)	9,554	31
DSW (a)	1,050	28
Earle M. Jorgensen (a)	2,810	38
Emmis Communications, Class A (a)	4,475	80
Entercom Communications (a)	4,550	137
Entravision Communications (a)	9,400	67
Escala Group (a)(b)	870	25
Escalade	1,350	15
Ethan Allen Interiors (b)	4,730	201
Finish Line, Class A	5,706	102
Fisher Communications (a)	929	40
Fleetwood Enterprises (a)	7,867	94
Fossil (a)(b)	6,560	155
Fred's (b)	5,334	85
FTD Group (a)	1,960	19
Furniture Brands International (b)	6,640	160
Gamestop, Class A (a)(b)	962	39
Gamestop, Class B (a)	6,350	236
Gaylord Entertainment (a)	5,441	234
Gemstar-TV Guide International (a)	33,360	110
Genesco (a)	3,164	123
Goody's Family Clothing (a)	2,726	26
Gray Television	6,045	54
Great Wolf Resorts (a)(b)	3,610	37
Group 1 Automotive (a)	2,842	98
GSI Commerce (a)(b)	4,025	68
Guess ? (a)	2,157	92
Guitar Center (a)(b)	3,508	188
Gymboree (a)	4,224	104
Handleman	2,764	33
Harris Interactive (a)	7,435	40
Hartmarx (a)(b)	3,910	33
Haverty Furniture	2,794	42
Hayes Lemmerz International (a)	4,690	17
Hibbett Sporting Goods (a)	4,788	147
Hollinger International	8,260	75
Hooker Furniture	1,180	18
Hot Topic (a)	6,202	89
IHOP	2,542	125
Innovo Group (a)	3,980	3
Insight Enterprises (a)	6,558	137
Interface, Class A (a)	6,548	62
iRobot (a)	149	5
Isle of Capri Casinos (a)	1,839	52
J. Jill Group (a)	2,729	53
Jack in the Box (a)(b)	4,950	197
JAKKS Pacific (a)(b)	3,524	80
Jarden (a)	8,970	221
Jo-Ann Stores (a)	3,244	43
JOS A Bank Clothiers (a)(b)	1,761	90
Journal Communications	3,490	42
Journal Register	5,657	80
K2 (a)	6,443	77
Kellwood (b)	3,764	91
Kenneth Cole Productions	1,433	38
Keystone Automotive Industries (a)	2,130	81
Kimball International	1,208	17
Krispy Kreme Doughnuts (a)(b)	8,330	54
K-Swiss, Class A	3,354	106
Landry's Restaurants	2,484	76
La-Z-Boy (b)	7,070	116
LeapFrog Enterprises (a)(b)	4,720	54
Levitt, Class A	2,300	56
Libbey	2,088	23
Life Time Fitness (a)	2,940	113
Lifetime Brands	1,090	24
Lin TV, Class A (a)	3,845	39
Linens 'N Things (a)	6,135	169
Lithia Motors	2,214	67
LKQ (a)	4,680	105
LodgeNet Entertainment (a)	2,502	34
Lodgian (a)	3,520	46
Lone Star Steakhouse & Saloon	1,914	52
Luby's (a)	3,540	52
M/I Homes	1,782	71
Maidenform Brands (a)	750	8
Marcus	2,707	65
Marine Products	1,759	19
MarineMax (a)	2,002	63
Martha Stewart Living (a)(b)	3,029	55
Maytag	10,800	186
McCormick & Schmick's Seafood Restaurant (a)	1,220	26
Media General, Class A	2,750	132
Mediacom Communications (a)	8,354	50
Mestek (a)	30	-
Midas (a)	2,657	51
Mikohn Gaming (a)	5,270	40
Modine Manufacturing	4,111	111
Monaco Coach	3,531	48
Monarch Casino & Resort (a)	1,350	36
Monro Muffler Brake	1,467	50
Morningstar (a)	1,136	44
Movado Group	2,616	49
Movie Gallery (b)	3,778	21
MTR Gaming Group (a)	3,018	30
Multimedia Games (a)(b)	4,058	39
National Presto Industries	543	25
Nautilus Group (b)	4,507	74
Navarre (a)(b)	3,820	21
Netflix (a)(b)	4,910	135
New York & Company (a)	1,740	34
Noble International	1,090	23
NutriSystems (a)(b)	3,280	160
Oakley (b)	3,385	53
O'Charleys (a)	2,996	52
Orleans Homebuilders	413	7
Outdoor Channel Holdings (a)	1,080	16
Overstock.com (a)	1,464	35
Oxford Industries (b)	1,864	85
P.F. Chang's China Bistro (a)(b)	3,660	188
Pacific Sunwear of California (a)(b)	10,100	248
Palm Harbor Homes (a)	1,291	27
Pantry (a)	2,249	123
Papa John's International (a)	3,096	108
Payless ShoeSource (a)	9,102	222
Pep Boys - Manny, Moe & Jack	7,493	117
Perry Ellis International (a)	915	19
PETCO Animal Supplies (a)	7,810	171
Phillips Van-Heusen	4,153	150
Pier 1 Imports (b)	11,530	125
Pinnacle Entertainment (a)(b)	5,488	158
Playboy Enterprises, Class B (a)(b)	2,771	41
Prestige Brand Holdings (a)	3,790	47
Priceline.com (a)	3,405	75
PRIMEDIA (a)	19,970	40
ProQuest (a)	3,397	101
Provide Commerce (a)	1,080	36
Quantum Fuel Systems Technologies Worldwide (a)(b)	7,070	35
R&B (a)	1,580	16
Radio One (a)	11,330	124
RARE Hospitality International (a)	4,597	145
RC2 (a)	2,431	85
RCN (a)(b)	3,100	76
Reader's Digest Association, Class A	13,340	212
Red Robin Gourmet Burgers (a)(b)	2,045	81
Regent Communication (a)	5,086	25
Regis	6,012	233
Rent-Way (a)	3,674	25
Restoration Hardware (a)	4,524	24
Retail Ventures (a)(b)	2,280	29
Riviera Holdings (a)	1,190	19
Ruby Tuesday (b)	7,760	222
Russ Berrie and Company	525	7
Russell	4,591	70
Ruth's Chris Steak House (a)	810	17
Ryans Restaurant Group (a)	6,026	79
Saga Communications, Class A (a)	2,553	26
Salem Communications (a)	1,648	25
Sauer-Danfoss	1,345	28
Scholastic (a)(b)	4,460	134
Select Comfort (a)(b)	5,052	139
Sharper Image (a)	2,014	18
Shoe Carnival (a)	1,057	25
Shuffle Master (a)(b)	4,749	121
Sinclair Broadcast Group, Class A	6,154	49
Six Flags (a)(b)	12,479	145
Skechers USA (a)	3,209	62
Skyline	994	41
Sonic Automotive, Class A	3,940	93
Source Interlink Companies (a)	3,422	38
Spanish Broadcasting System (a)(b)	5,530	31
Speedway Motorsports	2,056	74
Sports Authority (a)	3,510	129
Stage Stores	3,674	109
Stamps.com (a)	2,190	62
Standard Motor Products	2,075	22
Stanley Furniture	1,764	48
Steak 'N Shake (a)	4,109	75
Stein Mart	3,486	58
Steinway Musical Instruments (a)	1,023	30
Steven Madden	1,987	60
Strattec Security (a)	639	27
Stride Rite	4,909	71
Sturm, Ruger & Company	2,228	16
Sunterra (a)	2,790	40
Superior Industries International (b)	3,222	75
SYMS	30	-
Systemax (a)	1,656	12
Talbots	2,900	81
Technical Olympic USA	1,981	45
Tenneco Automotive (a)	6,171	135
Texas Roadhouse, Class A (a)	5,040	78
Thomas Nelson	1,724	44
Thor Industries	4,688	200
TiVo (a)	8,821	49
Too (a)	4,650	135
Tractor Supply (a)(b)	4,404	225
Trans World Entertainment (a)	2,939	15
Triarc, Class B	6,144	102
Triple Crown Media (a)	604	5
Tuesday Morning	3,501	75
Tupperware (b)	7,194	160
Under Armour (a)(b)	1,190	48
UniFirst	1,258	44
United Auto Group (b)	3,319	127
Universal Electronics (a)	1,896	34
Vail Resorts (a)	3,909	119
Valassis Communications (a)	6,800	190
ValueVision Media (a)(b)	3,124	38
Visteon (a)(b)	17,429	92
Volcom (a)	100	4
Warnaco Group, Class A (a)	6,532	162
WCI Communities (a)(b)	4,701	129
West Marine (a)	1,959	25
Wet Seal, Class A (a)(b)	6,680	34
Weyco Group	36	1
William Lyon Homes (a)	382	39
Wilsons The Leather Experts (a)	2,930	10
Winnebago Industries	4,498	141
WMS Industries (a)(b)	3,014	79
Wolverine World Wide	7,841	189
World Wrestling Entertainment	541	8
Worldspace (a)	980	12
WPT Enterprises (a)	890	7
Xerium Technologies	2,130	17
Yankee Candle (b)	6,240	157
Zale (a)	6,842	168
Zumiez (a)	490	24
		23,576
Consumer Staples - 2.6%
Alico	606	27
Alliance One International	11,692	52
American Italian Pasta (b)	2,754	10
Arden Group, Class A	224	20
Boston Beer, Class A (a)	450	12
Casey's General Stores	6,754	172
Central European Distribution (a)	2,349	90
Central Garden and Pet (a)	2,171	108
Chattem (a)	2,387	96
Chiquita Brands International	5,646	102
Coca-Cola Bottling	678	30
Corn Products International (b)	10,182	278
Darling International (a)	8,659	39
Delta & Pine Land	4,837	114
Elizabeth Arden (a)	3,398	72
Farmer Brothers	910	19
Flowers Foods	6,718	185
Gold Kist (a)	7,080	107
Great Atlantic & Pacific Tea (a)	2,365	74
Green Mountain Coffee Roasters (a)	680	26
Hain Celestial Group (a)(b)	3,953	92
Hansen Natural (a)(b)	1,999	176
Ingles Markets, Class A	1,560	25
Inter Parfums	654	12
J&J Snack Foods	1,692	51
John B. Sanfilippo & Son (a)(b)	1,075	14
Lancaster Colony	3,500	145
Lance	4,000	87
Longs Drug Stores	4,166	146
M & F Worldwide (a)	1,545	24
Mannatech	2,140	31
Maui Land & Pineapple (a)	562	22
Nash-Finch	1,731	51
National Beverage	1,340	12
Natures Sunshine Product	1,657	29
NBTY (a)	7,540	156
Nu Skin Enterprises	7,622	148
Parlux Fragrances (a)(b)	840	28
Pathmark Stores (a)	6,243	68
Peets Coffee & Tea (a)	2,026	62
Performance Food Group (a)(b)	5,040	139
Playtex Products (a)	5,480	74
Ralcorp Holdings (a)	3,977	156
Reddy Ice Holdings	300	7
Revlon (a)	19,652	68
Ruddick	4,625	107
Sanderson Farms	2,226	62
Seaboard	48	71
Smart & Final (a)	2,148	29
Spartan Stores (a)	3,220	38
Star Scientific (a)	5,069	16
Tiens Biotech Group USA (a)	720	3
Tootsie Roll Industries	2,950	86
Topps	4,967	38
United Natural Foods (a)	5,472	177
Universal	3,263	154
Usana Health Sciences (a)(b)	1,376	55
Vector Group (b)	3,547	64
WD-40 Company	2,116	66
Weis Markets	1,140	48
Wild Oats Markets (a)(b)	3,875	47
		4,517
Energy - 6.7%
Alon USA Energy (a)	890	19
Atlas America (a)	1,621	114
ATP Oil & Gas (a)(b)	2,430	103
Atwood Oceanics (a)(b)	2,004	195
Berry Petroleum, Class A	2,299	183
Bill Barrett (a)(b)	1,490	57
Bois D' Arc Energy (a)	1,800	34
Brigham Exploration (a)	3,880	48
Bronco Drilling (a)	290	9
Cabot Oil & Gas	6,556	338
Cal Dive International (a)(b)	10,488	440
Callon Petroleum (a)	2,150	41
Carbo Ceramics	2,729	184
Carrizo Oil & Gas (a)	2,670	77
Cheniere Energy (a)(b)	6,420	250
Cimarex Energy (b)	10,896	496
Clayton Williams Energy (a)	869	47
Comstock Resources (a)	5,518	177
Crosstex Energy	541	43
Delta Petroleum (a)(b)	4,110	102
Dril-Quip (a)	1,115	70
Edge Petroleum (a)(b)	2,240	74
Encore Acquisition (a)	6,200	224
Endeavour International (a)(b)	8,740	29
Energy Partners (a)	4,303	121
Foundation Coal Holdings (b)	3,220	143
Frontier Oil	7,340	348
FX Energy (a)	4,980	30
Gasco Energy (a)(b)	10,170	72
Giant Industries (a)	1,860	130
Global Industries (a)	11,585	162
Goodrich Petroleum (a)(b)	1,580	45
Grey Wolf (a)	25,854	228
Gulf Island Fabrication	724	20
GulfMark Offshore (a)	2,011	66
Hanover Compressor (a)	11,897	197
Harvest Natural Resources (a)(b)	5,398	51
Hercules Offshore (a)	630	23
Holly	2,748	202
Hornbeck Offshore Services (a)	1,820	72
Houston Exploration (a)	3,818	237
Hydril (a)(b)	2,572	212
Input/Output (a)(b)	9,771	77
James River Coal (a)	1,780	76
KCS Energy (a)(b)	6,747	196
KFX (a)(b)	7,962	160
Lone Star Technologies (a)	4,093	233
Lufkin Industries	1,910	129
Maritrans	1,320	35
MarkWest Hydrocarbon	880	21
Maverick Tube (a)(b)	5,807	278
McMoRan Exploration (a)(b)	3,083	63
Meridian Resource (a)	10,579	53
Newpark Resources (a)	11,404	104
NGP Capital Resources	2,790	41
NS Group (a)	3,093	140
Oceaneering International (a)	3,515	209
Offshore Logistics (a)	3,158	113
Oil States International (a)	5,044	206
Pacific Ethanol (a)	500	9
Parallel Petroleum (a)	4,560	96
Parker Drilling (a)	12,966	155
Penn Virginia	2,508	164
Petrocorp Escrow Shares (a)(c)(d)	2,040	-
Petrohawk Energy (a)	6,917	111
Petroleum Development (a)	2,354	101
PetroQuest Energy (a)	5,460	63
Pioneer Drilling (a)(b)	3,090	70
Remington Oil & Gas (a)	3,129	140
Resource America, Class A	2,157	39
RPC	3,085	102
St. Mary Land & Exploration (b)	7,752	338
SEACOR Holdings (a)	2,442	181
Stone Energy (a)	3,244	162
Superior Energy Services (a)	10,591	288
Superior Well Services (a)	140	4
Swift Energy (a)	3,840	190
Syntroleum (a)	5,290	60
Tetra Technologies (a)	4,770	189
TODCO	6,310	281
Toreador Resources (a)(b)	2,200	69
TransMontaigne (a)	5,125	46
Tri Valley (a)(b)	3,150	27
Union Drilling (a)	60	1
Universal Compression Holdings (a)	2,517	121
Veritas DGC (a)(b)	4,738	214
W&T Offshore	1,480	59
Warren Resources (a)(b)	2,920	52
W-H Energy Services (a)(b)	3,876	187
Whiting Petroleum (a)	4,270	198
World Fuel Services	3,452	119
		11,683
Financials - 21.0%
1st Source	1,794	47
21st Century Insurance Group	3,817	62
Aames Investment	5,580	37
Acadia Realty Trust	4,569	97
Accredited Home Lenders Holdings (a)(b)	2,381	125
Ace Cash Express (a)(b)	1,550	41
Advance America Cash Advance Centers	9,250	132
Advanta, Class B	2,573	89
Affirmative Insurance	1,150	16
Affordable Residential Communities	3,910	37
Agree Realty	40	1
Alabama National	1,822	127
Alexander's (a)	341	84
Alexandria Real Estate Equities (b)	3,340	295
Alfa	4,719	80
AMCORE Financial	3,035	92
American Campus Communities	2,070	51
American Equity Investment Life Holding	3,750	53
American Home Mortgage Investment	5,381	154
American Physicians Capital (a)	1,162	57
American West Bancorp (a)	1,757	43
Ameris Bancorp	2,019	41
Ames National (b)	420	11
AMLI Residential Properties Trust	3,780	143
Anchor Bancorp	3,388	105
Anthracite Capital	7,456	84
Anworth Mortgage Asset	6,800	56
Apollo Investment	8,440	154
Arbor Realty Trust	1,220	32
Archipelago Holdings (a)	4,000	227
Ares Capital	3,880	64
Argonaut Group (a)	3,963	141
Arrow Financial	1,575	43
Ashford Hospitality Trust (b)	4,700	58
Asta Funding (b)	1,400	43
Baldwin & Lyons, Class B	1,091	27
Banc-Alabama (a)	2,070	24
BancFirst	552	46
Bancorp Bank (a)	1,356	27
BancorpSouth	10,600	244
BancTrust Financial Group	1,470	30
Bank Mutual	8,007	89
Bank of Granite	1,995	41
Bank of the Ozarks	1,830	67
BankAtlantic Bancorp	6,363	89
BankFinancial (a)	380	6
BankUnited Financial (b)	3,504	98
Banner	1,486	48
Bedford Property Investors	2,179	51
Berkshire Hills Bancorp	919	30
Beverly Hills Bancorp	1,970	21
BFC Financial (a)	1,476	9
Bimini Mortgage Management	3,250	31
BioMed Realty Trust	5,400	145
BKF Capital Group	1,050	14
Boston Private Financial	4,231	129
Boykin Lodging (a)	1,810	24
Brandywine Realty Trust	11,725	369
Bristol West Holdings	2,600	47
Brookline Bancorp	8,354	125
Calamos Asset Management	3,120	108
Camden National	1,072	39
Capital City Bank Group	1,752	62
Capital Corporation of the West	1,258	43
Capital Crossing Bank (a)	730	26
Capital Lease Funding	3,890	41
Capital Southwest	370	35
Capital Trust	1,780	55
Capitol Bancorp	1,751	78
Cardinal Financial	2,070	24
Cascade Bancorp	2,278	59
Cash America International	3,965	105
Cathay General Bancorp	6,224	222
Cedar Shopping Centers	3,270	48
Centennial Bank Holdings (a)	3,350	41
Center Financial	1,654	40
Centracore Properties Trust	1,631	46
Central Pacific Financial	4,115	151
Ceres Group (a)	4,680	26
Charter Financial	689	26
CharterMac	5,645	124
Chemical Financial	3,416	107
Chittenden	6,282	178
Citizens Banking (b)	5,846	163
Citizens Northern	353	11
Citizens (a)	5,102	27
City Bank	1,052	43
City Holdings	2,611	97
Clark	2,291	30
Clifton Savings Bancorp	2,360	25
CNA Surety (a)	2,674	43
Coastal Financial	2,164	31
CoBiz (b)	2,207	41
Cohen & Steers	1,290	28
Collegiate Funding Services (a)	1,400	28
Colonial Properties Trust (b)	4,880	226
Colony Bankcorp (b)	850	20
Columbia Bancorp - Maryland	996	42
Columbia Banking System	2,324	75
Columbia Equity Trust	140	2
Commercial Bankshares	20	1
Commercial Capital Bancorp	6,278	98
Commercial Net Lease Realty (b)	7,304	167
Community Bancorp - Nevada (a)	20	1
Community Bank System	4,412	103
Community Banks	3,251	93
Community Trust Bancorp	2,012	71
CompuCredit (a)(b)	2,743	110
Consolidated-Tomoka Land (b)	841	59
Corporate Office Properties Trust	4,527	183
Corus Bankshares (b)	2,508	161
Cousins Properties	5,320	166
Covanta Holding (a)	15,318	265
Crawford & Company	2,204	14
CVB Financial	7,970	131
Deerfield Triarc Capital	1,340	18
Delphi Financial Group	3,774	180
Delta Financial	1,670	16
DiamondRock Hospitality Company	2,010	26
Digital Realty Trust	1,430	37
Dime Community Bancshares	3,824	57
Direct General (b)	2,020	34
Donegal Group, Class A	1,444	34
Doral Financial	11,670	127
EastGroup Properties	3,302	156
ECC Capital	9,870	22
Education Realty Trust	3,280	43
EMC Insurance Group	1,053	23
Encore Capital Group (a)	2,080	39
Enstar Group (a)	453	34
Enterprise Financial Services	1,200	29
Entertainment Properties Trust	3,469	151
Equity Inns	7,307	115
Equity Lifestyle Properties	2,949	136
Equity One (b)	4,958	119
eSpeed, Class A (a)	3,008	28
EuroBancshares (a)	1,390	20
Extra Space Storage	4,720	72
F.N.B.	7,540	127
F.N.B. - Virginia	1,245	43
Farmers Capital Bank	1,033	34
FBL Financial Group, Class A	1,241	41
Federal Agricultural Mortgage, Class C	1,449	41
FelCor Lodging Trust	6,780	135
Fidelity Bankshares	3,040	104
Fieldstone Investment	6,613	82
Financial Federal	2,362	106
Financial Institutions	1,382	29
First Acceptance (a)	2,350	26
First Bancorp - North Carolina	1,546	35
First Bancorp of Puerto Rico	9,580	122
First Busey	2,284	47
First Cash Financial Services (a)	1,810	63
First Charter	4,255	102
First Citizens Bancshares, Class A	651	125
First Commonwealth Financial - Pennsylvania	9,785	132
First Community Bancorp	1,938	116
First Community Bancshares - Nevada	1,493	51
First Defiance Financial	30	1
First Financial - Indiana	2,040	57
First Financial Bancorp - Ohio (b)	5,054	89
First Financial Bankshares	2,492	91
First Financial Holdings	1,673	52
First Indiana	1,540	51
First Industrial Realty Trust (b)	5,820	227
First Merchants	2,511	64
First Midwest Bancorp	6,190	216
First Niagara Financial Group	15,667	216
First Oak Brook Bancshares	1,154	32
First Place Financial	2,025	49
First Potomac Realty Trust	2,590	76
First Regional Bancorp (a)	370	29
First Republic Bank - California	2,932	111
First South Bancorp	20	1
First State Bancorp - New Mexico	2,078	54
FirstBank Fractional Shares (a)(c)(d)	-	-
FirstFed Financial (a)	2,301	144
Flagstar Bancorp (b)	4,842	74
Flushing Financial	2,904	47
FPIC Insurance Group (a)	1,380	51
Franklin Bank (a)	1,820	31
Fremont General (b)	8,790	215
Frontier Financial	3,341	109
GAMCO Investors	967	43
GATX (b)	5,964	237
GB&T Bancshares	1,764	38
Getty Realty	2,599	74
GFI Group (a)	540	29
Glacier Bancorp	4,367	139
Gladstone Capital (b)	1,631	33
Gladstone Investment	2,375	35
Glenborough Realty Trust	2,974	59
Glimcher Realty Trust	5,395	148
GMH Communities Trust	4,970	80
Gold Banc	5,309	96
Government Properties Trust	3,320	28
Gramercy Capital	1,640	43
Great American Financial Resources	1,230	28
Great Southern Bancorp	1,414	40
Greater Bay Bancorp	6,928	180
Greene County Bancshares	30	1
Greenhill & Company	1,650	94
Hancock Holding	3,582	147
Hanmi Financial	5,110	97
Harbor Florida Bancshares	3,084	120
Harleysville Group	1,910	53
Harleysville National	3,860	101
Harris & Harris Group (a)	2,670	41
Heartland Financial USA	1,710	37
Heritage Commerce	1,840	40
Heritage Property Investment Trust	3,710	132
Hersha Hospitality Trust	3,140	30
Highland Hospitality	5,940	72
Highwoods Properties	7,221	228
Hilb, Rogal & Hobbs	4,341	169
Home Properties (b)	4,899	225
HomeBanc	7,220	60
Horace Mann Educators	5,808	114
Horizon Financial	1,370	34
Hudson United Bancorp	3,750	156
IBERIABANK	1,356	75
IMPAC Mortgage Holdings (b)	10,525	92
Independence Holdings	786	18
Independent Bank	2,177	64
Independent Bank - Michigan	3,350	93
Infinity Property & Casualty	2,803	108
Inland Real Estate	8,420	129
Innkeepers USA Trust	6,378	113
Integra Bank	2,204	49
Interchange Financial Services	2,832	52
Intercontinentalexchange (a)	1,880	96
International Securities Exchange (a)(b)	1,740	65
Investment Technology Group (a)	5,373	242
Investors Bancorp (a)	840	10
Investors Real Estate Trust	7,311	71
Irwin Financial	2,641	57
ITLA Capital (a)	781	36
Jones Lang LaSalle (b)	4,612	272
Kansas City Life Insurance	152	8
Kearny Financial	3,379	46
Kilroy Realty (b)	3,910	264
Kite Realty Group Trust	3,330	53
KMG America (a)	3,340	30
KNBT Bancorp	4,310	69
Knight Capital Group (a)	14,553	166
LaBranche (a)(b)	7,550	86
Lakeland Bancorp	2,475	39
Lakeland Financial	995	44
LandAmerica Financial Group (b)	2,553	168
Lasalle Hotel Properties	4,303	164
Lexington Corporate Properties Trust (b)	7,527	167
LTC Properties	2,539	57
Luminent Mortgage Capital	5,750	48
Macatawa Bank	1,455	54
MAF Bancorp	4,090	176
Maguire Properties (b)	4,970	168
Main Street Banks	2,242	57
MainSource Financial Group	1,685	33
MarketAxess Holdings (a)	3,570	46
Marlin Business Services (a)	1,020	23
MB Financial	3,112	109
MBT Financial	2,066	36
MCG Capital	5,712	89
Mercantile Bank	1,296	51
MeriStar Hospitality (a)	12,382	127
MFA Mortgage Investments	11,159	72
Mid-America Apartment Communities	2,332	119
Midland	1,561	58
Mid-State Bancshares	3,099	87
Midwest Banc Holdings	1,852	44
MoneyGram International	11,570	307
MortgageIT Holdings	2,530	34
Nara Bancorp	2,590	46
NASB Financial	522	20
Nasdaq Stock Market (a)	6,050	254
National Financial Partners	4,930	264
National Health Investors	3,177	87
National Health Realty	30	1
National Interstate	60	1
National Penn Bancshares	5,867	134
National Penn Fractional Shares (a)(c)(d)	-	-
National Western Life Insurance, Class A	302	65
Nationwide Health Properties	9,628	220
Navigators Group (a)	1,471	66
NBC Capital	32	1
NBT Bancorp	4,650	108
NetB@nk	6,636	50
NewAlliance Bancshares (b)	15,080	220
Newcastle Investment	5,959	162
Northern Empire Bancshares (a)	1,240	31
Northstar Realty Finance	2,960	32
Northwest Bancorp	2,741	61
NovaStar Financial (b)	3,686	116
OceanFirst Financial	1,535	36
Ocwen Financial (a)	4,998	50
Odyssey Re Holdings	130	3
Ohio Casualty	8,486	256
Old National Bancorp (b)	9,259	194
Old Second Bancorp	1,934	60
Omega Financial	1,787	55
OMEGA Healthcare Investors	7,144	94
One Liberty Properties	40	1
optionsXpress Holdings (b)	2,880	84
Oriental Financial Group	2,876	40
Origen Financial	1,410	10
Pacific Capital Bancorp	6,206	228
Park National (b)	1,648	193
Parkway Properties	1,944	82
Partners Trust Financial Group (b)	5,350	63
Peapack-Gladstone Financial	1,257	35
PennFed Financial Services	1,498	28
Pennsylvania	4,886	199
Pennsylvania Commerce Bancorp (a)	680	23
Peoples Bancorp - Ohio	1,459	43
PFF Bancorp	2,824	89
Phoenix Companies (b)	12,299	186
Pinnacle Financial Partners (a)	1,130	29
Piper Jaffray Companies (a)	2,850	128
Placer Sierra Bancshares (b)	1,000	27
PMA Capital (a)	4,644	43
Post Properties	5,402	220
Preferred Bank Los Angeles	20	1
Premierwest Bancorp	2,030	31
Presidential Life	2,772	60
PrivateBancorp	2,470	93
ProAssurance (a)	3,887	199
Prosperity Bancshares	2,864	83
Provident Bankshares	4,417	162
Provident Financial Holdings	868	25
Provident Financial Services	9,470	173
Provident New York Bancorp	5,832	65
PS Business Parks	2,425	133
QC Holdings (a)	850	10
R&G Financial	3,768	49
RAIT Investment Trust	3,962	107
Ramco-Gershenson Properties Trust	2,448	69
Redwood Trust (b)	2,850	124
Renasant	1,542	52
Republic Bancorp	10,444	135
Republic Bancorp - Kentucky, Class A	1,062	22
RLI	3,115	170
Rockville Financial (a)	1,390	20
Royal Bancshares of Pennsylvania, Class A	17	-
S&T Bancorp	3,605	133
Safety Insurance Group	1,715	69
Sanders Morris Harris Group	2,069	34
Sandy Spring Bancorp	2,168	76
Santander Bancorp	754	19
Saul Centers	1,919	71
Saxon Capital	6,980	83
SCBT Financial	1,096	38
SeaBright Insurance Holdings (a)	1,310	21
Seacoast Banking	1,987	50
Security Bank	1,606	36
Selective Insurance Group (b)	3,967	230
Senior Housing Properties Trust	8,087	145
Sierra Bancorp	580	14
Signature Bank (a)	1,090	33
Simmons First National, Class A	1,944	55
Sizeler Property Investors	2,860	41
Sound Federal Bancorp	50	1
Southside Bancshares	1,682	35
Southwest Bancorp - Oklahoma	1,834	41
Sovran Self Storage (b)	2,556	127
Spirit Finance	9,830	118
State Auto Financial	1,955	75
State Bancorp	1,664	26
Sterling Bancorp	2,914	67
Sterling Bancshares	6,131	103
Sterling Financial - Pennsylvania	3,463	72
Sterling Financial - Washington	4,681	131
Stewart Information Services	2,314	124
Stifel Financial (a)	1,246	49
Strategic Hotel Capital	5,550	119
Suffolk Bancorp	1,578	57
Summit Bancshares	50	1
Summit Financial Group	790	20
Sun Bancorp - New Jersey (a)	1,748	34
Sun Communities	2,507	83
Sunstone Hotel Investors	3,400	100
Susquehanna Bancshares	6,324	153
SVB Financial Group (a)(b)	4,788	237
SWS Group	2,145	50
SY Bancorp	2,034	51
Tanger Factory Outlet Centers	4,676	147
Tarragon Realty Investors (a)	1,514	31
Taubman Centers (b)	7,092	266
Taylor Capital Group	670	26
Technology Investment Capital	410	6
Tejon Ranch (a)	1,304	55
Texas Capital Bancshares (a)	3,030	67
Texas Regional Bancshares, Class A	5,576	172
TierOne	2,684	87
Tompkins Trustco	964	46
Tower Group	2,590	50
Town & Country Trust (b)	2,650	98
Tradestation Group (a)	2,709	48
Trammell Crow (a)	4,884	139
Triad Guaranty (a)	1,241	52
TriCo Bancshares	1,926	47
TrustCo Bank Corporation of New York	10,651	135
Trustmark	6,410	182
Trustreet Properties	8,720	128
UCBH Holdings (b)	12,520	217
UICI	4,775	174
UMB Financial	1,545	104
Umpqua Holdings	6,021	170
Union Bankshares	1,259	57
United Bankshares	5,070	189
United Capital (a)	40	1
United Community Banks	4,535	127
United Community Financial	3,885	50
United Fire & Casualty	2,484	102
United PanAm Financial (a)	801	24
United Security Bancshares (b)	900	27
Universal American Financial (a)	3,770	62
Universal Health Realty Income Trust	1,747	61
Univest Corporation of Pennsylvania	1,645	42
Unizan Financial	3,324	89
Urstadt Biddle Properties, Class A	3,237	57
USB Holding	1,613	36
USB Holding Company Fractional Shares (a)(c)(d)	-	-
USI Holdings (a)	6,079	86
U-Store-It Trust	4,100	88
Vineyard National Bancorp	1,210	37
Virginia Commerce Bancorp (a)	1,467	47
Virginia Financial Group	1,237	49
W Holding Company	14,590	126
Waddell & Reed Financial	10,230	228
Washington Real Estate Investment Trust (b)	5,697	188
Washington Trust Bancorp	1,792	48
WesBanco	3,246	97
West Bancorp	2,266	43
West Coast Bancorp - Oregon	2,120	58
Westamerica Bancorporation	4,230	228
Western Sierra Bancorp (a)	1,108	44
Westfield Financial	561	14
Wilshire Bancorp	2,390	42
Winston Hotels	3,986	41
Wintrust Financial	3,267	175
World Acceptance (a)	2,575	73
WSFS Financial	763	48
Yardville National Bancorp	1,214	44
Zenith National Insurance	2,779	154
ZipRealty (a)	790	8
		36,758
Health Care - 12.7%
Aastrom Biosciences (a)(b)	13,790	29
Abaxis (a)	2,680	53
Abgenix (a)(b)	12,148	268
ABIOMED (a)	2,620	29
ACADIA Pharmaceuticals (a)	2,530	33
Adams Respiratory Therapeutics (a)	770	33
Adeza Biomedical (a)	650	14
Adolor (a)	5,533	85
Advisory Board (a)(b)	2,752	138
Albany Molecular Research (a)	3,323	38
Alderwoods Group (a)	5,430	94
Alexion Pharmaceuticals (a)(b)	4,212	121
Align Technology (a)(b)	8,324	68
Alkermes (a)(b)	12,233	298
Alliance Imaging (a)	2,171	10
Allied Healthcare International (a)	4,250	28
Allscripts Healthcare Solutions (a)(b)	4,731	83
Alpharma, Class A (b)	5,371	180
AMEDISYS (a)(b)	2,230	101
America Service Group (a)	1,520	28
American Dental Partners (a)	1,845	30
American Healthways (a)	4,488	201
American Medical Systems (a)	9,410	213
American Retirement (a)(b)	3,750	102
AMICAS (a)	6,960	36
AMN Healthcare Services (a)	1,618	33
Amsurg, Class A (a)	3,950	86
Amylin Pharmaceuticals (a)(b)	14,710	624
Analogic	1,860	103
Andrx Group (a)	9,910	174
AngioDynamics (a)	380	11
Animas (a)	1,110	27
Antigenics (a)(b)	4,358	22
Applera (a)	8,273	97
Apria Healthcare Group (a)	6,710	164
Arena Pharmaceuticals (a)(b)	4,780	81
Ariad Pharmaceuticals (a)	7,960	49
ArQule (a)	4,270	23
Array Biopharma (a)	4,510	35
Arrow International (b)	2,864	92
Arthrocare (a)(b)	3,246	145
Aspect Medical Systems (a)	2,128	77
AtheroGenics (a)(b)	5,105	91
AVANIR Pharmaceuticals (a)	4,162	64
Barrier Therapeutics (a)	1,460	11
Bentley Pharmaceuticals (a)(b)	2,529	56
Beverly Enterprises (a)	14,832	181
Bioenvision (a)	5,270	43
BioMarin Pharmaceuticals (a)	9,810	115
Bio-Rad Laboratories, Class A (a)	2,380	160
Bio-Reference Labs (a)	1,440	23
BioScrip (a)	5,000	38
Biosite (a)(b)	2,238	112
Brookdale Senior Living	700	24
Bruker BioSciences (a)	3,747	18
Caliper Life Sciences (a)	4,240	25
Candela (a)	3,062	46
Cantel Medical (a)	1,530	26
Caraco Pharmaceutical Laboratories (a)	1,560	18
Cell Genesys (a)	6,839	43
Cell Therapeutics (a)(b)	10,577	21
Centene (a)	5,830	153
Cepheid (a)	5,692	56
Chemed	3,426	182
CNS	1,980	43
Coley Pharmaceutical Group (a)(b)	920	14
Computer Programs & Systems	1,019	43
CONMED (a)	3,939	93
Connetics (a)	4,868	73
Conor Medsystems (a)(b)	1,370	32
Corvel (a)	788	14
Cotherix (a)	1,940	18
Cross Country Healthcare (a)	3,984	79
Cubist Pharmaceuticals (a)(b)	7,213	156
CuraGen (a)	6,594	26
Curis (a)	6,780	18
CV Therapeutics (a)(b)	5,879	145
Cyberonics (a)(b)	2,852	86
Cypress Bioscience (a)	4,120	25
Datascope	1,584	56
deCODE Genetics (a)	7,628	73
Dendreon (a)	8,500	43
Dendrite International (a)	5,704	83
DexCom (a)	740	14
Diagnostic Products	3,091	157
Digene (a)	2,126	71
Discovery Laboratories (a)	8,060	64
Diversa (a)	3,268	18
DJ Orthopedics (a)	2,937	96
DOV Pharmaceutical (a)	3,383	52
Durect (a)(b)	5,212	23
DUSA Pharmaceuticals (a)	2,560	26
Eclipsys (a)	5,184	114
Emageon (a)	1,380	26
Encore Medical (a)(b)	5,460	29
Encysive Pharmaceuticals (a)	8,125	77
Enzo Biochem (a)(b)	3,886	51
Enzon (a)	5,941	43
EPIX Medical (a)	3,784	17
eResearch Technology (a)	6,843	122
EV3 (a)	1,674	27
Exelixis (a)	11,323	122
First Horizon Pharmaceutical (a)	3,743	63
FoxHollow Technologies (a)(b)	1,860	50
Genesis HealthCare (a)	2,776	102
Genitope (a)	3,230	29
Gentiva Health Services (a)	3,258	62
Geron (a)	8,353	64
Greatbatch (a)	3,022	79
GTx (a)	940	10
Haemonetics (a)	3,486	181
HealthExtras (a)	2,895	95
HealthTronics (a)	5,000	41
Hi-Tech Pharmaceutical (a)	1,065	28
Hologic (a)(b)	5,900	304
Hooper Holmes	8,836	31
Horizon Health (a)	830	19
Human Genome Sciences (a)(b)	17,700	195
ICOS (a)(b)	8,650	215
ICU Medical (a)	1,831	66
Idenix Pharmaceuticals (a)	1,350	31
I-Flow (a)(b)	2,700	43
Illumina (a)	4,810	103
Immucor (a)	6,157	185
ImmunoGen (a)	5,553	22
Incyte (a)	11,259	57
Inspire Pharmaceuticals (a)	6,038	30
Integra LifeSciences (a)(b)	2,721	106
InterMune (a)	3,795	77
IntraLase (a)(b)	1,350	27
Introgen Therapeutics (a)(b)	2,850	15
Intuitive Surgical (a)(b)	4,660	641
Invacare	4,132	143
Inverness Medical Innovations (a)	2,447	66
IRIS International (a)(b)	2,320	53
Isis Pharmaceuticals (a)	8,906	48
ISTA Pharmaceuticals (a)	1,810	13
Kensey Nash (a)(b)	1,308	32
Keryx Biopharmaceuticals (a)	3,720	60
Kindred Healthcare (a)	3,854	88
K-V Pharmaceutical, Class A (a)(b)	4,863	117
Kyphon (a)(b)	3,899	162
Laserscope (a)(b)	2,808	76
LCA-Vision	2,845	160
Lexicon Genetics (a)	8,610	34
LifeCell (a)	4,350	94
Lifeline Systems (a)(b)	1,656	78
Luminex (a)	3,458	51
Magellan Health Services (a)	3,599	131
MannKind (a)	3,060	55
Marshall Edwards (a)(b)	1,240	8
Martek Biosciences (a)(b)	4,260	123
Matria Healthcare (a)	2,658	113
Matthews International, Class A	4,332	162
Maxygen (a)	3,459	29
Medarex (a)(b)	14,991	210
MedCath (a)	1,040	20
Medicines (a)	6,694	129
Medicis Pharmaceutical, Class A (b)	7,350	227
Mentor	4,362	196
Merge Technologies (a)	2,370	63
Meridian Bioscience	2,640	66
Merit Medical Systems (a)	3,605	51
MGI Pharma (a)(b)	10,350	173
Mine Safety Appliances	3,866	154
Molecular Devices (a)	2,392	68
Molina Healthcare (a)	1,550	41
Momenta Pharmaceuticals (a)(b)	1,270	26
Monogram Biosciences (a)	16,480	36
MWI Veterinary Supply (a)	110	3
Myogen (a)	2,740	102
Myriad Genetics (a)	4,706	101
NABI Biopharmaceuticals (a)	8,446	32
Nanogen (a)	7,200	22
Nastech Pharmaceutical (a)	2,790	44
National Healthcare	907	36
Nektar Therapeutics (a)(b)	11,510	228
NeoPharm (a)(b)	2,401	28
Neurocrine Biosciences (a)(b)	4,910	298
Neurogen (a)	3,040	22
NeuroMetrix (a)	890	31
New River Pharmaceuticals (a)	1,620	54
Nitromed (a)	2,290	26
Northfield Laboratories (a)	3,180	39
Noven Pharmaceuticals (a)	3,193	50
NPS Pharmaceuticals (a)(b)	5,499	78
NuVasive (a)(b)	1,360	25
Nuvelo (a)	5,628	97
Occulogix (a)	1,450	18
Odyssey Healthcare (a)	4,671	95
Onyx Pharmaceuticals (a)	5,217	147
Option Care	2,935	41
OraSure Technologies (a)	6,256	68
Orchid Cellmark (a)	3,310	23
Owens & Minor	5,377	168
Pain Therapeutics (a)	4,005	37
PainCare Holdings (a)	6,690	25
Palomar Medical Technologies (a)(b)	2,290	90
Par Pharmaceutical Companies (a)(b)	4,630	153
PAREXEL International (a)	3,873	94
Pediatrix Medical Group (a)	3,245	285
Penwest Pharmaceuticals (a)	3,044	63
Perrigo (b)	11,378	178
Per-Se Technologies (a)(b)	4,477	111
Pharmion (a)	3,290	55
PolyMedica	2,796	111
POZEN (a)	3,425	56
PRA International (a)(b)	1,430	37
Progenics Pharmaceutical (a)	2,270	64
PSS World Medical (a)	8,755	155
Psychiatric Solutions (a)(b)	6,820	225
Radiation Therapy Services (a)	1,230	37
Regeneron Pharmaceutical (a)	4,651	71
RehabCare Group (a)	2,373	45
Renovis (a)(b)	2,990	61
Res-Care (a)	2,740	53
Rigel Pharmaceuticals (a)	2,840	22
Salix Pharmaceuticals (a)	5,912	103
Savient Pharmaceuticals (a)	8,230	37
Seattle Genetics (a)	4,010	23
Senomyx (a)	3,260	53
Serologicals (a)	4,713	105
SFBC International (a)(b)	2,408	53
Somanetics (a)	1,420	36
SonoSite (a)(b)	2,061	81
StemCells (a)	8,750	32
Stereotaxis (a)	1,870	24
STERIS	9,280	251
Stewart Enterprises, Class A	14,399	80
Stratagene	1,160	12
Sunrise Senior Living (a)(b)	4,486	163
SuperGen (a)(b)	7,348	37
SurModics (a)(b)	2,171	80
Sybron Dental Specialties (a)	5,434	231
Symbion (a)	1,870	43
Symmetry Medical (a)	1,130	24
Tanox (a)	3,313	60
Telik (a)(b)	7,044	135
Tercica (a)	980	7
Thoratec (a)(b)	6,534	165
Threshold Pharmaceutical (a)	690	10
Trimeris (a)	2,685	34
TriPath Imaging (a)	4,342	34
TriZetto Group (a)	5,451	100
U.S. Physical Therapy (a)	1,840	34
United Surgical Partners (a)(b)	5,862	227
United Therapeutics (a)	3,061	198
Varian (a)	4,346	167
Ventana Medical Systems (a)	4,240	171
Ventiv Health (a)	3,340	85
Vertex Pharmaceuticals (a)(b)	12,690	453
ViaCell (a)	1,280	7
Viasys Healthcare (a)	4,223	120
VistaCare, Class A (a)	1,550	22
Vital Images (a)	1,640	50
Vital Signs	799	41
VNUS Medical Technologies (a)	940	9
WebMD Health (a)	750	30
WellCare Group (a)(b)	2,310	93
West Pharmaceutical Services	4,212	129
Wright Medical Group (a)	3,934	88
XenoPort (a)	479	7
Young Innovations	646	24
Zoll Medical (a)	1,375	38
ZymoGenetics (a)	3,339	74
		22,242
Industrials - 15.6%
3D Systems (a)	1,720	34
A.O. Smith	2,276	98
A.S.V. (a)(b)	2,464	81
AAON (a)	1,190	23
AAR (a)	4,343	104
ABM Industries	5,349	102
ABX Air (a)	8,150	57
Accuride (a)	1,730	22
Actuant, Class A	3,628	208
Acuity Brands	5,976	226
Administaff	2,821	121
AGCO (a)(b)	12,082	218
AirTran Holdings (a)(b)	11,785	200
Alamo Group	503	12
Alaska Air Group (a)(b)	3,633	116
Albany International, Class A	3,815	141
Amerco (a)	1,390	113
American Ecology	1,640	28
American Reprographics (a)	1,030	28
American Science & Engineering (a)(b)	1,160	75
American Superconductor (a)(b)	4,300	48
American Woodmark	1,608	50
Ameron International	1,218	66
Angelica	1,287	22
Apogee Enterprises	3,763	69
Applied Industrial Technology	4,076	173
Applied Signal Technology	1,594	37
ARGON ST (a)(b)	1,210	35
Arkansas Best (b)	3,432	147
Armor Holdings (a)(b)	4,632	221
Artesyn Technologies (a)	5,077	51
Asset Acceptance Capital (a)	1,350	33
Astec Industries (a)	2,132	82
Aviall (a)	4,390	152
Badger Meter	760	39
Baldor Electric	3,813	114
Banta	3,358	172
Barnes Group	2,435	92
BE Aerospace (a)(b)	9,140	192
Beacon Roofing Supply (a)	2,370	79
BlueLinx Holdings	1,010	15
Bowne & Company	4,629	70
Brady, Class A	5,586	222
Briggs & Stratton (b)	6,670	232
Bright Horizons Family Solutions (a)	3,670	143
Bucyrus International (b)	2,670	163
Builders FirstSource (a)	1,010	25
C&D Technologies	3,776	31
Cascade	1,656	85
Casella Waste Systems (a)	2,623	35
CBIZ (a)	8,728	52
CDI	1,190	32
Central Parking (b)	2,546	38
Cenveo (a)	6,860	97
Ceradyne (a)	3,324	190
Circor International	2,117	58
CLARCOR	6,884	235
Clean Harbors (a)(b)	2,140	58
Coinstar (a)	3,441	86
Color Kinetics (a)	1,050	20
Comfort Systems USA	5,730	60
Commercial Vehicle Group (a)	1,700	37
CompX International	20	-
COMSYS IT Partners (a)	1,950	24
Consolidated Graphics (a)	1,533	79
Continental Airlines, Class B (a)(b)	11,153	233
Corrections Corporation of America (a)	5,307	225
CoStar Group (a)	2,205	110
Covenant Transport, Class A (a)	1,223	19
CRA International (a)	1,557	75
Crane (b)	6,880	257
Cubic	2,203	49
Curtiss-Wright	2,846	169
DiamondCluster, Class A (a)	4,040	38
Dollar Thrifty Automotive (a)	3,402	129
DRS Technologies (b)	3,656	182
Duratek (a)	1,748	31
Dycom Industries (a)(b)	5,369	132
Dynamex (a)	1,800	37
Dynamic Materials (b)	840	32
EDO	2,284	63
Educate (a)	2,630	33
EGL (a)	4,517	185
Electro Rent (a)	2,429	41
ElkCorp	2,824	99
EMCOR Group (a)	2,076	170
Encore Wire (a)(b)	2,267	62
Energy Conversion Devices (a)(b)	2,702	136
EnerSys (a)	5,580	78
Engineered Support Systems	5,553	239
Ennis Business Forms (b)	3,770	73
EnPro Industries (a)	2,835	87
ESCO Technologies (a)(b)	3,443	169
Essex (a)(b)	2,450	50
Esterline Technologies (a)	3,397	141
Evergreen Solar (a)	5,530	85
Exponent (a)	1,030	32
ExpressJet Holdings (a)(b)	5,852	42
Federal Signal	6,554	116
First Advantage (a)	540	15
Flanders (a)	1,840	21
Florida East Coast Industries	3,916	191
Flowserve (a)(b)	7,486	344
Forward Air	4,523	176
Franklin Electric	2,738	123
FreightCar America	1,119	64
Frontier Airlines (a)(b)	5,360	36
Frozen Food Express Industries (a)	2,370	31
FTI Consulting (a)	5,291	143
FuelCell Energy (a)(b)	6,739	73
G&K Services, Class A	2,549	101
Gardner Denver (a)	3,406	180
Gehl Company (a)	1,575	46
GenCorp (a)	7,300	146
General Cable (a)	5,297	130
Genesee & Wyoming, Class A (a)	3,076	120
Genlyte Group (a)	3,244	188
Geo Group (a)	1,427	35
GEVITY HR	3,704	102
Global Cash Access Holdings (a)	699	11
Global Power Equipment Group (a)(b)	4,844	23
Gorman-Rupp	1,238	27
Granite Construction	4,695	190
Greenbrier Companies	929	33
Griffon (a)(b)	3,953	93
Healthcare Services Group	3,719	73
Heartland Express (b)	6,153	143
HEICO	2,920	74
Heidrick & Struggles International (a)	2,721	91
Herley Industries (a)	1,972	34
Hexcel (a)(b)	9,676	202
Hub Group (a)	2,640	112
Hudson Highland Group (a)	3,252	54
Hughes Supply	8,900	410
Huron Consulting Group (a)	970	27
Huttig Building Products (a)	2,230	20
IHS, Class A (a)	1,070	26
II-VI (a)	3,124	54
IKON Office Solutions (b)	13,200	156
Infrasource Services (a)	1,490	24
Innovative Solutions & Support (a)	1,800	26
Insituform Technologies, Class A (a)	3,631	92
Interline Brands (a)	1,790	45
Intermagnetics General (a)	3,757	152
Interpool	1,140	23
Ionatron (a)(b)	3,380	34
Jackson Hewitt Tax Service	5,080	128
Jacuzzi Brands (a)	10,730	102
JLG Industries	6,854	373
John H. Harland	3,720	139
K&F Industries Holdings (a)	1,170	20
Kadant (a)	1,882	36
Kaman	3,004	63
Kansas City Southern Industries (a)(b)	9,990	260
Kaydon (b)	3,817	128
Kelly Services, Class A	2,377	64
Kenexa (a)	121	3
Kennametal	5,072	297
Kforce (a)	4,390	57
Kirby (a)	2,993	168
Knight Transportation	7,740	157
Knoll	670	12
Korn/Ferry International (a)	4,631	92
LaBarge (a)	1,560	25
Labor Ready (a)(b)	7,286	170
Lawson Products	680	29
Layne Christensen (a)	1,370	41
Learning Tree International (a)	1,457	18
LECG (a)	2,250	38
Lennox International (b)	7,038	225
Lincoln Electric Holdings	4,921	219
Lindsay Manufacturing	1,733	43
LSI Industries	2,933	42
MAIR Holdings (a)	60	-
Manitowoc (b)	4,020	267
Marten Transport (a)	2,010	45
Mascotech Escrow Shares (a)(c)(d)	9,571	-
MasTec (a)	4,033	49
McGrath Rentcorp	2,790	91
Medis Technologies (a)(b)	2,236	41
Mercury Computer Systems (a)	2,841	55
Mesa Air Group (a)(b)	4,311	50
Middleby (a)	630	60
Mobile Mini (a)(b)	2,081	103
Moog, Class A (a)	4,589	154
MTC Technologies (a)	1,242	36
Mueller Industries	4,898	142
NACCO Industries, Class A	644	88
Navigant Consulting (a)(b)	6,569	149
NCI Building Systems (a)(b)	2,954	150
NCO Group (a)	4,349	74
Nordson	3,380	154
NuCo2 (a)	1,420	44
Odyssey Marine Exploration (a)	5,540	18
Old Dominion Freight Lines (a)	4,026	115
Omega Flex (a)	30	1
Orbital Sciences (a)	7,524	97
Pacer International	4,770	139
PAM Transportation Services (a)	29	1
Perini (a)	1,898	52
PHH (a)	6,850	197
Pico Holdings (a)	1,159	41
Pike Electric (a)	1,360	24
Pinnacle Airlines (a)	3,330	21
Plug Power (a)	6,639	40
Portfolio Recovery Associates (a)	2,096	103
Powell Industries (a)	912	19
Power-One (a)(b)	10,105	61
Preformed Line Products	20	1
Pre-Paid Legal Services (b)	1,380	53
PRG-Schultz International (a)	7,044	4
Quanta Services (a)	15,637	217
RailAmerica (a)	5,115	50
Raven Industries	2,094	66
Regal-Beloit	3,430	127
Reliance Steel & Aluminum (b)	3,796	302
Republic Airways Holdings (a)	880	13
Resources Connection (a)(b)	6,446	175
Robbins & Myers	1,664	39
Rollins	3,892	84
Rush Enterprises (a)	2,930	50
Schawk	1,564	34
School Specialty (a)	3,087	116
SCS Transportation (a)	2,205	59
Sequa, Class A (a)	850	69
Shaw Group (a)(b)	10,507	374
SI International (a)	1,140	35
Simpson Manufacturing	4,914	190
SIRVA (a)	3,270	26
SkyWest	7,808	228
Sotheby's Holdings, Class A (a)	4,892	97
SOURCECORP (a)	2,125	56
Spherion (a)	8,355	94
Standard Register	2,031	37
Standex International	1,752	54
Stewart & Stevenson Services	3,916	102
Strayer Education	1,979	175
Sun Hydraulics	1,035	23
Sypris Solutions	1,163	12
Tecumseh Products, Class A	2,345	59
Teledyne Technologies (a)	4,506	147
Teletech Holdings (a)	4,834	56
Tennant	920	50
Tetra Tech (a)	7,317	123
The Provident Service (a)	1,260	36
Titan International	2,010	35
Tredegar	4,005	60
Trex (a)(b)	1,769	44
Trinity Industries (b)	5,568	284
Triumph Group (a)	2,128	90
TRM (a)	1,690	15
TurboChef Technologies (a)(b)	2,000	31
U.S. Xpress Enterprises (a)	1,003	17
UAP Holding	4,790	101
Ultralife Batteries (a)	2,040	27
United Industrial	1,450	66
United Rentals (a)(b)	9,126	267
United Stationers (a)	4,501	225
Universal Forest Products	2,173	124
Universal Technical Institute (a)(b)	2,730	100
Universal Truckload Services (a)	20	-
URS (a)	5,528	237
USA Truck (a)	790	21
Valence Technology (a)(b)	6,557	11
Valmont Industries (b)	2,354	94
Vertrue (a)(b)	882	38
Viad	2,730	78
Vicor	2,600	44
Volt Information Sciences (a)	1,136	28
Wabash National	4,278	91
Walter Industries (b)	4,915	311
Washington Group International	3,531	210
Waste Connections (a)(b)	5,511	193
Waste Industries USA	460	7
Waste Services (a)	9,880	31
Water Pik Technologies (a)	1,710	47
Watsco	2,905	206
Watson Wyatt & Company Holdings (b)	4,688	143
Watts Water Technologies, Class A	3,388	114
Werner Enterprises (b)	7,085	153
WESCO International (a)	4,342	208
Westinghouse Air Brake Technologies	6,342	200
Williams Scotsman International (a)	480	9
Woodward Governor	1,329	124
World Air Holdings (a)	3,640	32
		27,280
Information Technology - 19.0%
3Com (a)(b)	51,410	235
Actel (a)	3,561	54
Acxiom	11,780	279
Adaptec (a)	15,116	82
ADE (a)	1,430	47
ADTRAN	8,810	258
Advanced Analogic Technologies (a)	460	7
Advanced Digital Information (a)(b)	8,643	87
Advanced Energy Industries (a)(b)	3,579	56
Advent Software (a)	2,922	77
Aeroflex (a)	10,109	122
Agile Software (a)	7,128	46
Agilysys	4,124	87
Airspan Networks (a)(b)	5,290	33
Altiris (a)	2,952	58
AMIS Holdings (a)	5,420	56
Amkor Technology (a)(b)	13,570	76
Anaren (a)	2,347	41
Anixter International	4,279	198
Ansoft (a)	917	32
ANSYS (a)	4,216	185
Anteon International (a)	3,744	206
Applied Digital Solutions (a)(b)	8,910	25
Applied Films (a)	2,024	45
Applied Micro Circuits (a)	41,740	137
aQuantive (a)(b)	7,592	197
Ariba (a)(b)	8,961	84
Arris Group (a)	13,921	164
AsiaInfo Holdings (a)	4,823	19
Aspen Technology (a)	5,978	51
Asyst Technologies (a)	6,636	48
Atari (a)	7,518	7
Atheros Communications (a)(b)	3,910	77
Atmel (a)(b)	56,330	223
ATMI (a)	4,980	167
Audiovox (a)	2,451	37
August Technology (a)	2,660	30
Autobytel (a)	5,661	27
Avocent (a)	6,636	221
Axcelis Technologies (a)	14,183	90
Bankrate (a)(b)	1,280	49
BearingPoint (a)(b)	24,860	204
Bel Fuse	1,554	58
Belden CDT (b)	5,866	159
Bell Microproducts (a)	4,050	26
Benchmark Electronics (a)(b)	5,646	206
Black Box	2,278	115
Blackbaud	1,278	22
Blackboard (a)	2,100	54
Blue Coat Systems (a)	1,420	58
Borland Software (a)	10,663	69
Bottomline Technologies (a)	1,990	23
Brocade Communications Systems (a)	36,380	167
Brooks Automation (a)	9,950	168
Cabot Microelectronics (a)(b)	3,345	111
Catapult Communications (a)	1,223	15
CCC Information Services Group (a)	1,169	31
C-COR.net (a)	6,679	43
Checkpoint Systems (a)	5,128	138
China Energy Savings Technology (a)	10	-
CIBER (a)	7,731	49
Ciena (a)	76,680	307
Cirrus Logic (a)	11,403	97
Click Commerce (a)(b)	1,160	35
CMGI (a)	65,346	98
CNET Networks (a)(b)	16,622	250
Cogent (a)	3,130	75
Cognex	5,505	161
Coherent (a)	3,454	107
Cohu	3,028	86
CommScope (a)(b)	7,390	163
Comtech Telecommunications (a)	2,929	93
Concur Technologies (a)	3,922	65
Conexant Systems (a)	63,840	214
Covansys (a)	3,770	57
Credence Systems (a)	12,092	106
CSG Systems International (a)	7,046	160
CTS	4,982	61
CyberSource (a)	3,890	34
Cymer (a)	4,919	222
Cypress Semiconductor (a)(b)	17,850	302
Daktronics	2,151	65
Digi International (a)	3,240	37
Digital Insight (a)	4,769	171
Digital River (a)	4,629	155
Digitas (a)(b)	11,953	156
Diodes (a)	1,834	68
Dionex (a)	2,714	144
Ditech Communications (a)	4,333	39
Dot Hill Systems (a)	6,129	47
DSP Group (a)	3,744	110
DTS (a)	2,340	39
EarthLink (a)	14,313	163
Echelon (a)	4,372	39
eCollege.com (a)	2,562	51
eFunds (a)	6,137	145
Electro Scientific Industries (a)	3,827	97
Electronics for Imaging (a)	7,253	201
EMCORE (a)(b)	5,020	41
Emulex (a)	11,260	207
Endwave (a)	1,050	11
Entegris (a)(b)	16,057	169
Entrust (a)	8,393	34
Epicor Software (a)	7,184	96
EPIQ Systems (a)	1,776	40
Equinix (a)	2,090	98
Euronet Worldwide (a)(b)	4,448	144
Exar (a)	4,714	63
Excel Technologies (a)	1,705	43
Extreme Networks (a)(b)	16,505	81
FactSet Research Systems	4,600	183
Fairchild Semiconductor International, Class A (a)(b)	16,040	320
FalconStor Software (a)	3,577	32
Fargo Electronics (a)	1,770	34
FARO Technologies (a)(b)	1,530	24
FEI (a)	3,191	74
FileNet (a)	5,547	156
Finisar (a)	28,416	77
FormFactor (a)	4,530	135
Forrester Research (a)	1,918	39
Foundry Networks (a)(b)	16,400	246
Gartner, Class A (a)(b)	7,526	104
Gateway (a)	34,953	95
Genesis Microchip (a)	4,682	86
Glenayre Technologies (a)	9,600	37
Global Imaging Systems (a)	3,178	112
GlobeTel Communications (a)(b)	9,880	26
Greenfield Online (a)	1,610	11
Harmonic (a)	9,905	55
Heartland Payment Systems (a)	120	3
Homestore (a)	19,786	120
HouseValues (a)	980	16
Hutchinson Technology (a)(b)	3,421	95
Hypercom (a)	7,122	48
Identix (a)	12,521	100
iGATE (a)	3,583	20
Ikanos Communications (a)	336	7
Imation	4,350	197
Infocrossing (a)(b)	2,700	28
Informatica (a)	11,769	173
InfoSpace (a)	4,202	99
infoUSA	4,691	51
Integral Systems	1,410	31
Integrated Device Technology (a)	26,275	365
Integrated Silicon Solutions (a)	5,352	35
InterDigital Communications (a)	7,240	187
Intergraph (a)	3,823	146
Intermec (a)(b)	6,635	231
International DisplayWorks (a)(b)	4,790	31
Internet Capital Group (a)	5,200	47
Internet Security Systems (a)	5,299	113
Inter-Tel	2,874	62
Intervideo (a)	1,470	16
InterVoice (a)	5,126	44
Interwoven (a)	5,601	53
Intevac (a)	2,870	46
Intrado (a)	2,466	63
iPass (a)	7,199	56
iPayment (a)	1,809	75
Itron (a)	3,259	156
iVillage (a)	6,120	46
Ixia (a)	4,399	55
IXYS (a)	3,241	35
J2 Global Communications (a)(b)	3,202	153
Jack Henry & Associates	9,810	201
JAMDAT Mobile (a)	1,420	38
JDA Software (a)	4,066	62
Jupitermedia (a)	2,740	44
Kanbay International (a)	3,070	52
Keane (a)(b)	6,134	66
Keithley Instruments	1,730	26
KEMET (a)	11,722	108
Keynote Systems (a)	2,645	33
Komag (a)(b)	3,925	185
Kopin (a)	9,844	47
Kronos (a)(b)	4,348	171
Kulicke & Soffa (a)	7,248	81
Landauer	1,132	53
Lattice Semiconductor (a)(b)	15,391	70
Lawson Software (a)(b)	8,405	62
Leadis Technology (a)	1,070	6
LeCroy (a)	1,420	20
Lexar Media (a)	10,804	84
Lionbridge Technologies (a)	6,443	49
Littelfuse (a)	2,944	87
Lo-Jack (a)	2,290	56
LTX (a)	8,316	45
Macrovision (a)	6,835	127
Magma Design Automation (a)	4,284	43
Magna Entertainment (a)(b)	5,503	40
Majesco Entertainment Company (a)	2,550	3
Manhattan Associates (a)	3,861	84
ManTech International (a)	2,095	59
MapInfo (a)	2,890	41
Marchex (a)(b)	2,680	65
MatrixOne (a)	6,988	35
Mattson Technology (a)	5,907	77
Maximus	2,690	105
Maxtor (a)	34,300	316
McDATA, Class A (a)	20,340	87
Measurement Specialties (a)	1,743	45
Mentor Graphics (a)	10,587	116
Methode Electronics, Class A	4,311	53
Metrologic Instruments (a)	1,656	35
Micrel (a)(b)	8,324	102
Micromuse (a)	10,928	109
Micros Systems (a)(b)	5,150	238
Microsemi (a)(b)	8,256	251
MicroStrategy (a)	1,872	180
Microtune (a)	7,460	36
Midway Games (a)	2,390	32
MIPS Technologies, Class A (a)	5,750	52
MKS Instruments (a)	4,424	96
Mobility Electronics (a)	3,750	39
Monolithic Power Systems (a)	2,490	43
Motive (a)	1,890	6
MPS Group (a)	14,046	200
MRO Software (a)	2,904	45
MRV Communications (a)	14,585	37
MTS Systems	2,677	98
Multi-Fineline Electronix (a)	1,030	55
Ness Technologies (a)	2,340	27
NETGEAR (a)	4,510	82
NetIQ (a)	5,846	77
Netlogic Microsystems (a)	1,420	52
NetRatings (a)	1,988	27
NetScout Systems (a)	3,327	21
Newport (a)	4,990	85
NIC (a)	4,809	29
Novatel Wireless (a)(b)	3,930	43
Nuance Communications (a)	16,041	137
OmniVision Technologies (a)(b)	7,470	188
ON Semiconductor (a)	19,398	146
Online Resources (a)	3,020	40
Open Solutions (a)	2,280	59
Openwave Systems (a)(b)	11,074	239
Oplink Communications (a)	1,986	35
Opsware (a)	9,974	73
Optical Communication Products (a)	89	-
OSI Systems (a)	2,129	47
Packeteer (a)	4,587	59
Palm (a)(b)	5,655	223
PAR Technology (a)	930	20
Parametric Technology (a)	36,397	228
Park Electrochemical	2,708	77
Paxar (a)	4,749	96
PDF Solutions (a)	2,516	45
Pegasus Solutions (a)	3,011	27
Pegasystems (a)	1,940	15
Pericom Semiconductor (a)	3,801	37
Perot Systems, Class A (a)	10,971	165
Phase Forward (a)	2,110	20
Phoenix Technologies (a)	3,850	26
Photon Dynamics (a)(b)	2,365	52
Photronics (a)	5,607	101
Pixelworks (a)	6,299	36
Plantronics (b)	6,556	229
Plexus (a)(b)	5,872	166
PLX Technology (a)	3,160	35
PMC-Sierra (a)(b)	24,440	231
Polycom (a)(b)	13,130	254
PortalPlayer (a)(b)	1,740	51
Power Integrations (a)	3,983	106
Powerwave Technologies (a)	14,763	216
Presstek (a)	3,957	41
Progress Software (a)	4,787	138
QAD	1,744	14
Quality Systems	1,022	90
Quantum (a)(b)	24,844	88
Quest Software (a)	8,474	134
Rackable Systems (a)	530	16
Radiant Systems (a)	3,110	44
RadiSys (a)	2,703	49
Rambus (a)(b)	13,330	390
RealNetworks (a)	15,600	126
Redback Networks (a)(b)	5,410	91
Renaissance Learning	1,174	19
RF Micro Devices (a)	25,402	185
RightNow Technologies (a)	1,080	17
Rimage (a)	1,340	44
Rofin-Sinar Technologies (a)	2,025	97
Rogers (a)	2,223	105
RSA Security (a)	9,646	148
Rudolph Technologies (a)	1,750	27
S1 (a)	9,510	40
SAFENET (a)	3,335	105
Sapient (a)(b)	10,807	71
ScanSource (a)	1,720	101
SeaChange International (a)	3,545	29
Secure Computing (a)	6,344	92
Semitool (a)	2,252	31
Semtech (a)(b)	9,880	190
SERENA Software (a)	3,739	88
Sigma Tel (a)	4,780	61
Silicon Image (a)	10,708	124
Silicon Laboratories (a)(b)	5,790	285
Silicon Storage Technology (a)	11,901	57
SiRF Technology Holdings (a)	4,670	157
Skyworks Solutions (a)	21,340	113
Sohu.com (a)	3,361	68
Sonic Solutions (a)	3,241	54
SonicWALL (a)	7,239	60
Sonus Networks (a)	33,620	157
Spatialight (a)(b)	4,040	10
SpectraLink	2,675	33
SPSS (a)	2,439	79
SSA Global Technologies (a)	1,240	22
Standard Microsystems (a)	2,792	96
StarTek	876	18
Stellent (a)	3,240	35
Stratasys (a)	1,411	37
SunPower (a)	760	30
Superior Essex (a)	2,300	53
Supertex (a)	1,401	42
Supportsoft (a)	6,235	27
Sycamore Networks (a)	22,747	113
Sykes Enterprises (a)	3,698	48
Symmetricom (a)	6,531	65
Synaptics (a)	2,979	82
SYNNEX (a)	1,130	21
Syntel	1,257	27
TALX (b)	4,041	127
TASER International (a)(b)	8,650	81
Technitrol	5,485	112
Tekelec (a)	7,654	120
Telkonet (a)(b)	4,970	18
Terayon Communications (a)	10,757	26
Terremark Worldwide (a)	4,299	22
Tessera Technologies (a)(b)	5,880	190
ThermoGenesis (a)	6,800	28
THQ (a)(b)	8,320	218
TIBCO Software (a)	28,910	231
TNS (a)	1,150	24
Transaction Systems Architects, Class A (a)(b)	5,108	169
TranSwitch (a)(b)	16,040	29
Travelzoo (a)	360	7
Trident Microsystems (a)(b)	6,860	179
TriQuint Semiconductor (a)	18,809	92
TTM Technologies (a)	5,587	58
Tyler Technologies (a)	4,892	43
Ulticom (a)	1,784	18
Ultimate Software Group (a)	2,820	62
Ultratech (a)	3,389	65
United Online	8,303	113
Universal Display (a)	3,188	42
UTStarcom (a)(b)	14,180	99
ValueClick (a)(b)	11,705	220
Varian Semiconductor Equipment Associates (a)	4,992	247
Vasco Data Security International (a)	3,390	37
Veeco Instruments (a)	3,570	78
VeriFone Holdings (a)	3,410	87
Verint Systems (a)	1,751	63
ViaSat (a)	2,924	74
Vignette (a)	3,894	66
Viisage Technology (a)	1,756	32
Virage Logic (a)	2,110	23
Vitesse Semiconductor (a)	29,567	77
Volterra Semiconductor (a)	1,470	28
WebEx Communications (a)	4,477	109
webMethods (a)	7,224	56
Websense (a)	3,240	214
WebSideStory (a)	1,220	25
Westell Technologies, Class A (a)	7,310	33
Wind River Systems (a)(b)	9,610	129
Witness Systems (a)	3,790	76
Wright Express (a)	5,440	138
X-Rite	2,957	35
Zhone Technologies (a)	12,450	29
Zoran (a)	6,088	119
		33,302
Materials - 5.1%
A. Schulman	4,345	107
A.M. Castle & Company	1,420	43
AK Steel Holding (a)	14,874	171
Aleris International (a)	4,170	174
Alpha Natural Resources (a)(b)	3,990	94
AMCOL International	2,924	79
American Vanguard (b)	1,720	44
Arch Chemicals	3,308	103
Balchem	1,815	41
Bowater (b)	7,580	207
Brush Engineered Metals (a)	2,600	56
Buckeye Technologies (a)	4,516	43
Calgon Carbon	4,728	34
Cambrex	3,575	79
Caraustar Industries (a)	4,267	46
Carpenter Technology (b)	3,297	299
Century Aluminum (a)(b)	3,046	104
CF Industries Holdings (b)	4,660	79
Chaparral Steel Company (a)	3,070	126
Chesapeake	2,740	42
Cleveland-Cliffs (b)	2,928	316
Coeur D'Alene Mines (a)(b)	32,514	168
Commercial Metals	7,960	377
Compass Minerals International	2,600	64
Deltic Timber	1,424	75
Eagle Materials (b)	2,486	405
Ferro	5,677	112
Georgia Gulf (b)	4,798	164
Gibraltar Industries	3,263	88
Glatfelter	4,939	70
GrafTech International (a)	13,608	102
Graphic Packaging (a)	9,820	27
Greif, Class A	2,089	136
H.B. Fuller	3,862	146
Headwaters (a)(b)	5,598	193
Hecla Mining (a)(b)	16,569	87
Hercules (a)(b)	15,306	179
Longview Fibre	6,923	132
MacDermid	4,236	128
Mercer International (a)	4,510	37
Metal Management	2,980	83
Minerals Technologies (b)	2,781	155
Myers Industries	3,680	55
Neenah Paper	1,510	44
NewMarket Group (a)	2,353	67
NL Industries	1,097	15
NN	2,364	31
Octel	1,881	38
Olin	9,642	198
OM Group (a)	3,981	86
Oregon Steel Mills (a)	4,800	198
Pioneer Companies (a)	1,750	54
PolyOne (a)	12,852	92
Potlatch (b)	4,031	207
Quanex	3,394	211
Roanoke Electric Steel	1,590	45
Rock-Tenn, Class A	4,122	58
Rockwood Holdings (a)	650	14
Royal Gold (b)	2,365	92
RTI International Metals (a)	3,001	136
Ryerson Tull (b)	3,513	108
Schnitzer Steel Industries, Class A	2,960	99
Schweitzer-Mauduit International	2,053	55
Sensient Technologies	6,330	120
Silgan Holdings	3,014	114
Spartech	4,345	104
Steel Dynamics (b)	5,476	254
Steel Technologies	1,510	44
Stepan	274	7
Stillwater Mining (a)	5,462	79
Symyx Technologies (a)	4,422	122
Terra Industries (a)(b)	11,790	81
Texas Industries (b)	3,070	165
Titanium Metals (a)(b)	1,646	125
Tronox (b)	278	4
USEC	11,535	176
W.R. Grace & Company (a)	9,065	113
Wausau-Mosinee Paper	5,948	76
Wellman	4,592	33
Westlake Chemical (b)	1,880	59
Wheeling-Pittsburgh (a)	1,320	20
Worthington Industries	9,230	190
Zoltek Companies (a)(b)	1,690	23
		9,027
Telecommunication Services - 1.4%
Alaska Communications Systems Group	1,730	17
Arbinet-thexchange (a)	510	3
Broadwing (a)	8,829	78
Centennial Communications, Class A	3,063	29
Cincinnati Bell (a)(b)	33,297	117
Cogent Communications Group (a)	860	6
Commonwealth Telephone Enterprises	2,870	96
Consolidated Communications Holdings	910	11
CT Communications	2,816	38
Dobson Communications, Class A (a)	18,988	141
FairPoint Communications	4,020	47
General Communication (a)(b)	7,810	85
Golden Telecom (b)	2,820	82
Hungarian Telephone & Cable (a)	630	10
IDT (a)	7,880	97
InPhonic (a)(b)	2,390	20
Iowa Telecommunication Services	3,050	51
Level 3 Communications (a)(b)	106,099	398
NeuStar (a)(b)	2,260	66
North Pittsburgh	2,197	44
Premiere Global Services (a)	9,755	88
Price Communications (a)	6,089	92
SBA Communications (a)	11,216	245
Shenandoah Telecommunications	1,016	47
SureWest Communications	2,042	57
Syniverse Holdings (a)	1,740	42
Talk America Holdings (a)	4,098	39
Time Warner Telecom, Class A (a)	6,795	73
UbiquiTel (a)	10,500	103
USA Mobility	3,638	102
Valor Communications Group (b)	3,980	47
Wireless Facilities (a)	8,179	44
		2,415
Utilities - 2.3%
Allete	3,400	151
American States Water	2,274	72
Aquila (a)	51,082	186
Avista (b)	6,574	126
Black Hills (b)	4,359	155
California Water Service	2,313	98
Cascade Natural Gas	1,244	25
Central Vermont Public Service	1,838	36
CH Energy Group	2,112	99
CLECO	6,685	147
Connecticut Water Service	1,363	33
Duquesne Light Holdings	10,500	189
El Paso Electric (a)	6,671	137
Empire District Electric (b)	3,643	81
EnergySouth	1,168	35
IDACORP (b)	5,713	181
ITC Holdings (b)	500	14
Laclede Group	2,862	93
MGE Energy	2,768	95
Middlesex Water	1,544	29
New Jersey Resources	3,614	164
NICOR (b)	5,550	227
Northwest Natural Gas	2,983	106
NorthWestern	4,770	149
Ormat Technologies	1,170	41
Otter Tail	3,952	121
People's Energy (b)	5,100	190
Sierra Pacific Resources (a)	24,199	319
SJW	1,117	57
South Jersey Industries	3,782	111
Southern Union Company Fractional Shares (a)(c)(d)	-	-
Southwest Gas	5,097	141
Southwest Water	3,471	54
UIL Holdings	1,857	90
UniSource Energy Holding	4,741	147
WGL Holdings	5,380	168
		4,067
Total Common Stocks
(cost $123,660)		174,867

Short-Term Investments - 0.2%
Affiliated Money Market Fund - 0.0%
First American Prime Obligations Fund, Class Z (e)	15,278	15

U.S. Treasury Obligation - 0.2%	PAR (000)
U.S. Treasury Bill
3.490%, 03/02/2006 (f)	$300	299
Total Short-Term Investments
(cost $314)		314

Investments Purchased with Proceeds from Securities Lending (g) - 27.3%
(cost $47,753)		47,753

Total Investments - 127.4%
(cost $171,727)		222,934
Other Assets and Liabilities, Net - (27.4)%		(47,941)
Total Net Assets - 100.0%		$174,993

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2006, the fund held fair valued securities disclosed in footnote (c).

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at January 31, 2006. Total loaned securities had a market value of $45,670,923 at January 31, 2006.
(c)	Security is fair valued. As of January 31, 2006, the fair value of these investments was $0 or 0.0% of total net assets.
(d)	Security considered illiquid or restricted. As of January 31, 2006, the value of these investments was $0 or 0.0% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(f)	Yield shown is effective yield at date of purchase.
(g)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of January 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	$12,679
	Corporate Obligations	16,116
	Repurchase Agreements	17,996
	Other Short-Term Securities	962
	Total	$47,753

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:   /s/ Thomas S. Schreier, Jr.
               Thomas S. Schreier, Jr.
               President

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas S. Schreier, Jr.
              Thomas S. Schreier, Jr.
              President

Date: April 3, 2006

By:   /s/ Charles D. Gariboldi, Jr.
               Charles D. Gariboldi, Jr.
               Treasurer

Date: April 3, 2006